UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
May 31*
Date of reporting period:
May 31, 2024
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Aggressive Growth Allocation Fund
Class A-MAAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$42	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.97%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.97%	10.20%	8.53%
A with initial sales charge (5.75%)	13.07%	8.90%	7.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGA-ANN

MFS® Aggressive Growth Allocation Fund
Class B-MBAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.06%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.06%	9.37%	7.71%
B with CDSC (declining over six years from 4% to 0%)×	15.06%	9.09%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGB-ANN

MFS® Aggressive Growth Allocation Fund
Class C-MCAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.11%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.11%	9.37%	7.71%
C with CDSC (1% for 12 months)×	18.11%	9.37%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGC-ANN

MFS® Aggressive Growth Allocation Fund
Class I-MIAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.32%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	20.32%	10.47%	8.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGI-ANN

MFS® Aggressive Growth Allocation Fund
Class R1-MAAFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.08%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.08%	9.37%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGR1-ANN

MFS® Aggressive Growth Allocation Fund
Class R2-MAWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$69	0.63%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.66%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.66%	9.92%	8.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGR2-ANN

MFS® Aggressive Growth Allocation Fund
Class R3-MAAHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$42	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.98%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.98%	10.19%	8.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGR3-ANN

MFS® Aggressive Growth Allocation Fund
Class R4-MAALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.26%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	20.26%	10.47%	8.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGR4-ANN

MFS® Aggressive Growth Allocation Fund
Class R6-AGGPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$6	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.37%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	20.37%	3.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	6.83%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
AGGR6-ANN

MFS® Conservative
Allocation Fund
Class A-MACFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.05%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.05%	5.03%	4.57%
A with initial sales charge (5.75%)	3.73%	3.80%	3.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONA-ANN

MFS® Conservative
Allocation Fund
Class B-MACBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.18%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.18%	4.25%	3.78%
B with CDSC (declining over six years from 4% to 0%)×	5.18%	3.91%	3.78%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONB-ANN

MFS® Conservative
Allocation Fund
Class C-MACVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.24%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.24%	4.25%	3.79%
C with CDSC (1% for 12 months)×	8.24%	4.25%	3.79%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONC-ANN

MFS® Conservative
Allocation Fund
Class I-MACIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.34%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.34%	5.30%	4.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONI-ANN

MFS® Conservative
Allocation Fund
Class R1-MACKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.28%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.28%	4.25%	3.79%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONR1-ANN

MFS® Conservative
Allocation Fund
Class R2-MCARX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.73%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.73%	4.77%	4.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONR2-ANN

MFS® Conservative
Allocation Fund
Class R3-MACNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.01%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.01%	5.03%	4.56%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONR3-ANN

MFS® Conservative
Allocation Fund
Class R4-MACJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.32%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.32%	5.30%	4.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONR4-ANN

MFS® Conservative
Allocation Fund
Class R6-MACQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$3	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.41%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	10.41%	0.53%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(3.74)%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	0.73%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
CONR6-ANN

MFS® Growth Allocation Fund
Class A-MAGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$38	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.32%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.32%	8.78%	7.40%
A with initial sales charge (5.75%)	10.57%	7.50%	6.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROA-ANN

MFS® Growth Allocation Fund
Class B-MBGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.42%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.42%	7.96%	6.60%
B with CDSC (declining over six years from 4% to 0%)×	12.42%	7.66%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROB-ANN

MFS® Growth Allocation Fund
Class C-MCGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.45%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.45%	7.96%	6.60%
C with CDSC (1% for 12 months)×	15.45%	7.96%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROC-ANN

MFS® Growth Allocation Fund
Class I-MGWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.60%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.60%	9.05%	7.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROI-ANN

MFS® Growth Allocation Fund
Class R1-MAGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.46%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.46%	7.96%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROR1-ANN

MFS® Growth Allocation Fund
Class R2-MGALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$65	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.00%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.00%	8.51%	7.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROR2-ANN

MFS® Growth Allocation Fund
Class R3-MAGEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$38	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.33%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.33%	8.78%	7.40%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROR3-ANN

MFS® Growth Allocation Fund
Class R4-MAGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.59%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.59%	9.06%	7.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROR4-ANN

MFS® Growth Allocation Fund
Class R6-MAGQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.73%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	17.73%	2.70%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Growth Allocation Fund Blended Index ∆	19.07%	4.93%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
GROR6-ANN

MFS® Moderate Allocation Fund
Class A-MAMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.48%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.48%	6.87%	5.98%
A with initial sales charge (5.75%)	6.95%	5.61%	5.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODA-ANN

MFS® Moderate Allocation Fund
Class B-MMABX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.67%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.67%	6.09%	5.20%
B with CDSC (declining over six years from 4% to 0%)×	8.67%	5.77%	5.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODB-ANN

MFS® Moderate Allocation Fund
Class C-MMACX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.64%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.64%	6.08%	5.19%
C with CDSC (1% for 12 months)×	11.64%	6.08%	5.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODC-ANN

MFS® Moderate Allocation Fund
Class I-MMAIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.79%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.79%	7.15%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODI-ANN

MFS® Moderate Allocation Fund
Class R1-MAMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.65%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.65%	6.07%	5.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODR1-ANN

MFS® Moderate Allocation Fund
Class R2-MARRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$63	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.22%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.22%	6.61%	5.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODR2-ANN

MFS® Moderate Allocation Fund
Class R3-MAMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.49%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.49%	6.89%	5.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODR3-ANN

MFS® Moderate Allocation Fund
Class R4-MAMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.77%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.77%	7.14%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODR4-ANN

MFS® Moderate Allocation Fund
Class R6-MAMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.87%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	13.87%	1.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	2.89%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/24
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE International Limited ("FTSE")© FTSE 2019. "FTSE®" is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. "FT-SE®", "FOOTSIE®" and "FTSE4GOOD®" are trademarks of the London Stock Exchange Group companies. "Nareit®" is a trademark of the National Association of Real Estate Investment Trusts ("Nareit") and "EPRA®" is a trademark of the European Public Real Estate Association ("EPRA") and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MODR6-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class A-BMSFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.49%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	31.49%	12.61%	11.03%
A with initial sales charge (5.75%)	23.93%	11.28%	10.18%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSA-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class B-BMSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$183	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.58%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	30.58%	11.78%	10.20%
B with CDSC (declining over six years from 4% to 0%)×	26.58%	11.52%	10.20%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSB-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class C-BMSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.59%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	30.59%	11.77%	10.20%
C with CDSC (1% for 12 months)×	29.59%	11.77%	10.20%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSC-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class I-BMSLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.91%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	31.91%	12.90%	11.31%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSI-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R1-BMSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$183	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.52%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	30.52%	11.78%	10.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSR1-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R2-BMSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.24%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	31.24%	12.33%	10.75%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSR2-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R3-BMSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$97	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.54%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	31.54%	12.62%	11.03%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSR3-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R4-BMSVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.93%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	31.93%	12.90%	11.31%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSR4-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R6-BMSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 32.03%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	32.03%	13.01%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BMSR6-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class A-BRSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.38%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	21.38%	7.56%	8.47%
A with initial sales charge (5.75%)	14.40%	6.29%	7.74%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSA-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class B-BRSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.48%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	20.48%	6.75%	7.65%
B with CDSC (declining over six years from 4% to 0%)×	16.48%	6.44%	7.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSB-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class C-BRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.60%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	20.60%	6.76%	7.66%
C with CDSC (1% for 12 months)×	19.60%	6.76%	7.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSC-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class I-BRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$82	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.68%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	21.68%	7.81%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSI-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R1-BRSPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.58%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	20.58%	6.76%	7.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSR1-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R2-BRSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.11%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	21.11%	7.29%	8.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSR2-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R3-BRSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$110	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.45%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	21.45%	7.55%	8.46%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSR3-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R4-BRSUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$82	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.76%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	21.76%	7.83%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSR4-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R6-BRSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.83%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.83%	7.93%	8.83%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRSR6-ANN

MFS® Blended Research®
Value Equity Fund
Class A-BRUDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.03%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	27.03%	12.03%	10.27%
A with initial sales charge (5.75%)	19.72%	10.72%	9.52%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUA-ANN

MFS® Blended Research®
Value Equity Fund
Class B-BRUEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.05%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	26.05%	11.17%	9.44%
B with CDSC (declining over six years from 4% to 0%)×	22.05%	10.91%	9.44%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUB-ANN

MFS® Blended Research®
Value Equity Fund
Class C-BRUGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 25.97%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	25.97%	11.19%	9.44%
C with CDSC (1% for 12 months)×	24.97%	11.19%	9.44%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUC-ANN

MFS® Blended Research®
Value Equity Fund
Class I-BRUHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$56	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.34%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	27.34%	12.30%	10.54%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUI-ANN

MFS® Blended Research®
Value Equity Fund
Class R1-BRUJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$84	0.74%
For the period from June 1, 2023 through May 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $169 and 1.49%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.00%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	27.00%	11.70%	9.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUR1-ANN

MFS® Blended Research®
Value Equity Fund
Class R2-BRUKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$112	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.70%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	26.70%	11.75%	9.99%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUR2-ANN

MFS® Blended Research®
Value Equity Fund
Class R3-BRULX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$84	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.01%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	27.01%	12.03%	10.27%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUR3-ANN

MFS® Blended Research®
Value Equity Fund
Class R4-BRUMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$56	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.30%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	27.30%	12.31%	10.55%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUR4-ANN

MFS® Blended Research®
Value Equity Fund
Class R6-BRUNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.34%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	27.34%	12.40%	10.63%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRUR6-ANN

MFS® Blended Research®
Growth Equity Fund
Class A-BRWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.18%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	38.18%	17.84%	14.66%
A with initial sales charge (5.75%)	30.23%	16.45%	13.88%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWA-ANN

MFS® Blended Research®
Growth Equity Fund
Class B-BRWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$177	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.14%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	37.14%	16.97%	13.81%
B with CDSC (declining over six years from 4% to 0%)×	33.14%	16.75%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWB-ANN

MFS® Blended Research®
Growth Equity Fund
Class C-BRWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$177	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.16%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	37.16%	16.98%	13.81%
C with CDSC (1% for 12 months)×	36.16%	16.98%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWC-ANN

MFS® Blended Research®
Growth Equity Fund
Class I-BRWJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.56%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	38.56%	18.16%	14.96%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWI-ANN

MFS® Blended Research®
Growth Equity Fund
Class R1-BRWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$177	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.16%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	37.16%	16.96%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWR1-ANN

MFS® Blended Research®
Growth Equity Fund
Class R2-BRWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$118	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.82%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	37.82%	17.57%	14.38%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWR2-ANN

MFS® Blended Research®
Growth Equity Fund
Class R3-BRWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.22%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	38.22%	17.85%	14.67%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWR3-ANN

MFS® Blended Research®
Growth Equity Fund
Class R4-BRWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.51%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	38.51%	18.15%	14.96%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWR4-ANN

MFS® Blended Research®
Growth Equity Fund
Class R6-BRWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.63%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	38.63%	18.25%	15.05%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
BRWR6-ANN

MFS® Emerging Markets
Equity Fund
Class A-MEMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.99%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.99%	1.46%	1.51%
A with initial sales charge (5.75%)	4.60%	0.26%	0.91%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMA-ANN

MFS® Emerging Markets
Equity Fund
Class B-MEMBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.14%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.14%	0.69%	0.75%
B with CDSC (declining over six years from 4% to 0%)×	6.14%	0.30%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMB-ANN

MFS® Emerging Markets
Equity Fund
Class C-MEMCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$216	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.11%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.11%	0.69%	0.75%
C with CDSC (1% for 12 months)×	9.11%	0.69%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMC-ANN

MFS® Emerging Markets
Equity Fund
Class I-MEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$112	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.27%	1.71%	1.76%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMI-ANN

MFS® Emerging Markets
Equity Fund
Class R1-MEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$216	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.17%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.17%	0.71%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMR1-ANN

MFS® Emerging Markets
Equity Fund
Class R2-MEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$164	1.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.71%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.71%	1.20%	1.25%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMR2-ANN

MFS® Emerging Markets
Equity Fund
Class R3-MEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$138	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.01%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.01%	1.46%	1.51%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMR3-ANN

MFS® Emerging Markets
Equity Fund
Class R4-MEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$112	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.27%	1.71%	1.76%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMR4-ANN

MFS® Emerging Markets
Equity Fund
Class R6-MEMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.45%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.45%	1.85%	1.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FEMR6-ANN

MFS® International Growth Fund
Class A-MGRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$116	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Growth Fund (fund) provided a total return of 12.11%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.11%	8.22%	6.44%
A with initial sales charge (5.75%)	5.66%	6.94%	5.81%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFA-ANN

MFS® International Growth Fund
Class B-MGRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$195	1.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Growth Fund (fund) provided a total return of 11.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.25%	7.40%	5.65%
B with CDSC (declining over six years from 4% to 0%)×	7.25%	7.10%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFB-ANN

MFS® International Growth Fund
Class C-MGRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Growth Fund (fund) provided a total return of 11.24%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.24%	7.40%	5.65%
C with CDSC (1% for 12 months)×	10.24%	7.40%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFC-ANN

MFS® International Growth Fund
Class I-MQGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$89	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Growth Fund (fund) provided a total return of 12.36%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.36%	8.49%	6.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFI-ANN

MFS® International Growth Fund
Class R1-MGRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$194	1.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Growth Fund (fund) provided a total return of 11.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.25%	7.40%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFR1-ANN

MFS® International Growth Fund
Class R2-MGRQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$143	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Growth Fund (fund) provided a total return of 11.81%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.81%*	7.94%	6.18%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.78%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFR2-ANN

MFS® International Growth Fund
Class R3-MGRTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$116	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Growth Fund (fund) provided a total return of 12.09%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.09%	8.21%	6.44%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFR3-ANN

MFS® International Growth Fund
Class R4-MGRVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$90	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Growth Fund (fund) provided a total return of 12.37%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.37%	8.48%	6.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFR4-ANN

MFS® International Growth Fund
Class R6-MGRDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Growth Fund (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.50%	8.61%	6.82%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGFR6-ANN

MFS® International Intrinsic Value Fund
Class A-MGIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.12%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.12%*	8.01%	7.32%
A with initial sales charge (5.75%)	12.27%	6.74%	6.69%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIA-ANN

MFS® International Intrinsic Value Fund
Class B-MGIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$197	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.19%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	18.19%*	7.20%	6.52%
B with CDSC (declining over six years from 4% to 0%)×	14.19%	6.91%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.16%.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIB-ANN

MFS® International Intrinsic Value Fund
Class C-MGICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.22%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	18.22%*	7.21%	6.52%
C with CDSC (1% for 12 months)×	17.22%	7.21%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.19%.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIC-ANN

MFS® International Intrinsic Value Fund
Class I-MINIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$88	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.41%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	19.41%*	8.28%	7.59%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGII-ANN

MFS® International Intrinsic Value Fund
Class R1-MINRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$196	1.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.22%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	18.22%	7.20%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIR1-ANN

MFS® International Intrinsic Value Fund
Class R2-MINFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$142	1.30%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.79%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	18.79%*	7.74%	7.05%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.75%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIR2-ANN

MFS® International Intrinsic Value Fund
Class R3-MINGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$116	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.12%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.12%*	8.01%	7.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIR3-ANN

MFS® International Intrinsic Value Fund
Class R4-MINHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$88	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.41%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	19.41%*	8.28%	7.59%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIR4-ANN

MFS® International Intrinsic Value Fund
Class R6-MINJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.51%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	19.51%*	8.40%	7.70%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.48%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
FGIR6-ANN

MFS® International
DiversificationSM Fund
Class A-MDIDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Diversification Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.19%	7.10%	5.46%
A with initial sales charge (5.75%)	7.62%	5.84%	4.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIA-ANN

MFS® International
DiversificationSM Fund
Class B-MDIFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Diversification Fund (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.32%	6.31%	4.67%
B with CDSC (declining over six years from 4% to 0%)×	9.32%	5.99%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIB-ANN

MFS® International
DiversificationSM Fund
Class C-MDIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Diversification Fund (fund) provided a total return of 13.30%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.30%	6.30%	4.67%
C with CDSC (1% for 12 months)×	12.30%	6.30%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIC-ANN

MFS® International
DiversificationSM Fund
Class I-MDIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Diversification Fund (fund) provided a total return of 14.48%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.48%	7.37%	5.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDII-ANN

MFS® International
DiversificationSM Fund
Class R1-MDIOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Diversification Fund (fund) provided a total return of 13.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.25%	6.29%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIR1-ANN

MFS® International
DiversificationSM Fund
Class R2-MDIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$64	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Diversification Fund (fund) provided a total return of 13.88%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.88%	6.84%	5.20%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIR2-ANN

MFS® International
DiversificationSM Fund
Class R3-MDIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Diversification Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.19%	7.10%	5.46%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIR3-ANN

MFS® International
DiversificationSM Fund
Class R4-MDITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Diversification Fund (fund) provided a total return of 14.43%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.43%	7.36%	5.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIR4-ANN

MFS® International
DiversificationSM Fund
Class R6-MDIZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Diversification Fund (fund) provided a total return of 14.58%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	14.58%	7.47%	6.18%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.51%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MDIR6-ANN

MFS® Managed Wealth Fund
Class A-MNWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$97	0.93%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class A shares of the fund provided a total return of 8.78%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	8.78%	2.91%	2.93%
A with initial sales charge (5.75%)	2.52%	1.70%	2.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWA-ANN

MFS® Managed Wealth Fund
Class B-MNWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class B shares of the fund provided a total return of 7.95%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	7.95%	2.09%	2.06%
B with CDSC (declining over six years from 4% to 0%)×	3.95%	1.72%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWB-ANN

MFS® Managed Wealth Fund
Class C-MNWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class C shares of the fund provided a total return of 7.99%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.99%	2.08%	2.06%
C with CDSC (1% for 12 months)×	6.99%	2.08%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWC-ANN

MFS® Managed Wealth Fund
Class I-MNWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$72	0.69%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class I shares of the fund provided a total return of 9.01%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	9.01%	3.09%	3.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWI-ANN

MFS® Managed Wealth Fund
Class R1-MNWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R1 shares of the fund provided a total return of 7.95%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	7.95%	2.09%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWR1-ANN

MFS® Managed Wealth Fund
Class R2-MNWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$123	1.18%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R2 shares of the fund provided a total return of 8.53%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	8.53%	2.60%	2.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWR2-ANN

MFS® Managed Wealth Fund
Class R3-MNWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$97	0.93%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R3 shares of the fund provided a total return of 8.79%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	8.79%	2.85%	2.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWR3-ANN

MFS® Managed Wealth Fund
Class R4-MNWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$71	0.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R4 shares of the fund provided a total return of 9.01%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	9.01%	3.11%	3.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWR4-ANN

MFS® Managed Wealth Fund
Class R6-MNWZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$65	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R6 shares of the fund provided a total return of 9.18%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.18%	3.19%	3.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	13.68%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	2.06%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
MGWR6-ANN

MFS® International Large Cap Value Fund
Class A-MKVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.92%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	17.92%	12.05%
A with initial sales charge (5.75%)	11.14%	10.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVA-ANN

MFS® International Large Cap Value Fund
Class C-MKVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.02%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	17.02%	11.18%
C with CDSC (1% for 12 months)×	16.02%	11.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVC-ANN

MFS® International Large Cap Value Fund
Class I-MKVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.16%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	18.16%	12.35%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVI-ANN

MFS® International Large Cap Value Fund
Class R1-MKVDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$188	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 16.98%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	16.98%	11.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVR1-ANN

MFS® International Large Cap Value Fund
Class R2-MKVEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$134	1.23%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.56%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	17.56%	11.71%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVR2-ANN

MFS® International Large Cap Value Fund
Class R3-MKVFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$107	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.89%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	17.89%	12.05%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVR3-ANN

MFS® International Large Cap Value Fund
Class R4-MKVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$80	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.15%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	18.15%	12.36%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVR4-ANN

MFS® International Large Cap Value Fund
Class R6-MKVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.24%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	18.24%	12.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Since inception returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
MKVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended May 31, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023

MFS Blended Research Growth Equity Fund	56,725	54,730
MFS Blended Research Mid Cap Equity Fund	55,627	53,671
MFS Blended Research Small Cap Equity Fund	54,950	54,950
MFS Blended Research Value Equity Fund	56,725	54,730
MFS International Diversification Fund	36,147	34,886
Total	260,174	252,967

Fees billed by E&Y:		Audit Fees
	2024	2023

MFS Aggressive Growth Allocation Fund	35,152	33,927
MFS Conservative Allocation Fund	35,152	33,927
MFS Emerging Markets Equity Fund	66,676	64,325
MFS Growth Allocation Fund	35,152	33,927
MFS International Growth Fund	66,818	64,463
MFS International Intrinsic Value Fund	66,818	64,463
MFS International Large Cap Value Fund	57,835	55,800
MFS Managed Wealth Fund	43,463	41,941
MFS Moderate Allocation Fund	35,152	33,927
Total	442,218	426,700

For the fiscal years ended May 31, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023

To MFS Blended Research	0	0	0	0	0	0
Growth Equity Fund
To MFS Blended Research Mid	0	0	0	0	0	0
Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Small Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Value Equity Fund
To MFS International	0	0	0	0	0	0
Diversification Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:
Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023

To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	3,790
Research Growth Equity Fund*
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	3,790
Research Mid Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	3,790
Research Small Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	3,790
Research Value Equity Fund*
To MFS and MFS Related
Entities of MFS International	0	0	0	0	0	3,790
Diversification Fund*
Fees billed by Deloitte:			Aggregate fees for non-audit services
			2024		2023

To MFS Blended Research Growth Equity			0		3,790
Fund, MFS and MFS Related Entities#
To MFS Blended Research Mid Cap Equity			0		3,790
Fund, MFS and MFS Related Entities#
To MFS Blended Research Small Cap Equity			0		3,790
Fund, MFS and MFS Related Entities#
To MFS Blended Research Value Equity			0		3,790
Fund, MFS and MFS Related Entities#
To MFS International Diversification Fund,			0		3,790
MFS and MFS Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
2024		2023	2024	2023	2024	2023

To MFS Aggressive Growth	0	0	0	0	0	0
Allocation Fund
To MFS Conservative	0	0	0	0	0	0
Allocation Fund
To MFS Emerging Markets	0	0	644	636	0	0
Equity Fund
To MFS Growth Allocation	0	0	0	0	0	0
Fund
To MFS International Growth	0	0	644	636	0	0
Fund
To MFS International Intrinsic	0	0	644	636	0	0
Value Fund
To MFS International Large	0	0	644	636	0	0
Cap Value Fund
To MFS Managed Wealth	0	0	267	259	0	0
Fund
To MFS Moderate Allocation	0	0	0	0	0	0
Fund
Total fees billed by E&Y	0	0	2,845	2,803	0	0
To above Funds:
Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
2024		2023	2024	2023	2024	20235

To MFS and MFS Related Entities of
MFS Aggressive Growth Allocation	0	0	0	0	3,600	6,765
Fund*
To MFS and MFS Related Entities of
MFS Conservative Allocation Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS Emerging Markets Equity Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS Growth Allocation Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS International Growth Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS International Intrinsic Value Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS International Large Cap Value	0	0	0	0	3,600	6,765
Fund*
To MFS and MFS Related Entities of
MFS Managed Wealth Fund*	0	0	0	0	3,600	6,765
To MFS and MFS Related Entities of
MFS Moderate Allocation Fund*	0	0	0	0	3,600	6,765

Fees billed by E&Y:		Aggregate fees for non-audit services
			2024		20235

To MFS Aggressive Growth Allocation Fund, MFS
and MFS Related Entities#		229,540			231,515
To MFS Conservative Allocation Fund, MFS and
MFS Related Entities#		229,540			231,515
To MFS Emerging Markets Equity Fund, MFS and
MFS Related Entities#		230,184			232,151
To MFS Growth Allocation Fund, MFS and MFS
Related Entities#		229,540			231,515
To MFS International Growth Fund, MFS and MFS
Related Entities#		230,184			232,151
To MFS International Intrinsic Value Fund, MFS
and MFS Related Entities#		230,184			232,151
To MFS International Large Cap Value Fund, MFS
and MFS Related Entities#		230,184			232,151
To MFS Managed Wealth Fund, MFS and MFS
Related Entities#		229,807			231,774
To MFS Moderate Allocation Fund, MFS and MFS
Related Entities#		229,540			231,515

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

5 Certain fees reported in 2023 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended May 31, 2023.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund
Portfolio of Investments
5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 58.6%
MFS Emerging Markets Debt Fund - Class R6	6,355,083	$75,371,286
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,786,666	74,861,597
MFS Global Opportunistic Bond Fund - Class R6	33,122,365	262,991,582
MFS Government Securities Fund - Class R6	41,492,500	350,196,697
MFS High Income Fund - Class R6	49,633,331	150,885,326
MFS Inflation-Adjusted Bond Fund - Class R6	41,056,929	372,796,911
MFS Limited Maturity Fund - Class R6	65,449,491	376,334,575
MFS Total Return Bond Fund - Class R6	57,879,872	538,861,608
		$2,202,299,582
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,315,175	$56,131,684
MFS International Intrinsic Value Fund - Class R6	1,368,072	56,419,287
MFS International Large Cap Value Fund - Class R6	4,021,784	56,626,723
MFS Research International Fund - Class R6	5,627,914	132,087,128
		$301,264,822
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	20,271,469	$73,990,862
MFS Global Real Estate Fund - Class R6	4,625,872	75,124,162
		$149,115,024
U.S. Stock Funds – 26.4%
MFS Growth Fund - Class R6	964,318	$197,357,367
MFS Mid Cap Growth Fund - Class R6 (a)	4,726,808	147,334,621
MFS Mid Cap Value Fund - Class R6	4,512,613	150,631,023
MFS New Discovery Fund - Class R6 (a)	1,243,827	37,302,373
MFS New Discovery Value Fund - Class R6	2,064,241	37,404,049
MFS Research Fund - Class R6	3,387,403	196,638,720
MFS Value Fund - Class R6	4,453,780	225,762,101
		$992,430,254
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	112,007,902	$112,019,102
Total Investment Companies (Identified Cost, $3,103,264,921)		$3,757,128,784
Other Assets, Less Liabilities – 0.1%		2,657,014
Net Assets – 100.0%		$3,759,785,798
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 38.2%
MFS Emerging Markets Debt Fund - Class R6	16,810,189	$199,368,840
MFS Emerging Markets Debt Local Currency Fund - Class R6	23,948,665	130,041,251
MFS Global Opportunistic Bond Fund - Class R6	41,268,747	327,673,852
MFS Government Securities Fund - Class R6	72,075,986	608,321,325
MFS High Income Fund - Class R6	87,277,172	265,322,603
MFS Inflation-Adjusted Bond Fund - Class R6	50,004,216	454,038,276
MFS Total Return Bond Fund - Class R6	58,984,272	549,143,576
		$2,533,909,723
International Stock Funds – 13.2%
MFS Emerging Markets Equity Fund - Class R6	1,972,644	$65,807,407
MFS International Growth Fund - Class R6	3,138,895	133,968,013
MFS International Intrinsic Value Fund - Class R6	3,266,537	134,711,990
MFS International Large Cap Value Fund - Class R6	9,604,223	135,227,456
MFS International New Discovery Fund - Class R6	2,066,332	66,473,913
MFS Research International Fund - Class R6	14,363,137	337,102,824
		$873,291,603
Non-Traditional Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	54,129,529	$197,572,781
MFS Global Real Estate Fund - Class R6	12,127,649	196,953,022
		$394,525,803
U.S. Stock Funds – 39.7%
MFS Growth Fund - Class R6	2,380,954	$487,286,045
MFS Mid Cap Growth Fund - Class R6 (a)	14,709,344	458,490,265
MFS Mid Cap Value Fund - Class R6	14,094,446	470,472,589
MFS New Discovery Fund - Class R6 (a)	3,287,670	98,597,220
MFS New Discovery Value Fund - Class R6	5,500,816	99,674,785
MFS Research Fund - Class R6	8,323,214	483,162,574
MFS Value Fund - Class R6	10,554,414	535,003,267
		$2,632,686,745
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.38% (v)	193,138,436	$193,157,749
Total Investment Companies (Identified Cost, $4,746,229,158)		$6,627,571,623
Other Assets, Less Liabilities – 0.0%		3,194,842
Net Assets – 100.0%		$6,630,766,465
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.0%
MFS Emerging Markets Debt Fund - Class R6	16,567,575	$196,491,441
MFS Emerging Markets Debt Local Currency Fund - Class R6	23,321,811	126,637,435
MFS Global Opportunistic Bond Fund - Class R6	24,203,311	192,174,290
MFS High Income Fund - Class R6	85,630,538	260,316,834
MFS Inflation-Adjusted Bond Fund - Class R6	34,673,563	314,835,948
MFS Total Return Bond Fund - Class R6	16,160,716	150,456,270
		$1,240,912,218
International Stock Funds – 20.2%
MFS Emerging Markets Equity Fund - Class R6	3,893,450	$129,885,501
MFS International Growth Fund - Class R6	4,637,504	197,928,651
MFS International Intrinsic Value Fund - Class R6	4,842,424	199,701,572
MFS International Large Cap Value Fund - Class R6	14,229,553	200,352,106
MFS International New Discovery Fund - Class R6	4,075,388	131,105,243
MFS Research International Fund - Class R6	19,840,017	465,645,197
		$1,324,618,270
Non-Traditional Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	71,305,352	$260,264,533
MFS Global Real Estate Fund - Class R6	15,731,766	255,483,882
		$515,748,415
U.S. Stock Funds – 50.7%
MFS Growth Fund - Class R6	2,999,263	$613,829,066
MFS Mid Cap Growth Fund - Class R6 (a)	18,554,054	578,329,871
MFS Mid Cap Value Fund - Class R6	17,891,850	597,229,966
MFS New Discovery Fund - Class R6 (a)	4,297,329	128,876,894
MFS New Discovery Value Fund - Class R6	7,223,188	130,884,164
MFS Research Fund - Class R6	10,470,440	607,809,024
MFS Value Fund - Class R6	13,023,052	660,138,515
		$3,317,097,500
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	141,133,698	$141,147,812
Total Investment Companies (Identified Cost, $3,991,212,876)		$6,539,524,215
Other Assets, Less Liabilities – 0.0%		2,899,683
Net Assets – 100.0%		$6,542,423,898
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 30.2%
MFS Emerging Markets Equity Fund - Class R6	2,477,808	$82,659,664
MFS International Growth Fund - Class R6	3,285,756	140,236,074
MFS International Intrinsic Value Fund - Class R6	3,417,241	140,927,041
MFS International Large Cap Value Fund - Class R6	10,042,521	141,398,691
MFS International New Discovery Fund - Class R6	3,463,370	111,416,603
MFS Research International Fund - Class R6	9,619,613	225,772,320
		$842,410,393
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	37,831,526	$138,085,071
MFS Global Real Estate Fund - Class R6	8,451,925	137,259,260
		$275,344,331
U.S. Stock Funds – 58.4%
MFS Growth Fund - Class R6	1,544,004	$315,995,797
MFS Mid Cap Growth Fund - Class R6 (a)	8,785,911	273,856,861
MFS Mid Cap Value Fund - Class R6	8,433,335	281,504,724
MFS New Discovery Fund - Class R6 (a)	2,288,300	68,626,102
MFS New Discovery Value Fund - Class R6	3,842,048	69,617,915
MFS Research Fund - Class R6	4,935,054	286,479,893
MFS Value Fund - Class R6	6,634,076	336,281,302
		$1,632,362,594
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	40,654,996	$40,659,061
Total Investment Companies (Identified Cost, $1,534,056,245)		$2,790,776,379
Other Assets, Less Liabilities – 0.1%		1,904,496
Net Assets – 100.0%		$2,792,680,875
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,757,128,784
MFS Moderate Allocation Fund	6,627,571,623
MFS Growth Allocation Fund	6,539,524,215
MFS Aggressive Growth Allocation Fund	2,790,776,379
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 5/31/24
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $3,103,264,921, $4,746,229,158, $3,991,212,876, and $1,534,056,245, respectively)	$3,757,128,784	$6,627,571,623	$6,539,524,215	$2,790,776,379
Receivables for
Investments sold	3,247,007	8,097,471	5,220,150	5,714,877
Fund shares sold	4,015,153	3,123,293	4,956,520	3,355,706
Receivable from investment adviser	—	77,987	112,421	—
Other assets	6,458	10,391	10,054	4,460
Total assets	$3,764,397,402	$6,638,880,765	$6,549,823,360	$2,799,851,422
Liabilities
Payables for
Investments purchased	$415,430	$189,127	$54,897	$118,339
Fund shares reacquired	3,493,163	6,699,663	6,078,861	6,444,143
Payable to affiliates
Investment adviser	—	—	—	29,186
Administrative services fee	97	97	97	97
Shareholder servicing costs	551,211	989,282	1,021,263	448,221
Distribution and service fees	51,100	94,437	92,221	39,287
Payable for independent Trustees' compensation	89	12	13	10
Accrued expenses and other liabilities	100,514	141,682	152,110	91,264
Total liabilities	$4,611,604	$8,114,300	$7,399,462	$7,170,547
Net assets	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875
Net assets consist of
Paid-in capital	$3,103,836,336	$4,674,704,926	$3,920,515,479	$1,499,190,769
Total distributable earnings (loss)	655,949,462	1,956,061,539	2,621,908,419	1,293,490,106
Net assets	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,634,558,852	$5,030,342,354	$4,774,613,586	$1,662,799,234
Class B	10,641,073	26,964,690	31,854,270	15,382,842
Class C	230,461,043	357,048,607	383,396,304	237,740,505
Class I	389,407,152	422,766,300	396,160,374	266,361,831
Class R1	8,753,984	18,753,951	16,320,791	14,165,941
Class R2	39,250,447	86,168,879	101,107,378	50,475,709
Class R3	67,618,622	157,587,636	114,964,055	83,256,558
Class R4	275,572,340	226,037,051	277,386,414	151,061,318
Class R6	103,522,285	305,096,997	446,620,726	311,436,937
Total net assets	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875
Shares of beneficial interest outstanding
Class A	157,671,259	255,425,898	195,259,877	55,616,868
Class B	639,080	1,388,777	1,304,182	522,462
Class C	14,039,419	18,591,154	16,028,289	8,231,918
Class I	23,034,788	21,078,306	15,990,994	8,711,589
Class R1	547,286	1,005,642	702,924	500,021
Class R2	2,433,352	4,501,546	4,255,499	1,733,277
Class R3	4,087,503	8,082,475	4,750,485	2,809,981
Class R4	16,474,068	11,489,300	11,345,964	5,026,434
Class R6	6,123,326	15,211,498	18,018,807	10,184,646
Total shares of beneficial interest outstanding	225,050,081	336,774,596	267,657,021	93,337,196
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.71	$19.69	$24.45	$29.90
Offering price per share (100 / 94.25 x net asset value per share)	$17.73	$20.89	$25.94	$31.72
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.65	$19.42	$24.42	$29.44
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.42	$19.21	$23.92	$28.88
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.91	$20.06	$24.77	$30.58
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.00	$18.65	$23.22	$28.33
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.13	$19.14	$23.76	$29.12
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.54	$19.50	$24.20	$29.63
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.73	$19.67	$24.45	$30.05

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.91	$20.06	$24.79	$30.58
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 5/31/24
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$119,289,364	$169,207,847	$132,457,025	$38,253,970
Other	1,034	1,615	1,511	645
Total investment income	$119,290,398	$169,209,462	$132,458,536	$38,254,615
Expenses
Distribution and service fees	$9,719,950	$17,307,825	$16,590,491	$6,909,993
Shareholder servicing costs	2,778,123	5,302,439	5,770,981	2,628,805
Administrative services fee	17,500	17,500	17,500	17,500
Independent Trustees' compensation	64,363	108,540	104,852	45,103
Custodian fee	73,822	110,781	99,996	44,924
Shareholder communications	132,315	240,829	299,805	147,221
Audit and tax fees	45,058	46,158	46,394	45,249
Legal fees	24,623	39,027	36,908	17,279
Miscellaneous	290,987	373,280	344,656	256,701
Total expenses	$13,146,741	$23,546,379	$23,311,583	$10,112,775
Reduction of expenses by investment adviser and distributor	(341)	(582,464)	(961,753)	(351)
Net expenses	$13,146,400	$22,963,915	$22,349,830	$10,112,424
Net investment income (loss)	$106,143,998	$146,245,547	$110,108,706	$28,142,191
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$55,508,959	$113,683,487	$50,162,415	$11,091,362
Capital gain distributions from affiliated issuers	46,379,915	110,072,931	138,324,789	72,173,034
Net realized gain (loss)	$101,888,874	$223,756,418	$188,487,204	$83,264,396
Change in unrealized appreciation or depreciation
Affiliated issuers	$150,916,467	$445,189,662	$697,896,876	$363,533,640
Net realized and unrealized gain (loss)	$252,805,341	$668,946,080	$886,384,080	$446,798,036
Change in net assets from operations	$358,949,339	$815,191,627	$996,492,786	$474,940,227
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$106,143,998	$146,245,547	$110,108,706	$28,142,191
Net realized gain (loss)	101,888,874	223,756,418	188,487,204	83,264,396
Net unrealized gain (loss)	150,916,467	445,189,662	697,896,876	363,533,640
Change in net assets from operations	$358,949,339	$815,191,627	$996,492,786	$474,940,227
Total distributions to shareholders	$(128,744,928)	$(261,699,848)	$(223,743,119)	$(83,271,543)
Change in net assets from fund share transactions	$(270,743,007)	$(222,811,782)	$(164,837,632)	$(18,861,300)
Total change in net assets	$(40,538,596)	$330,679,997	$607,912,035	$372,807,384
Net assets
At beginning of period	3,800,324,394	6,300,086,468	5,934,511,863	2,419,873,491
At end of period	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875
Year ended 5/31/23	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$102,516,487	$153,223,775	$131,309,343	$40,223,816
Net realized gain (loss)	(1,585,431)	89,241,744	126,462,302	58,804,692
Net unrealized gain (loss)	(177,539,829)	(384,454,116)	(382,067,726)	(147,153,319)
Change in net assets from operations	$(76,608,773)	$(141,988,597)	$(124,296,081)	$(48,124,811)
Total distributions to shareholders	$(129,292,758)	$(252,540,814)	$(255,517,410)	$(96,901,778)
Change in net assets from fund share transactions	$(167,373,931)	$(7,651,472)	$132,279,330	$106,951,553
Total change in net assets	$(373,275,462)	$(402,180,883)	$(247,534,161)	$(38,075,036)
Net assets
At beginning of period	4,173,599,856	6,702,267,351	6,182,046,024	2,457,948,527
At end of period	$3,800,324,394	$6,300,086,468	$5,934,511,863	$2,419,873,491
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Conservative Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.71	$16.53	$18.19	$15.98	$15.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.51	$0.26	$0.33
Net realized and unrealized gain (loss)	1.10	(0.70)	(1.50)	2.43	0.75
Total from investment operations	$1.56	$(0.28)	$(0.99)	$2.69	$1.08
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.42)	$(0.47)	$(0.27)	$(0.34)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.56)	$(0.54)	$(0.67)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$16.71	$15.71	$16.53	$18.19	$15.98
Total return (%) (r)(s)(t)(x)	10.05	(1.61)	(5.80)	17.04	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.32	0.33
Expenses after expense reductions (h)	0.34	0.34	0.34	0.32	0.33
Net investment income (loss) (l)	2.82	2.67	2.83	1.51	2.05
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$2,634,559	$2,605,100	$2,760,128	$2,471,451	$1,417,121
	Year ended
Class B	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.65	$16.44	$18.09	$15.89	$15.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.30	$0.36	$0.13	$0.21
Net realized and unrealized gain (loss)	1.09	(0.69)	(1.49)	2.42	0.76
Total from investment operations	$1.43	$(0.39)	$(1.13)	$2.55	$0.97
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.28)	$(0.32)	$(0.14)	$(0.22)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.43)	$(0.40)	$(0.52)	$(0.35)	$(0.43)
Net asset value, end of period (x)	$16.65	$15.65	$16.44	$18.09	$15.89
Total return (%) (r)(s)(t)(x)	9.18	(2.27)	(6.53)	16.12	6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	N/A	1.09	1.09	1.07	1.08
Net investment income (loss) (l)	2.09	1.93	2.02	0.79	1.32
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$10,641	$17,274	$28,023	$45,913	$63,965
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class C	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.44	$16.24	$17.88	$15.71	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.30	$0.37	$0.14	$0.20
Net realized and unrealized gain (loss)	1.09	(0.69)	(1.48)	2.38	0.75
Total from investment operations	$1.42	$(0.39)	$(1.11)	$2.52	$0.95
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.33)	$(0.14)	$(0.23)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.44)	$(0.41)	$(0.53)	$(0.35)	$(0.44)
Net asset value, end of period (x)	$16.42	$15.44	$16.24	$17.88	$15.71
Total return (%) (r)(s)(t)(x)	9.24	(2.31)	(6.50)	16.15	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	N/A	1.09	1.09	1.07	1.08
Net investment income (loss) (l)	2.08	1.92	2.07	0.80	1.30
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$230,461	$282,608	$392,290	$484,043	$542,274
	Year ended
Class I	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.89	$16.71	$18.38	$16.14	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.46	$0.55	$0.31	$0.37
Net realized and unrealized gain (loss)	1.12	(0.71)	(1.51)	2.45	0.76
Total from investment operations	$1.62	$(0.25)	$(0.96)	$2.76	$1.13
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.45)	$(0.51)	$(0.31)	$(0.38)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.60)	$(0.57)	$(0.71)	$(0.52)	$(0.59)
Net asset value, end of period (x)	$16.91	$15.89	$16.71	$18.38	$16.14
Total return (%) (r)(s)(t)(x)	10.34	(1.34)	(5.57)	17.32	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	N/A	N/A	0.09	N/A	N/A
Net investment income (loss) (l)	3.07	2.91	3.06	1.79	2.30
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$389,407	$400,796	$508,191	$519,688	$400,869
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R1	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.06	$15.87	$17.49	$15.38	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.29	$0.35	$0.13	$0.20
Net realized and unrealized gain (loss)	1.07	(0.68)	(1.44)	2.34	0.73
Total from investment operations	$1.39	$(0.39)	$(1.09)	$2.47	$0.93
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.33)	$(0.15)	$(0.23)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.45)	$(0.42)	$(0.53)	$(0.36)	$(0.44)
Net asset value, end of period (x)	$16.00	$15.06	$15.87	$17.49	$15.38
Total return (%) (r)(s)(t)(x)	9.28	(2.38)	(6.51)	16.18	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.07	1.08
Expenses after expense reductions (h)	N/A	N/A	1.09	N/A	N/A
Net investment income (loss) (l)	2.10	1.94	2.03	0.78	1.31
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$8,754	$9,884	$11,188	$13,269	$11,468
	Year ended
Class R2	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.19	$15.99	$17.62	$15.49	$14.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.37	$0.44	$0.21	$0.28
Net realized and unrealized gain (loss)	1.06	(0.67)	(1.45)	2.36	0.74
Total from investment operations	$1.46	$(0.30)	$(1.01)	$2.57	$1.02
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.38)	$(0.42)	$(0.23)	$(0.31)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.52)	$(0.50)	$(0.62)	$(0.44)	$(0.52)
Net asset value, end of period (x)	$16.13	$15.19	$15.99	$17.62	$15.49
Total return (%) (r)(s)(t)(x)	9.73	(1.79)	(6.06)	16.75	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.59	0.59	0.57	0.58
Expenses after expense reductions (h)	N/A	N/A	0.59	N/A	0.58
Net investment income (loss) (l)	2.58	2.42	2.55	1.28	1.81
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$39,250	$42,000	$48,041	$54,728	$56,260
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R3	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.56	$16.37	$18.02	$15.84	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.42	$0.51	$0.26	$0.32
Net realized and unrealized gain (loss)	1.09	(0.70)	(1.50)	2.40	0.76
Total from investment operations	$1.54	$(0.28)	$(0.99)	$2.66	$1.08
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.41)	$(0.46)	$(0.27)	$(0.34)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.56)	$(0.53)	$(0.66)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$16.54	$15.56	$16.37	$18.02	$15.84
Total return (%) (r)(s)(t)(x)	10.01	(1.57)	(5.81)	16.98	7.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.32	0.33
Expenses after expense reductions (h)	0.34	N/A	0.34	N/A	N/A
Net investment income (loss) (l)	2.81	2.67	2.84	1.53	2.06
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$67,619	$77,250	$91,528	$109,177	$95,119
	Year ended
Class R4	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.73	$16.55	$18.21	$15.99	$15.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.45	$0.54	$0.31	$0.36
Net realized and unrealized gain (loss)	1.10	(0.69)	(1.49)	2.43	0.76
Total from investment operations	$1.60	$(0.24)	$(0.95)	$2.74	$1.12
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.46)	$(0.51)	$(0.31)	$(0.38)
From net realized gain	(0.12)	(0.12)	(0.20)	(0.21)	(0.21)
Total distributions declared to shareholders	$(0.60)	$(0.58)	$(0.71)	$(0.52)	$(0.59)
Net asset value, end of period (x)	$16.73	$15.73	$16.55	$18.21	$15.99
Total return (%) (r)(s)(t)(x)	10.32	(1.35)	(5.57)	17.36	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	N/A	N/A	0.09	N/A	N/A
Net investment income (loss) (l)	3.07	2.89	3.00	1.77	2.29
Portfolio turnover	3	4	9	6	12
Net assets at end of period (000 omitted)	$275,572	$279,463	$267,840	$269,196	$234,301
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R6	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.47	$0.16
Net realized and unrealized gain (loss)	1.12	(0.70)	(1.39)
Total from investment operations	$1.63	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.47)	$(0.40)
From net realized gain	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(0.61)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	10.41	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.04(a)
Expenses after expense reductions (h)	N/A	N/A	0.03(a)
Net investment income (loss) (l)	3.14	2.95	1.44(a)
Portfolio turnover	3	4	9
Net assets at end of period (000 omitted)	$103,522	$85,950	$66,370
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$18.07	$19.22	$21.57	$18.02	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.44	$0.63	$0.25	$0.33
Net realized and unrealized gain (loss)	1.97	(0.85)	(1.79)	4.04	0.97
Total from investment operations	$2.40	$(0.41)	$(1.16)	$4.29	$1.30
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.45)	$(0.61)	$(0.24)	$(0.34)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.78)	$(0.74)	$(1.19)	$(0.74)	$(0.84)
Net asset value, end of period (x)	$19.69	$18.07	$19.22	$21.57	$18.02
Total return (%) (r)(s)(t)(x)	13.48	(1.99)	(5.96)	24.18	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.34	0.36	0.33	0.34
Expenses after expense reductions (h)	0.34	0.33	0.35	0.33	0.34
Net investment income (loss) (l)	2.28	2.44	2.99	1.23	1.79
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$5,030,342	$4,676,731	$4,812,425	$4,687,031	$3,173,202
	Year ended
Class B	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$17.81	$18.93	$21.28	$17.79	$17.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.31	$0.46	$0.10	$0.19
Net realized and unrealized gain (loss)	1.95	(0.84)	(1.76)	3.99	0.97
Total from investment operations	$2.23	$(0.53)	$(1.30)	$4.09	$1.16
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.30)	$(0.47)	$(0.10)	$(0.20)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.62)	$(0.59)	$(1.05)	$(0.60)	$(0.70)
Net asset value, end of period (x)	$19.42	$17.81	$18.93	$21.28	$17.79
Total return (%) (r)(s)(t)(x)	12.67	(2.69)	(6.67)	23.24	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09	1.08	1.10	1.08	1.09
Net investment income (loss) (l)	1.53	1.71	2.20	0.50	1.05
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$26,965	$43,399	$69,914	$116,059	$149,969
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class C	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$17.64	$18.76	$21.10	$17.65	$17.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.30	$0.46	$0.10	$0.18
Net realized and unrealized gain (loss)	1.92	(0.83)	(1.75)	3.95	0.97
Total from investment operations	$2.20	$(0.53)	$(1.29)	$4.05	$1.15
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.30)	$(0.47)	$(0.10)	$(0.21)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.63)	$(0.59)	$(1.05)	$(0.60)	$(0.71)
Net asset value, end of period (x)	$19.21	$17.64	$18.76	$21.10	$17.65
Total return (%) (r)(s)(t)(x)	12.64	(2.67)	(6.66)	23.19	6.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09	1.08	1.10	1.08	1.09
Net investment income (loss) (l)	1.53	1.70	2.22	0.53	1.04
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$357,049	$403,805	$537,508	$721,781	$874,127
	Year ended
Class I	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$18.39	$19.55	$21.91	$18.29	$17.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.50	$0.70	$0.30	$0.37
Net realized and unrealized gain (loss)	2.00	(0.88)	(1.82)	4.11	1.00
Total from investment operations	$2.49	$(0.38)	$(1.12)	$4.41	$1.37
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.49)	$(0.66)	$(0.29)	$(0.39)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.82)	$(0.78)	$(1.24)	$(0.79)	$(0.89)
Net asset value, end of period (x)	$20.06	$18.39	$19.55	$21.91	$18.29
Total return (%) (r)(s)(t)(x)	13.79	(1.76)	(5.69)	24.49	7.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.09	0.11	0.08	0.09
Expenses after expense reductions (h)	0.09	0.08	0.10	N/A	N/A
Net investment income (loss) (l)	2.53	2.69	3.26	1.50	2.04
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$422,766	$416,670	$448,966	$476,798	$310,815
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R1	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$17.15	$18.27	$20.58	$17.23	$16.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.29	$0.45	$0.09	$0.18
Net realized and unrealized gain (loss)	1.86	(0.81)	(1.70)	3.87	0.93
Total from investment operations	$2.14	$(0.52)	$(1.25)	$3.96	$1.11
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.31)	$(0.48)	$(0.11)	$(0.21)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.64)	$(0.60)	$(1.06)	$(0.61)	$(0.71)
Net asset value, end of period (x)	$18.65	$17.15	$18.27	$20.58	$17.23
Total return (%) (r)(s)(t)(x)	12.65	(2.70)	(6.65)	23.25	6.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.09	1.11	1.08	1.09
Expenses after expense reductions (h)	1.09	1.08	1.10	N/A	1.09
Net investment income (loss) (l)	1.56	1.69	2.21	0.49	1.03
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$18,754	$21,036	$25,035	$26,919	$24,120
	Year ended
Class R2	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$17.58	$18.72	$21.04	$17.59	$17.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.39	$0.56	$0.20	$0.27
Net realized and unrealized gain (loss)	1.92	(0.84)	(1.74)	3.95	0.96
Total from investment operations	$2.29	$(0.45)	$(1.18)	$4.15	$1.23
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.40)	$(0.56)	$(0.20)	$(0.30)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.73)	$(0.69)	$(1.14)	$(0.70)	$(0.80)
Net asset value, end of period (x)	$19.14	$17.58	$18.72	$21.04	$17.59
Total return (%) (r)(s)(t)(x)	13.22	(2.24)	(6.20)	23.88	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60	0.59	0.61	0.58	0.59
Expenses after expense reductions (h)	0.59	0.58	0.60	0.58	0.59
Net investment income (loss) (l)	2.02	2.18	2.70	1.01	1.53
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$86,169	$94,299	$107,117	$128,654	$124,725
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R3	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$17.90	$19.04	$21.38	$17.86	$17.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.44	$0.63	$0.25	$0.33
Net realized and unrealized gain (loss)	1.96	(0.85)	(1.78)	4.01	0.96
Total from investment operations	$2.38	$(0.41)	$(1.15)	$4.26	$1.29
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.61)	$(0.24)	$(0.34)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.78)	$(0.73)	$(1.19)	$(0.74)	$(0.84)
Net asset value, end of period (x)	$19.50	$17.90	$19.04	$21.38	$17.86
Total return (%) (r)(s)(t)(x)	13.49	(1.96)	(5.97)	24.21	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.34	0.36	0.33	0.34
Expenses after expense reductions (h)	0.34	0.33	0.35	N/A	N/A
Net investment income (loss) (l)	2.27	2.44	2.97	1.24	1.83
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$157,588	$163,134	$196,975	$250,644	$219,996
	Year ended
Class R4	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$18.05	$19.20	$21.55	$18.00	$17.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.49	$0.69	$0.30	$0.37
Net realized and unrealized gain (loss)	1.96	(0.86)	(1.80)	4.04	0.98
Total from investment operations	$2.44	$(0.37)	$(1.11)	$4.34	$1.35
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.49)	$(0.66)	$(0.29)	$(0.39)
From net realized gain	(0.36)	(0.29)	(0.58)	(0.50)	(0.50)
Total distributions declared to shareholders	$(0.82)	$(0.78)	$(1.24)	$(0.79)	$(0.89)
Net asset value, end of period (x)	$19.67	$18.05	$19.20	$21.55	$18.00
Total return (%) (r)(s)(t)(x)	13.77	(1.74)	(5.74)	24.50	7.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.09	0.11	0.08	0.09
Expenses after expense reductions (h)	0.09	0.08	0.10	N/A	N/A
Net investment income (loss) (l)	2.54	2.72	3.24	1.49	2.04
Portfolio turnover	4	2	11	7	8
Net assets at end of period (000 omitted)	$226,037	$247,048	$296,478	$334,080	$252,825
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R6	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.51	$0.15
Net realized and unrealized gain (loss)	2.01	(0.88)	(1.67)
Total from investment operations	$2.51	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.50)	$(0.57)
From net realized gain	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(0.84)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	13.87	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.03(a)
Expenses after expense reductions (h)	0.02	0.02	0.02(a)
Net investment income (loss) (l)	2.60	2.74	1.12(a)
Portfolio turnover	4	2	11
Net assets at end of period (000 omitted)	$305,097	$233,967	$207,850
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.60	$23.06	$26.18	$20.57	$20.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.49	$0.83	$0.23	$0.33
Net realized and unrealized gain (loss)	3.28	(0.99)	(2.10)	6.25	1.03
Total from investment operations	$3.69	$(0.50)	$(1.27)	$6.48	$1.36
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.48)	$(0.83)	$(0.23)	$(0.34)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.84)	$(0.96)	$(1.85)	$(0.87)	$(1.05)
Net asset value, end of period (x)	$24.45	$21.60	$23.06	$26.18	$20.57
Total return (%) (r)(s)(t)(x)	17.32	(1.97)	(5.64)	31.90	6.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.36	0.37	0.35	0.36
Expenses after expense reductions (h)	0.35	0.34	0.35	0.35	0.35
Net investment income (loss) (l)	1.77	2.25	3.24	0.96	1.57
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$4,774,614	$4,249,189	$4,361,480	$4,279,764	$2,944,439
	Year ended
Class B	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.53	$22.92	$25.99	$20.39	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.33	$0.63	$0.05	$0.17
Net realized and unrealized gain (loss)	3.27	(0.98)	(2.10)	6.21	1.00
Total from investment operations	$3.50	$(0.65)	$(1.47)	$6.26	$1.17
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.26)	$(0.58)	$(0.02)	$(0.15)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.61)	$(0.74)	$(1.60)	$(0.66)	$(0.86)
Net asset value, end of period (x)	$24.42	$21.53	$22.92	$25.99	$20.39
Total return (%) (r)(s)(t)(x)	16.42	(2.69)	(6.36)	30.98	5.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	1.02	1.52	2.46	0.23	0.83
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$31,854	$46,181	$69,836	$109,514	$126,962
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class C	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.14	$22.55	$25.63	$20.12	$19.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.32	$0.62	$0.06	$0.17
Net realized and unrealized gain (loss)	3.21	(0.95)	(2.07)	6.12	0.99
Total from investment operations	$3.44	$(0.63)	$(1.45)	$6.18	$1.16
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.30)	$(0.61)	$(0.03)	$(0.18)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.66)	$(0.78)	$(1.63)	$(0.67)	$(0.89)
Net asset value, end of period (x)	$23.92	$21.14	$22.55	$25.63	$20.12
Total return (%) (r)(s)(t)(x)	16.45	(2.67)	(6.39)	30.98	5.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	1.03	1.51	2.46	0.26	0.82
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$383,396	$396,612	$490,305	$638,016	$694,541
	Year ended
Class I	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.87	$23.33	$26.47	$20.78	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.54	$0.91	$0.29	$0.38
Net realized and unrealized gain (loss)	3.31	(0.98)	(2.13)	6.33	1.05
Total from investment operations	$3.79	$(0.44)	$(1.22)	$6.62	$1.43
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.54)	$(0.90)	$(0.29)	$(0.39)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.89)	$(1.02)	$(1.92)	$(0.93)	$(1.10)
Net asset value, end of period (x)	$24.77	$21.87	$23.33	$26.47	$20.78
Total return (%) (r)(s)(t)(x)	17.60	(1.69)	(5.44)	32.24	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.11	0.12	0.10	0.11
Expenses after expense reductions (h)	0.10	0.09	0.10	0.10	0.10
Net investment income (loss) (l)	2.04	2.47	3.50	1.23	1.80
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$396,160	$421,284	$421,692	$434,119	$294,213
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R1	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.55	$21.97	$25.02	$19.69	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.32	$0.62	$0.05	$0.16
Net realized and unrealized gain (loss)	3.11	(0.94)	(2.02)	5.98	0.98
Total from investment operations	$3.34	$(0.62)	$(1.40)	$6.03	$1.14
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.32)	$(0.63)	$(0.06)	$(0.16)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.67)	$(0.80)	$(1.65)	$(0.70)	$(0.87)
Net asset value, end of period (x)	$23.22	$20.55	$21.97	$25.02	$19.69
Total return (%) (r)(s)(t)(x)	16.46	(2.67)	(6.38)	30.91	5.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.12	1.10	1.11
Expenses after expense reductions (h)	1.10	1.09	1.10	1.10	1.10
Net investment income (loss) (l)	1.05	1.53	2.53	0.21	0.82
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$16,321	$16,463	$18,598	$21,519	$19,543
	Year ended
Class R2	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.01	$22.44	$25.52	$20.06	$19.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.42	$0.75	$0.17	$0.27
Net realized and unrealized gain (loss)	3.18	(0.95)	(2.05)	6.10	1.00
Total from investment operations	$3.52	$(0.53)	$(1.30)	$6.27	$1.27
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.42)	$(0.76)	$(0.17)	$(0.28)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.77)	$(0.90)	$(1.78)	$(0.81)	$(0.99)
Net asset value, end of period (x)	$23.76	$21.01	$22.44	$25.52	$20.06
Total return (%) (r)(s)(t)(x)	17.00	(2.18)	(5.89)	31.62	6.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.61	0.62	0.60	0.61
Expenses after expense reductions (h)	0.60	0.59	0.60	0.60	0.60
Net investment income (loss) (l)	1.52	1.98	2.97	0.72	1.30
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$101,107	$107,528	$122,694	$142,619	$123,459
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R3	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.38	$22.83	$25.93	$20.37	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.49	$0.82	$0.23	$0.33
Net realized and unrealized gain (loss)	3.25	(0.98)	(2.07)	6.20	1.01
Total from investment operations	$3.65	$(0.49)	$(1.25)	$6.43	$1.34
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.48)	$(0.83)	$(0.23)	$(0.34)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.83)	$(0.96)	$(1.85)	$(0.87)	$(1.05)
Net asset value, end of period (x)	$24.20	$21.38	$22.83	$25.93	$20.37
Total return (%) (r)(s)(t)(x)	17.33	(1.97)	(5.64)	31.94	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.36	0.37	0.35	0.36
Expenses after expense reductions (h)	0.35	0.34	0.35	0.35	0.35
Net investment income (loss) (l)	1.76	2.26	3.22	0.98	1.59
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$114,964	$115,250	$140,484	$170,541	$147,888
	Year ended
Class R4	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.60	$23.05	$26.17	$20.55	$20.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.54	$0.91	$0.29	$0.38
Net realized and unrealized gain (loss)	3.27	(0.97)	(2.11)	6.26	1.03
Total from investment operations	$3.74	$(0.43)	$(1.20)	$6.55	$1.41
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.54)	$(0.90)	$(0.29)	$(0.39)
From net realized gain	(0.45)	(0.48)	(1.02)	(0.64)	(0.71)
Total distributions declared to shareholders	$(0.89)	$(1.02)	$(1.92)	$(0.93)	$(1.10)
Net asset value, end of period (x)	$24.45	$21.60	$23.05	$26.17	$20.55
Total return (%) (r)(s)(t)(x)	17.59	(1.67)	(5.43)	32.26	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.11	0.12	0.11	0.11
Expenses after expense reductions (h)	0.10	0.09	0.10	0.10	0.10
Net investment income (loss) (l)	2.03	2.51	3.52	1.23	1.81
Portfolio turnover	4	2	11	7	4
Net assets at end of period (000 omitted)	$277,386	$307,903	$328,631	$360,879	$264,076
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R6	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.56	$0.12
Net realized and unrealized gain (loss)	3.33	(0.99)	(1.87)
Total from investment operations	$3.82	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.56)	$(0.90)
From net realized gain	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(0.91)	$(1.04)	$(1.92)
Net asset value, end of period (x)	$24.79	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	17.73	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04	0.04	0.04(a)
Expenses after expense reductions (h)	0.02	0.02	0.02(a)
Net investment income (loss) (l)	2.08	2.55	0.75(a)
Portfolio turnover	4	2	11
Net assets at end of period (000 omitted)	$446,621	$274,102	$228,326
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.73	$27.39	$31.03	$23.23	$22.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.44	$0.92	$0.14	$0.28
Net realized and unrealized gain (loss)	4.77	(1.02)	(2.46)	8.66	1.18
Total from investment operations	$5.07	$(0.58)	$(1.54)	$8.80	$1.46
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.45)	$(0.94)	$(0.15)	$(0.29)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.90)	$(1.08)	$(2.10)	$(1.00)	$(1.17)
Net asset value, end of period (x)	$29.90	$25.73	$27.39	$31.03	$23.23
Total return (%) (r)(s)(t)(x)	19.97	(1.95)	(5.78)	38.35	5.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38	0.39	0.39	0.40	0.41
Expenses after expense reductions (h)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	1.08	1.71	3.02	0.50	1.18
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$1,662,799	$1,422,920	$1,424,073	$1,386,555	$928,555
	Year ended
Class B	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.31	$26.90	$30.47	$22.88	$22.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.25	$0.69	$(0.06)	$0.10
Net realized and unrealized gain (loss)	4.69	(1.01)	(2.44)	8.50	1.15
Total from investment operations	$4.78	$(0.76)	$(1.75)	$8.44	$1.25
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.20)	$(0.66)	$—	$(0.09)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.65)	$(0.83)	$(1.82)	$(0.85)	$(0.97)
Net asset value, end of period (x)	$29.44	$25.31	$26.90	$30.47	$22.88
Total return (%) (r)(s)(t)(x)	19.06	(2.68)	(6.48)	37.30	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.14	1.14	1.15	1.16
Expenses after expense reductions (h)	N/A	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	0.33	0.98	2.27	(0.22)	0.44
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$15,383	$19,808	$27,855	$40,147	$41,016
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class C	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.88	$26.51	$30.09	$22.61	$22.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.24	$0.67	$(0.05)	$0.09
Net realized and unrealized gain (loss)	4.62	(0.99)	(2.39)	8.38	1.15
Total from investment operations	$4.71	$(0.75)	$(1.72)	$8.33	$1.24
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.25)	$(0.70)	$—	$(0.11)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.71)	$(0.88)	$(1.86)	$(0.85)	$(0.99)
Net asset value, end of period (x)	$28.88	$24.88	$26.51	$30.09	$22.61
Total return (%) (r)(s)(t)(x)	19.11	(2.70)	(6.47)	37.26	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.14	1.14	1.14	1.16
Expenses after expense reductions (h)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	0.34	0.96	2.27	(0.20)	0.41
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$237,741	$217,393	$232,876	$264,940	$234,144
	Year ended
Class I	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$26.28	$27.96	$31.62	$23.65	$23.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.51	$1.00	$0.22	$0.35
Net realized and unrealized gain (loss)	4.89	(1.05)	(2.48)	8.80	1.20
Total from investment operations	$5.27	$(0.54)	$(1.48)	$9.02	$1.55
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.51)	$(1.02)	$(0.20)	$(0.35)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.97)	$(1.14)	$(2.18)	$(1.05)	$(1.23)
Net asset value, end of period (x)	$30.58	$26.28	$27.96	$31.62	$23.65
Total return (%) (r)(s)(t)(x)	20.32	(1.74)	(5.52)	38.67	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.14	0.14	0.15	0.16
Expenses after expense reductions (h)	N/A	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	1.34	1.95	3.22	0.78	1.46
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$266,362	$238,896	$240,621	$241,144	$178,491
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R1	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$24.44	$26.07	$29.60	$22.25	$22.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.27	$0.69	$(0.06)	$0.09
Net realized and unrealized gain (loss)	4.51	(1.01)	(2.37)	8.26	1.13
Total from investment operations	$4.61	$(0.74)	$(1.68)	$8.20	$1.22
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.26)	$(0.69)	$—	$(0.09)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.72)	$(0.89)	$(1.85)	$(0.85)	$(0.97)
Net asset value, end of period (x)	$28.33	$24.44	$26.07	$29.60	$22.25
Total return (%) (r)(s)(t)(x)	19.08	(2.70)	(6.46)	37.28	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.14	1.14	1.14	1.16
Expenses after expense reductions (h)	N/A	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	0.37	1.12	2.34	(0.24)	0.40
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$14,166	$12,269	$15,536	$18,496	$14,484
	Year ended
Class R2	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.08	$26.71	$30.30	$22.71	$22.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.36	$0.83	$0.07	$0.21
Net realized and unrealized gain (loss)	4.64	(0.99)	(2.40)	8.44	1.16
Total from investment operations	$4.87	$(0.63)	$(1.57)	$8.51	$1.37
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.37)	$(0.86)	$(0.07)	$(0.22)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.83)	$(1.00)	$(2.02)	$(0.92)	$(1.10)
Net asset value, end of period (x)	$29.12	$25.08	$26.71	$30.30	$22.71
Total return (%) (r)(s)(t)(x)	19.66	(2.19)	(6.01)	37.93	5.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.63	0.64	0.64	0.65	0.66
Expenses after expense reductions (h)	N/A	0.63	0.63	0.63	0.63
Net investment income (loss) (l)	0.84	1.45	2.76	0.27	0.91
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$50,476	$49,019	$55,975	$65,485	$55,453
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R3	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.50	$27.15	$30.76	$23.04	$22.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.44	$0.91	$0.15	$0.29
Net realized and unrealized gain (loss)	4.73	(1.02)	(2.43)	8.56	1.17
Total from investment operations	$5.03	$(0.58)	$(1.52)	$8.71	$1.46
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.44)	$(0.93)	$(0.14)	$(0.29)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.90)	$(1.07)	$(2.09)	$(0.99)	$(1.17)
Net asset value, end of period (x)	$29.63	$25.50	$27.15	$30.76	$23.04
Total return (%) (r)(s)(t)(x)	19.98	(1.98)	(5.75)	38.28	6.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38	0.39	0.39	0.40	0.41
Expenses after expense reductions (h)	N/A	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	1.08	1.71	3.00	0.54	1.20
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$83,257	$77,815	$91,223	$105,120	$87,315
	Year ended
Class R4	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.85	$27.52	$31.15	$23.32	$23.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.52	$1.02	$0.21	$0.34
Net realized and unrealized gain (loss)	4.80	(1.05)	(2.47)	8.67	1.20
Total from investment operations	$5.17	$(0.53)	$(1.45)	$8.88	$1.54
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.51)	$(1.02)	$(0.20)	$(0.35)
From net realized gain	(0.63)	(0.63)	(1.16)	(0.85)	(0.88)
Total distributions declared to shareholders	$(0.97)	$(1.14)	$(2.18)	$(1.05)	$(1.23)
Net asset value, end of period (x)	$30.05	$25.85	$27.52	$31.15	$23.32
Total return (%) (r)(s)(t)(x)	20.26	(1.73)	(5.51)	38.61	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.14	0.14	0.15	0.16
Expenses after expense reductions (h)	N/A	0.13	0.13	0.13	0.13
Net investment income (loss) (l)	1.34	2.00	3.31	0.77	1.44
Portfolio turnover	4	4	13	7	6
Net assets at end of period (000 omitted)	$151,061	$167,605	$183,201	$200,635	$137,680
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R6	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.53	$0.01
Net realized and unrealized gain (loss)	4.88	(1.04)	(2.12)
Total from investment operations	$5.28	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.54)	$(1.04)
From net realized gain	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(0.99)	$(1.17)	$(2.20)
Net asset value, end of period (x)	$30.58	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	20.37	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.05	0.08(a)
Expenses after expense reductions (h)	N/A	0.04	0.05(a)
Net investment income (loss) (l)	1.42	2.03	0.05(a)
Portfolio turnover	4	4	13
Net assets at end of period (000 omitted)	$311,437	$214,147	$186,590
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the fund's adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options

Notes to Financial Statements  - continued
are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$3,757,128,784	$—	$—	$3,757,128,784
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$6,627,571,623	$—	$—	$6,627,571,623
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$6,539,524,215	$—	$—	$6,539,524,215

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$2,790,776,379	$—	$—	$2,790,776,379
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$102,180,742	$148,678,366	$102,505,563	$25,002,015
Long-term capital gains	26,564,186	113,021,482	121,237,556	58,269,528
Total distributions	$128,744,928	$261,699,848	$223,743,119	$83,271,543

Notes to Financial Statements  - continued
Year ended 5/31/23	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$100,420,494	$151,962,285	$127,003,030	$40,001,978
Long-term capital gains	28,872,264	100,578,529	128,514,380	56,899,800
Total distributions	$129,292,758	$252,540,814	$255,517,410	$96,901,778
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,221,990,663	$4,891,744,712	$4,120,748,863	$1,577,941,849
Gross appreciation	768,375,613	2,113,799,765	2,610,622,771	1,240,532,806
Gross depreciation	(233,237,492)	(377,972,854)	(191,847,419)	(27,698,276)
Net unrealized appreciation (depreciation)	$535,138,121	$1,735,826,911	$2,418,775,352	$1,212,834,530
Undistributed ordinary income	22,623,806	29,241,390	33,460,548	5,398,790
Undistributed long-term capital gain	98,187,535	190,993,238	169,672,519	75,256,786
Total distributable earnings (loss)	$655,949,462	$1,956,061,539	$2,621,908,419	$1,293,490,106
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Year Ended 5/31/24	Year Ended 5/31/23	Year Ended 5/31/24	Year Ended 5/31/23	Year Ended 5/31/24	Year Ended 5/31/23	Year Ended 5/31/24	Year Ended 5/31/23
Class A	$89,871,853	$88,233,628	$197,640,422	$186,379,749	$162,775,358	$183,476,015	$49,468,948	$56,847,622
Class B	369,042	551,054	1,122,384	1,749,757	1,001,438	1,862,086	413,740	742,226
Class C	6,885,359	8,532,531	12,688,690	14,987,202	11,280,328	15,332,055	5,924,888	7,536,422
Class I	14,162,367	15,553,250	17,769,328	17,474,004	16,117,657	18,133,070	8,677,074	10,105,815
Class R1	279,109	281,997	710,602	766,632	504,043	664,580	368,981	531,872
Class R2	1,308,350	1,407,491	3,492,144	3,682,781	3,529,778	4,521,967	1,508,730	1,955,027
Class R3	2,421,813	2,892,075	6,389,272	6,969,078	3,992,894	5,398,317	2,573,233	3,192,361
Class R4	9,900,754	9,258,872	10,245,145	11,422,962	11,096,068	14,229,181	5,353,798	7,201,511
Class R6	3,546,281	2,581,860	11,641,861	9,108,649	13,445,555	11,900,139	8,982,151	8,788,922
Total	$128,744,928	$129,292,758	$261,699,848	$252,540,814	$223,743,119	$255,517,410	$83,271,543	$96,901,778
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2024. For the year ended May 31, 2024, these reductions amounted to $581,733 for the MFS Moderate Allocation Fund and $960,159 for the MFS Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the year ended May 31, 2024, the actual operating expenses for the MFS Conservative Allocation Fund and the MFS Aggressive Growth Allocation Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$147,775	$454,652	$781,130	$413,639
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$6,547,720
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	12,120,148
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	11,292,316
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,859,357
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$141,833
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	353,786
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	395,656
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	180,345

Notes to Financial Statements  - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,561,427
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,796,159
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,931,878
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,286,468
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$94,819
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	195,101
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	163,090
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	132,827
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$196,534
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	449,403
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	526,810
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	249,456
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$177,617
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	393,228
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	280,741
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	201,540
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$9,719,950	$17,307,825	$16,590,491	$6,909,993
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$337	$704	$1,547	$344
Class B	—	24	13	—
Class C	—	3	31	7
Class R2	—	—	3	—
Class R3	4	—	—	—

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$144,687	$263,696	$160,862	$55,225
Class B	7,422	17,362	11,015	4,879
Class C	18,725	36,042	47,936	47,459
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended May 31, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$262,432	$661,771	$891,544	$467,786
Annual percentage of average daily net assets	0.0070%	0.0102%	0.0143%	0.0179%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,515,691	$4,640,668	$4,879,437	$2,161,019
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0007%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class R6	2,795	$46,285
MFS Moderate Allocation Fund	Class R6	2,375	45,909
MFS Growth Allocation Fund	Class R6	1,983	45,708
MFS Aggressive Growth Allocation Fund	Class R6	1,654	45,568

Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$108,561,279	$225,625,202	$242,440,849	$112,888,106
Sales	$618,920,816	$915,501,271	$781,759,262	$263,404,206
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Year ended 5/31/24		Year ended 5/31/23		Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	28,653,866	$ 461,680,881	37,597,375	$ 591,621,421	38,488,685	$ 724,945,243	46,981,387	$ 853,255,104
Class B	2,036	32,968	29,659	465,128	14,892	275,072	33,325	597,196
Class C	1,128,987	17,891,623	1,537,381	23,804,412	2,174,910	40,030,031	2,701,858	47,904,872
Class I	4,434,001	72,449,069	5,480,882	87,200,127	4,201,975	80,574,077	5,448,925	99,942,454
Class R1	102,856	1,591,718	86,648	1,311,268	101,321	1,806,636	124,713	2,151,471
Class R2	421,430	6,609,935	476,567	7,261,937	711,023	13,035,650	760,462	13,439,800
Class R3	658,105	10,520,309	718,640	11,166,747	1,437,785	26,924,426	1,156,234	20,770,328
Class R4	5,211,089	84,854,054	6,679,758	105,742,649	2,469,665	46,364,103	2,712,963	49,113,409
Class R6	2,388,355	38,891,841	2,287,454	36,331,465	4,260,214	81,413,430	3,366,805	62,378,611
	43,000,725	$694,522,398	54,894,364	$864,905,154	53,860,470	$1,015,368,668	63,286,672	$1,149,553,245
Shares issued to shareholders in reinvestment of distributions
Class A	5,374,506	$ 87,057,068	5,591,735	$ 85,545,181	10,184,600	$ 192,561,050	10,382,941	$ 181,424,544
Class B	22,710	367,106	35,638	542,514	59,873	1,119,215	99,991	1,720,619
Class C	415,839	6,634,590	545,605	8,198,110	665,898	12,317,379	853,001	14,535,933
Class I	745,225	12,198,560	870,965	13,475,036	718,212	13,813,624	839,629	14,931,694
Class R1	17,940	279,109	19,227	281,997	39,539	710,602	46,254	766,632
Class R2	83,535	1,307,566	93,115	1,377,208	189,172	3,479,935	215,826	3,670,020
Class R3	151,137	2,421,813	190,915	2,892,033	341,416	6,389,272	402,459	6,968,783
Class R4	541,186	8,766,990	532,325	8,155,247	420,047	7,922,869	521,506	9,107,009
Class R6	214,240	3,508,220	166,594	2,576,426	604,281	11,627,315	511,716	9,100,067
	7,566,318	$122,541,022	8,046,119	$123,043,752	13,223,038	$249,941,261	13,873,323	$242,225,301
Shares reacquired
Class A	(42,165,659)	$ (679,410,705)	(44,394,576)	$ (696,624,120)	(52,035,061)	$ (979,416,954)	(48,962,398)	$ (886,124,461)
Class B	(489,767)	(7,889,942)	(665,501)	(10,389,594)	(1,122,715)	(20,845,372)	(1,389,235)	(24,811,061)
Class C	(5,810,667)	(91,987,897)	(7,935,902)	(122,340,446)	(7,146,592)	(131,304,365)	(9,305,377)	(164,439,281)
Class I	(7,368,608)	(120,195,504)	(11,544,700)	(182,917,659)	(6,498,734)	(124,568,446)	(6,601,580)	(121,440,572)
Class R1	(229,590)	(3,555,455)	(155,008)	(2,334,046)	(361,813)	(6,435,169)	(314,554)	(5,438,793)
Class R2	(837,330)	(13,024,028)	(808,219)	(12,250,995)	(1,761,251)	(32,303,718)	(1,335,256)	(23,436,423)
Class R3	(1,686,619)	(26,858,947)	(1,535,471)	(23,986,963)	(2,811,459)	(52,336,764)	(2,788,370)	(49,956,775)
Class R4	(7,045,576)	(114,018,186)	(5,632,937)	(88,328,982)	(5,084,608)	(95,256,133)	(4,989,299)	(90,680,459)
Class R6	(1,888,179)	(30,865,763)	(1,017,138)	(16,150,032)	(2,375,075)	(45,654,790)	(1,789,813)	(33,102,193)
	(67,521,995)	$(1,087,806,427)	(73,689,452)	$(1,155,322,837)	(79,197,308)	$(1,488,121,711)	(77,475,882)	$(1,399,430,018)

Notes to Financial Statements  - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Year ended 5/31/24		Year ended 5/31/23		Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(8,137,287)	$ (130,672,756)	(1,205,466)	$ (19,457,518)	(3,361,776)	$ (61,910,661)	8,401,930	$ 148,555,187
Class B	(465,021)	(7,489,868)	(600,204)	(9,381,952)	(1,047,950)	(19,451,085)	(1,255,919)	(22,493,246)
Class C	(4,265,841)	(67,461,684)	(5,852,916)	(90,337,924)	(4,305,784)	(78,956,955)	(5,750,518)	(101,998,476)
Class I	(2,189,382)	(35,547,875)	(5,192,853)	(82,242,496)	(1,578,547)	(30,180,745)	(313,026)	(6,566,424)
Class R1	(108,794)	(1,684,628)	(49,133)	(740,781)	(220,953)	(3,917,931)	(143,587)	(2,520,690)
Class R2	(332,365)	(5,106,527)	(238,537)	(3,611,850)	(861,056)	(15,788,133)	(358,968)	(6,326,603)
Class R3	(877,377)	(13,916,825)	(625,916)	(9,928,183)	(1,032,258)	(19,023,066)	(1,229,677)	(22,217,664)
Class R4	(1,293,301)	(20,397,142)	1,579,146	25,568,914	(2,194,896)	(40,969,161)	(1,754,830)	(32,460,041)
Class R6	714,416	11,534,298	1,436,910	22,757,859	2,489,420	47,385,955	2,088,708	38,376,485
	(16,954,952)	$(270,743,007)	(10,748,969)	$(167,373,931)	(12,113,800)	$(222,811,782)	(315,887)	$(7,651,472)
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Year ended 5/31/24		Year ended 5/31/23		Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	26,373,321	$ 607,598,304	30,776,017	$ 667,959,723	8,337,637	$ 231,956,156	9,583,393	$ 246,677,174
Class B	13,033	298,444	19,129	415,795	5,592	155,166	6,872	176,142
Class C	2,228,222	50,213,389	2,637,090	55,985,350	1,501,745	40,371,819	1,799,519	44,779,870
Class I	3,323,201	77,611,965	4,928,354	108,881,252	2,347,008	65,619,427	2,425,302	64,360,728
Class R1	78,399	1,712,219	86,356	1,783,131	55,524	1,449,531	63,113	1,545,129
Class R2	472,409	10,538,293	553,256	11,692,751	267,583	7,235,169	326,185	8,178,283
Class R3	758,566	17,401,361	737,300	15,860,568	499,068	13,772,733	561,613	14,323,497
Class R4	1,693,765	38,911,275	2,341,234	50,925,746	1,202,455	33,650,536	1,249,773	32,445,981
Class R6	6,378,653	148,826,066	3,167,944	70,172,433	2,764,571	78,389,580	1,692,782	44,823,422
	41,319,569	$953,111,316	45,246,680	$983,676,749	16,981,183	$472,600,117	17,708,552	$457,310,226
Shares issued to shareholders in reinvestment of distributions
Class A	6,895,731	$ 159,566,952	8,686,879	$ 179,731,409	1,731,313	$ 48,338,271	2,262,272	$ 55,493,539
Class B	42,943	995,840	88,537	1,831,836	14,971	413,044	30,492	737,911
Class C	489,783	11,122,968	743,117	15,100,131	215,414	5,829,111	311,415	7,411,676
Class I	625,767	14,655,458	779,825	16,321,747	262,919	7,501,074	345,963	8,659,451
Class R1	22,859	504,043	33,650	664,580	13,903	368,981	22,759	531,872
Class R2	156,620	3,525,506	224,310	4,517,610	55,407	1,508,730	81,698	1,955,027
Class R3	174,362	3,992,894	263,590	5,398,317	92,997	2,573,233	131,315	3,192,264
Class R4	396,749	9,168,874	577,683	11,934,922	164,820	4,621,554	261,343	6,434,260
Class R6	572,494	13,413,543	567,876	11,885,645	314,237	8,962,035	350,424	8,771,105
	9,377,308	$216,946,078	11,965,467	$247,386,197	2,865,981	$80,116,033	3,797,681	$93,187,105
Shares reacquired
Class A	(34,701,688)	$ (800,188,597)	(31,929,871)	$ (692,353,729)	(9,763,709)	$ (271,168,271)	(8,524,792)	$ (219,554,901)
Class B	(896,653)	(20,633,952)	(1,010,053)	(21,767,670)	(280,825)	(7,686,617)	(289,995)	(7,321,441)
Class C	(5,449,297)	(122,951,706)	(6,361,520)	(134,910,759)	(2,221,331)	(59,884,198)	(2,157,720)	(53,702,027)
Class I	(7,218,417)	(169,596,270)	(4,519,803)	(99,004,696)	(2,987,100)	(85,039,076)	(2,287,667)	(60,211,165)
Class R1	(199,314)	(4,359,554)	(165,371)	(3,404,388)	(71,429)	(1,896,741)	(179,786)	(4,408,288)
Class R2	(1,492,343)	(33,162,251)	(1,127,162)	(23,632,097)	(544,505)	(14,786,730)	(548,378)	(13,689,392)
Class R3	(1,572,046)	(35,662,874)	(1,765,878)	(38,049,796)	(833,881)	(22,948,365)	(1,001,400)	(25,627,319)
Class R4	(5,002,019)	(114,090,971)	(2,917,324)	(63,847,203)	(2,824,746)	(78,452,912)	(1,684,695)	(44,002,875)
Class R6	(1,457,895)	(34,248,851)	(990,236)	(21,813,278)	(1,040,500)	(29,714,540)	(568,974)	(15,028,370)
	(57,989,672)	$(1,334,895,026)	(50,787,218)	$(1,098,783,616)	(20,568,026)	$(571,577,450)	(17,243,407)	$(443,545,778)

Notes to Financial Statements  - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Year ended 5/31/24		Year ended 5/31/23		Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(1,432,636)	$ (33,023,341)	7,533,025	$ 155,337,403	305,241	$ 9,126,156	3,320,873	$ 82,615,812
Class B	(840,677)	(19,339,668)	(902,387)	(19,520,039)	(260,262)	(7,118,407)	(252,631)	(6,407,388)
Class C	(2,731,292)	(61,615,349)	(2,981,313)	(63,825,278)	(504,172)	(13,683,268)	(46,786)	(1,510,481)
Class I	(3,269,449)	(77,328,847)	1,188,376	26,198,303	(377,173)	(11,918,575)	483,598	12,809,014
Class R1	(98,056)	(2,143,292)	(45,365)	(956,677)	(2,002)	(78,229)	(93,914)	(2,331,287)
Class R2	(863,314)	(19,098,452)	(349,596)	(7,421,736)	(221,515)	(6,042,831)	(140,495)	(3,556,082)
Class R3	(639,118)	(14,268,619)	(764,988)	(16,790,911)	(241,816)	(6,602,399)	(308,472)	(8,111,558)
Class R4	(2,911,505)	(66,010,822)	1,593	(986,535)	(1,457,471)	(40,180,822)	(173,579)	(5,122,634)
Class R6	5,493,252	127,990,758	2,745,584	60,244,800	2,038,308	57,637,075	1,474,232	38,566,157
	(7,292,795)	$(164,837,632)	6,424,929	$132,279,330	(720,862)	$(18,861,300)	4,262,826	$106,951,553
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$19,714	$34,476	$32,378	$14,020
Interest Expense	—	—	—	—

Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$72,503,046	$10,023,927	$15,259,504	$(6,060,206)	$12,783,599	$73,990,862
MFS Emerging Markets Debt Fund	76,268,504	6,109,937	10,143,134	(2,564,802)	5,700,781	75,371,286
MFS Emerging Markets Debt Local Currency Fund	75,779,634	6,703,528	6,581,763	(1,093,431)	53,629	74,861,597
MFS Global Opportunistic Bond Fund	266,823,231	15,184,439	20,828,404	(4,363,709)	6,176,025	262,991,582
MFS Global Real Estate Fund	73,890,721	9,666,688	13,015,406	69,510	4,512,649	75,124,162
MFS Government Securities Fund	381,385,725	23,844,207	40,074,715	(8,876,103)	(6,082,417)	350,196,697
MFS Growth Fund	231,246,333	11,099,630	101,785,515	52,691,001	4,105,918	197,357,367
MFS High Income Fund	152,524,279	11,816,471	18,370,738	(2,699,166)	7,614,480	150,885,326
MFS Inflation-Adjusted Bond Fund	378,872,709	28,317,245	20,719,496	(5,526,533)	(8,147,014)	372,796,911
MFS Institutional Money Market Portfolio	12,436,368	300,944,798	201,370,430	(3,509)	11,875	112,019,102
MFS International Growth Fund	55,837,083	4,105,195	9,025,411	2,391,799	2,823,018	56,131,684
MFS International Intrinsic Value Fund	55,982,688	8,264,418	11,763,894	714,021	3,222,054	56,419,287
MFS International Large Cap Value Fund	55,482,896	5,388,143	11,537,328	(392,341)	7,685,353	56,626,723
MFS Limited Maturity Fund	381,361,767	31,517,398	39,453,245	(2,836,507)	5,745,162	376,334,575
MFS Mid Cap Growth Fund	151,897,621	3,684,129	39,305,166	10,681,411	20,376,626	147,334,621
MFS Mid Cap Value Fund	148,214,921	10,662,691	38,814,205	10,673,427	19,894,189	150,631,023
MFS New Discovery Fund	37,137,108	2,618,092	7,939,309	(2,005,551)	7,492,033	37,302,373
MFS New Discovery Value Fund	36,669,556	5,862,104	9,685,170	429,549	4,128,010	37,404,049
MFS Research Fund	228,298,787	15,264,082	80,912,802	20,699,854	13,288,799	196,638,720
MFS Research International Fund	129,774,510	8,214,026	21,516,285	4,620,074	10,994,803	132,087,128
MFS Total Return Bond Fund	573,089,219	30,250,200	56,699,299	(13,515,461)	5,736,949	538,861,608
MFS Value Fund	223,349,753	22,626,794	45,490,024	2,475,632	22,799,946	225,762,101
	$3,798,826,459	$572,168,142	$820,291,243	$55,508,959	$150,916,467	$3,757,128,784

Notes to Financial Statements  - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$1,561,506	$—
MFS Emerging Markets Debt Fund	5,025,681	—
MFS Emerging Markets Debt Local Currency Fund	4,015,939	—
MFS Global Opportunistic Bond Fund	9,024,527	—
MFS Global Real Estate Fund	1,537,867	—
MFS Government Securities Fund	13,844,848	—
MFS Growth Fund	—	9,883,645
MFS High Income Fund	9,569,275	—
MFS Inflation-Adjusted Bond Fund	15,450,671	—
MFS Institutional Money Market Portfolio	3,007,212	—
MFS International Growth Fund	988,907	657,694
MFS International Intrinsic Value Fund	1,161,339	5,162,411
MFS International Large Cap Value Fund	2,019,843	353,125
MFS Limited Maturity Fund	15,557,387	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	2,457,831	2,171,280
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,096,128	1,348,971
MFS Research Fund	1,761,085	12,327,445
MFS Research International Fund	2,488,206	—
MFS Total Return Bond Fund	24,327,847	—
MFS Value Fund	4,393,265	14,475,344
	$119,289,364	$46,379,915

Notes to Financial Statements  - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$167,890,892	$42,138,344	$28,623,064	$(13,383,903)	$29,550,512	$197,572,781
MFS Emerging Markets Debt Fund	190,155,811	15,811,785	14,448,448	(4,359,032)	12,208,724	199,368,840
MFS Emerging Markets Debt Local Currency Fund	127,650,772	10,946,954	6,643,285	(2,680,324)	767,134	130,041,251
MFS Emerging Markets Equity Fund	62,793,109	5,038,787	7,550,315	(2,536,886)	8,062,712	65,807,407
MFS Global Opportunistic Bond Fund	316,876,871	25,845,246	17,045,632	(5,212,125)	7,209,492	327,673,852
MFS Global Real Estate Fund	182,789,583	22,362,111	19,516,973	(111,400)	11,429,701	196,953,022
MFS Government Securities Fund	631,258,175	58,885,325	56,145,037	(13,437,028)	(12,240,110)	608,321,325
MFS Growth Fund	535,293,375	24,756,681	207,006,220	105,904,348	28,337,861	487,286,045
MFS High Income Fund	255,294,203	21,390,053	19,571,599	(3,616,008)	11,825,954	265,322,603
MFS Inflation-Adjusted Bond Fund	438,525,001	52,173,286	20,654,907	(5,791,460)	(10,213,644)	454,038,276
MFS Institutional Money Market Portfolio	7,301,423	388,907,184	203,051,139	(7,166)	7,447	193,157,749
MFS International Growth Fund	126,740,340	7,840,915	12,668,455	1,033,428	11,021,785	133,968,013
MFS International Intrinsic Value Fund	126,851,033	15,563,495	16,860,085	451,229	8,706,318	134,711,990
MFS International Large Cap Value Fund	125,175,589	6,978,630	13,531,494	(511,495)	17,116,226	135,227,456
MFS International New Discovery Fund	62,787,870	4,932,345	5,036,984	(726,600)	4,517,282	66,473,913
MFS Mid Cap Growth Fund	446,621,851	9,013,072	90,097,469	10,674,949	82,277,862	458,490,265
MFS Mid Cap Value Fund	423,565,084	25,834,770	69,788,253	16,929,664	73,931,324	470,472,589
MFS New Discovery Fund	91,670,307	6,052,245	13,092,682	(4,088,450)	18,055,800	98,597,220
MFS New Discovery Value Fund	88,182,411	11,717,145	11,384,380	406,045	10,753,564	99,674,785
MFS Research Fund	516,240,930	33,609,868	146,337,711	42,103,072	37,546,415	483,162,574
MFS Research International Fund	314,424,655	12,022,120	27,764,860	5,587,295	32,833,614	337,102,824
MFS Total Return Bond Fund	571,186,411	43,368,786	57,004,744	(14,380,111)	5,973,234	549,143,576
MFS Value Fund	488,985,047	43,800,994	54,728,674	1,435,445	55,510,455	535,003,267
	$6,298,260,743	$888,990,141	$1,118,552,410	$113,683,487	$445,189,662	$6,627,571,623

Notes to Financial Statements  - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$3,970,087	$—
MFS Emerging Markets Debt Fund	12,929,132	—
MFS Emerging Markets Debt Local Currency Fund	6,854,243	—
MFS Emerging Markets Equity Fund	1,728,186	—
MFS Global Opportunistic Bond Fund	11,025,021	—
MFS Global Real Estate Fund	3,971,673	—
MFS Government Securities Fund	23,629,499	—
MFS Growth Fund	—	22,935,090
MFS High Income Fund	16,361,130	—
MFS Inflation-Adjusted Bond Fund	18,187,052	—
MFS Institutional Money Market Portfolio	4,823,021	—
MFS International Growth Fund	2,254,987	1,499,728
MFS International Intrinsic Value Fund	2,648,505	11,773,193
MFS International Large Cap Value Fund	4,601,391	804,453
MFS International New Discovery Fund	1,281,334	1,436,289
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	7,355,579	6,498,016
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	2,764,893	3,457,664
MFS Research Fund	4,098,137	28,686,606
MFS Research International Fund	6,073,326	—
MFS Total Return Bond Fund	24,650,104	—
MFS Value Fund	10,000,547	32,981,892
	$169,207,847	$110,072,931

Notes to Financial Statements  - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$211,054,840	$61,857,237	$33,167,414	$(16,550,342)	$37,070,212	$260,264,533
MFS Emerging Markets Debt Fund	179,174,808	20,021,062	10,175,161	(3,391,618)	10,862,350	196,491,441
MFS Emerging Markets Debt Local Currency Fund	120,912,054	11,971,323	4,262,597	(1,569,862)	(413,483)	126,637,435
MFS Emerging Markets Equity Fund	118,373,563	11,728,991	10,909,520	(2,970,987)	13,663,454	129,885,501
MFS Global Opportunistic Bond Fund	179,462,474	21,196,252	9,577,382	(3,061,005)	4,153,951	192,174,290
MFS Global Real Estate Fund	224,095,810	34,616,859	17,182,792	(695,974)	14,649,979	255,483,882
MFS Growth Fund	633,222,274	28,930,582	212,466,169	101,924,694	62,217,685	613,829,066
MFS High Income Fund	241,148,978	29,209,009	17,835,616	(3,519,535)	11,313,998	260,316,834
MFS Inflation-Adjusted Bond Fund	295,095,902	45,525,796	14,945,001	(4,268,004)	(6,572,745)	314,835,948
MFS Institutional Money Market Portfolio	10,042,546	301,431,703	170,328,991	(3,021)	5,575	141,147,812
MFS International Growth Fund	180,566,624	10,231,176	10,374,217	597,202	16,907,866	197,928,651
MFS International Intrinsic Value Fund	180,305,609	21,322,382	15,286,661	(390,275)	13,750,517	199,701,572
MFS International Large Cap Value Fund	177,949,139	9,514,672	11,172,800	(347,027)	24,408,122	200,352,106
MFS International New Discovery Fund	118,837,289	10,429,146	5,434,895	(1,144,806)	8,418,509	131,105,243
MFS Mid Cap Growth Fund	540,646,144	6,635,238	83,705,846	154,207	114,600,128	578,329,871
MFS Mid Cap Value Fund	512,440,451	30,057,455	57,291,939	7,238,376	104,785,623	597,229,966
MFS New Discovery Fund	114,245,588	7,175,468	10,154,663	(3,785,563)	21,396,064	128,876,894
MFS New Discovery Value Fund	110,266,464	16,380,457	9,817,246	123,468	13,931,021	130,884,164
MFS Research Fund	611,311,117	40,406,746	141,009,569	(9,337,963)	106,438,693	607,809,024
MFS Research International Fund	416,998,795	16,064,784	19,438,094	933,821	51,085,891	465,645,197
MFS Total Return Bond Fund	179,349,405	16,668,593	42,685,592	(10,358,792)	7,482,656	150,456,270
MFS Value Fund	577,158,788	59,519,585	44,866,089	585,421	67,740,810	660,138,515
	$5,932,658,662	$810,894,516	$952,088,254	$50,162,415	$697,896,876	$6,539,524,215

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$5,121,267	$—
MFS Emerging Markets Debt Fund	12,473,213	—
MFS Emerging Markets Debt Local Currency Fund	6,602,709	—
MFS Emerging Markets Equity Fund	3,315,045	—
MFS Global Opportunistic Bond Fund	6,370,847	—
MFS Global Real Estate Fund	5,152,099	—
MFS Growth Fund	—	28,006,657
MFS High Income Fund	15,756,350	—
MFS Inflation-Adjusted Bond Fund	12,404,677	—
MFS Institutional Money Market Portfolio	3,759,849	—
MFS International Growth Fund	3,265,417	2,171,736
MFS International Intrinsic Value Fund	3,834,665	17,045,935
MFS International Large Cap Value Fund	6,643,351	1,161,445
MFS International New Discovery Fund	2,474,955	2,774,258
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	9,131,233	8,066,653
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,549,566	4,457,701
MFS Research Fund	5,007,656	35,053,147
MFS Research International Fund	8,191,181	—
MFS Total Return Bond Fund	7,392,723	—
MFS Value Fund	12,010,222	39,587,257
	$132,457,025	$138,324,789

Notes to Financial Statements  - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$109,047,987	$30,093,200	$11,542,696	$(5,383,725)	$15,870,305	$138,085,071
MFS Emerging Markets Equity Fund	72,459,865	8,673,283	5,078,161	(1,431,389)	8,036,066	82,659,664
MFS Global Real Estate Fund	116,223,060	23,029,427	9,367,485	(725,589)	8,099,847	137,259,260
MFS Growth Fund	313,094,452	16,990,122	96,847,846	28,310,509	54,448,560	315,995,797
MFS Institutional Money Market Portfolio	3,002,438	120,565,659	82,908,264	(3,029)	2,257	40,659,061
MFS International Growth Fund	123,487,547	8,331,801	3,677,203	78,555	12,015,374	140,236,074
MFS International Intrinsic Value Fund	123,220,948	15,688,439	7,343,538	(1,045,496)	10,406,688	140,927,041
MFS International Large Cap Value Fund	121,246,688	9,691,244	6,249,132	(235,706)	16,945,597	141,398,691
MFS International New Discovery Fund	97,110,750	10,771,082	2,535,233	(678,798)	6,748,802	111,416,603
MFS Mid Cap Growth Fund	244,078,959	4,106,562	26,667,182	(1,730,771)	54,069,293	273,856,861
MFS Mid Cap Value Fund	232,338,630	14,928,869	17,207,023	1,184,615	50,259,633	281,504,724
MFS New Discovery Fund	58,461,228	4,825,334	3,685,516	(1,858,835)	10,883,891	68,626,102
MFS New Discovery Value Fund	56,616,656	9,476,615	3,748,630	(109,151)	7,382,425	69,617,915
MFS Research Fund	273,098,109	19,547,603	50,505,557	(5,165,754)	49,505,492	286,479,893
MFS Research International Fund	195,136,064	10,499,817	4,687,548	2,038	24,821,949	225,772,320
MFS Value Fund	281,118,467	35,502,943	14,261,457	(116,112)	34,037,461	336,281,302
	$2,419,741,848	$342,722,000	$346,312,471	$11,091,362	$363,533,640	$2,790,776,379

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$2,719,124	$—
MFS Emerging Markets Equity Fund	2,076,928	—
MFS Global Real Estate Fund	2,627,400	—
MFS Growth Fund	—	14,088,301
MFS Institutional Money Market Portfolio	1,158,769	—
MFS International Growth Fund	2,250,917	1,497,022
MFS International Intrinsic Value Fund	2,643,338	11,750,228
MFS International Large Cap Value Fund	4,589,870	802,438
MFS International New Discovery Fund	2,043,941	2,291,119
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	4,172,238	3,685,810
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,818,925	2,276,776
MFS Research Fund	2,286,647	16,006,333
MFS Research International Fund	3,882,024	—
MFS Value Fund	5,983,849	19,775,007
	$38,253,970	$72,173,034

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (collectively referred to as the “Funds”) (four of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting MFS Series Trust X) at May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Conservative Allocation Fund	$40,507,000
MFS Moderate Allocation Fund	141,994,000
MFS Growth Allocation Fund	148,863,000
MFS Aggressive Growth Allocation Fund	70,839,000
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Conservative Allocation Fund	9.43%
MFS Moderate Allocation Fund	15.98%
MFS Growth Allocation Fund	27.08%
MFS Aggressive Growth Allocation Fund	52.80%
The funds designate the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Small Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.2%
CACI International, Inc., “A” (a)	8,924	$ 3,788,060
Loar Holdings, Inc. (a)(l)	2,951	168,118
		$3,956,178
Apparel Manufacturers – 2.6%
G-III Apparel Group, Ltd. (a)	21,084	$ 633,785
PVH Corp.	14,552	1,746,385
Skechers USA, Inc., “A” (a)	89,580	6,397,804
		$8,777,974
Automotive – 2.4%
Methode Electronics, Inc.	125,227	$ 1,475,174
REV Group, Inc.	148,657	4,074,688
Titan International, Inc. (a)	26,612	220,081
Visteon Corp. (a)	21,215	2,362,715
		$8,132,658
Biotechnology – 2.6%
Adaptive Biotechnologies Corp. (a)	356,818	$ 1,231,022
Alector, Inc. (a)	90,931	447,381
Arcus Biosciences, Inc. (a)	46,849	706,014
Beam Therapeutics, Inc. (a)	47,586	1,133,499
Exelixis, Inc. (a)	41,562	901,480
Fate Therapeutics, Inc. (a)	134,527	495,059
Kodiak Sciences, Inc. (a)	38,547	122,579
Lyell Immunopharma, Inc. (a)	464,523	1,286,729
Sana Biotechnology, Inc. (a)	131,937	989,527
Sangamo Therapeutics, Inc. (a)	159,809	90,196
Twist Bioscience Corp. (a)	7,472	313,077
Voyager Therapeutics, Inc. (a)	115,577	970,847
		$8,687,410
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	29,311	$ 1,112,059
Business Services – 5.0%
Andersons, Inc.	3,174	$ 166,127
BlueLinx Holdings, Inc. (a)	22,946	2,360,914
Boise Cascade Corp.	5,120	702,925
Insperity, Inc.	5,252	497,469
Medifast, Inc.	3,644	93,797
TaskUs, Inc., “A” (a)	346,748	4,961,964
TriNet Group, Inc.	41,865	4,352,704
UL Solutions, Inc.	25,182	971,270
World Fuel Services Corp.	68,744	1,810,717
Yext, Inc. (a)	240,920	1,216,646
		$17,134,533
1

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.1%
Cable One, Inc.	1,182	$ 456,146
Chemicals – 2.2%
Avient Corp.	68,075	$ 3,041,591
Element Solutions, Inc.	190,555	4,579,037
		$7,620,628
Computer Software – 3.7%
ACI Worldwide, Inc. (a)	24,211	$ 871,838
Clear Secure, Inc., “A”	104,539	1,765,664
Dun & Bradstreet Holdings, Inc.	138,683	1,329,970
Elastic N.V. (a)	35,097	3,651,843
Nutanix, Inc. (a)	50,166	2,774,932
PagerDuty, Inc. (a)	25,494	483,621
Sabre Corp. (a)	553,528	1,732,543
		$12,610,411
Computer Software - Systems – 3.1%
Adtran Holdings, Inc.	57,499	$ 319,120
Five9, Inc. (a)	35,116	1,642,024
Rapid7, Inc. (a)	78,158	2,824,630
Rimini Street, Inc. (a)	242,551	623,356
Squarespace, Inc., “A” (a)	9,078	399,432
Verint Systems, Inc. (a)	162,867	4,830,635
		$10,639,197
Construction – 3.3%
AZEK Co., Inc. (a)	93,476	$ 4,483,109
GMS, Inc. (a)	43,794	4,114,884
M/I Homes, Inc. (a)	1,735	216,736
Summit Materials, Inc., “A” (a)	62,048	2,397,535
		$11,212,264
Consumer Products – 4.3%
e.l.f. Beauty, Inc. (a)	28,239	$ 5,278,152
Herbalife Ltd. (a)	33,558	345,647
Newell Brands, Inc.	518,310	4,001,353
Prestige Consumer Healthcare, Inc. (a)	76,180	4,899,136
		$14,524,288
Consumer Services – 1.7%
Grand Canyon Education, Inc. (a)	39,323	$ 5,601,955
Electrical Equipment – 1.2%
Armstrong World Industries, Inc.	35,740	$ 4,138,692
Electronics – 6.5%
Advanced Energy Industries, Inc.	39,551	$ 4,248,964
Alpha and Omega Semiconductor Ltd. (a)	50,775	1,488,215
Axcelis Technologies, Inc. (a)	36,589	4,115,897
Bel Fuse, Inc.	2,874	196,007
Photronics, Inc. (a)	70,809	1,936,626
Plexus Corp. (a)	37,825	4,166,046
2

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Sanmina Corp. (a)	35,362	$ 2,423,711
Silicon Laboratories, Inc. (a)	28,252	3,564,555
		$22,140,021
Energy - Independent – 3.0%
Berry Corp.	214,264	$ 1,493,420
CONSOL Energy, Inc. (a)	20,614	2,137,053
CVR Energy, Inc.	53,231	1,483,016
Par Pacific Holdings, Inc. (a)	72,072	1,956,034
Permian Resources Corp.	191,433	3,137,587
		$10,207,110
Energy - Integrated – 0.3%
National Gas Fuel Co.	16,952	$ 968,976
Engineering - Construction – 1.5%
APi Group, Inc. (a)	139,433	$ 4,969,392
Food & Beverages – 0.5%
BellRing Brands, Inc. (a)	14,092	$ 819,731
Cal-Maine Foods, Inc.	11,133	686,572
WK Kellogg Co.	11,624	220,740
		$1,727,043
Forest & Paper Products – 0.5%
JELD-WEN Holding, Inc. (a)	112,371	$ 1,742,874
Gaming & Lodging – 0.8%
International Game Technology PLC	140,888	$ 2,781,129
Insurance – 3.4%
Hanover Insurance Group, Inc.	20,785	$ 2,742,165
Jackson Financial, Inc.	50,647	3,849,678
Kemper Corp.	9,576	573,028
Voya Financial, Inc.	58,136	4,407,872
		$11,572,743
Internet – 2.4%
Cardlytics, Inc. (a)	64,862	$ 568,191
CarGurus, Inc. (a)	95,214	2,305,131
EverQuote, Inc., “A” (a)	83,155	1,986,573
Yelp, Inc. (a)	58,750	2,171,988
ZipRecruiter, Inc., “A” (a)	123,504	1,248,625
		$8,280,508
Leisure & Toys – 2.3%
Brunswick Corp.	20,756	$ 1,712,993
Corsair Gaming, Inc. (a)	143,846	1,667,175
Fox Factory Holding Corp. (a)	13,156	613,333
Funko, Inc., “A” (a)	221,279	2,000,362
Patrick Industries, Inc.	4,976	570,250
3

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Playtika Holdings Corp.	130,814	$ 1,143,314
		$7,707,427
Machinery & Tools – 2.9%
Flowserve Corp.	74,939	$ 3,724,468
Olympic Steel, Inc.	32,453	1,692,099
Timken Co.	50,223	4,363,877
		$9,780,444
Major Banks – 0.4%
Comerica, Inc.	17,777	$ 910,893
Hope Bancorp, Inc.	43,990	463,215
		$1,374,108
Medical & Health Technology & Services – 3.2%
Encompass Health Corp.	60,637	$ 5,238,430
Health Catalyst, Inc. (a)	234,600	1,555,398
HealthEquity, Inc. (a)	5,197	424,491
Teladoc Health, Inc. (a)	51,644	580,479
Verdigm, Inc. (a)	339,393	3,224,233
		$11,023,031
Medical Equipment – 3.1%
Anika Therapeutics, Inc. (a)	38,403	$ 985,037
Envista Holdings Corp. (a)	138,145	2,674,487
MiMedx Group, Inc. (a)	147,410	1,053,982
Myriad Genetics, Inc. (a)	7,171	163,212
OraSure Technologies, Inc. (a)	302,830	1,432,386
Organogenesis Holdings, Inc. (a)	217,240	597,410
QuidelOrtho Corp. (a)	46,091	2,036,761
Sotera Health Co. (a)	15,953	178,355
ZimVie, Inc. (a)	82,550	1,374,457
		$10,496,087
Metals & Mining – 0.4%
Ryerson Holding Corp.	60,667	$ 1,440,841
Natural Gas - Distribution – 0.6%
UGI Corp.	82,062	$ 2,089,299
Oil Services – 2.3%
DMC Global, Inc. (a)	28,686	$ 372,631
Helmerich & Payne	60,812	2,314,505
NOV, Inc.	196,410	3,696,436
Oil States International, Inc. (a)	18,836	84,197
Select Water Solutions, Inc.	108,378	1,184,572
		$7,652,341
Other Banks & Diversified Financials – 12.1%
Amalgamated Financial Corp.	73,125	$ 1,848,600
Atlanticus Holdings Corp. (a)	5,966	153,326
Banc of California, Inc.	204,108	2,828,937
Bank of N.T. Butterfield & Son Ltd.	58,092	1,979,194
4

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Bread Financial Holdings, Inc.	22,169	$ 925,777
Cathay General Bancorp, Inc.	102,972	3,793,489
Columbia Banking System, Inc.	167,938	3,237,845
Customers Bancorp, Inc. (a)	12,492	565,888
East West Bancorp, Inc.	42,619	3,161,904
Enova International, Inc. (a)	2,947	181,683
Equity Bancshares, Inc., “A”	33,486	1,128,478
Kearny Financial Corp. of Maryland	143,066	811,184
Navient Corp.	98,269	1,480,914
OFG Bancorp	27,815	1,033,605
Pacific Premier Bancorp, Inc.	67,750	1,506,760
Popular, Inc.	49,139	4,373,862
PROG Holdings, Inc.	55,323	2,090,656
SLM Corp.	215,853	4,632,205
United Community Bank, Inc.	31,947	819,760
Wintrust Financial Corp.	44,788	4,416,545
		$40,970,612
Pharmaceuticals – 5.8%
ACADIA Pharmaceuticals, Inc. (a)	50,353	$ 760,330
Alkermes PLC (a)	44,144	1,032,970
Amicus Therapeutics, Inc. (a)	103,941	1,018,622
Amneal Pharmaceuticals, Inc. (a)	184,819	1,234,591
Arcturus Therapeutics Holdings, Inc. (a)	34,266	1,329,863
Catalyst Pharmaceuticals, Inc. (a)	64,129	1,036,966
Coherus BioSciences, Inc. (a)	81,789	148,856
Ionis Pharmaceuticals, Inc. (a)	4,649	174,663
Ironwood Pharmaceuticals, Inc. (a)	82,039	516,846
Kiniksa Pharmaceuticals, “A” (a)	62,899	1,195,710
Kymera Therapeutics, Inc. (a)	31,678	1,017,180
Macrogenics, Inc. (a)	33,613	137,477
Neurocrine Biosciences, Inc. (a)	7,149	968,046
Nurix Therapeutics, Inc. (a)	93,972	1,480,059
Organon & Co.	238,048	5,077,564
Ultragenyx Pharmaceutical, Inc. (a)	18,100	726,534
Vanda Pharmaceuticals, Inc. (a)	113,610	580,547
Y-mAbs Therapeutics, Inc. (a)	66,188	800,875
Zymeworks, Inc. (a)	65,860	558,493
		$19,796,192
Railroad & Shipping – 1.2%
Teekay Tankers LTD., “A”	55,724	$ 4,058,379
Real Estate – 7.0%
Brixmor Property Group, Inc., REIT	53,555	$ 1,205,523
Broadstone Net Lease, Inc., REIT	146,590	2,250,156
Cushman & Wakefield PLC (a)	331,724	3,685,454
Douglas Emmett, Inc., REIT	158,115	2,205,704
Empire State Realty Trust, REIT, “A”	361,686	3,446,868
Highwoods Properties, Inc., REIT	44,705	1,160,989
Piedmont Office Realty Trust, Inc., REIT	583,670	4,254,954
STAG Industrial, Inc., REIT	72,987	2,558,924
5

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Tanger, Inc., REIT	107,864	$ 2,993,226
		$23,761,798
Specialty Chemicals – 1.4%
Chemours Co.	133,001	$ 3,301,085
Tronox Holdings PLC	64,258	1,272,951
		$4,574,036
Specialty Stores – 2.6%
Aaron's Co., Inc	25,594	$ 217,037
Builders FirstSource, Inc. (a)	14,902	2,396,093
Carvana Co. (a)	27,221	2,721,555
Urban Outfitters, Inc. (a)	79,817	3,329,167
Victoria's Secret & Co. (a)	5,481	124,912
		$8,788,764
Trucking – 0.9%
Saia, Inc. (a)	7,467	$ 3,057,587
Utilities - Electric Power – 0.5%
Portland General Electric Co.	37,173	$ 1,656,429
Total Common Stocks (Identified Cost, $293,370,455)		$337,221,564
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $2,393,870)	2,393,852	$ 2,394,092
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j) (Identified Cost, $147,550)	147,550	$ 147,550
Other Assets, Less Liabilities – (0.0)%		(52,383)
Net Assets – 100.0%		$339,710,823
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,394,092 and $337,369,114, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value, including $148,122 of securities on loan (identified cost, $293,518,005)	$337,369,114
Investments in affiliated issuers, at value (identified cost, $2,393,870)	2,394,092
Receivables for
Fund shares sold	301,249
Interest and dividends	467,515
Receivable from investment adviser	24,890
Other assets	719
Total assets	$340,557,579
Liabilities
Payables for
Fund shares reacquired	$561,333
Collateral for securities loaned, at value	147,550
Payable to affiliates
Administrative services fee	317
Shareholder servicing costs	61,945
Distribution and service fees	1,350
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	74,249
Total liabilities	$846,756
Net assets	$339,710,823
Net assets consist of
Paid-in capital	$284,306,287
Total distributable earnings (loss)	55,404,536
Net assets	$339,710,823
Shares of beneficial interest outstanding	22,232,784
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$40,727,461	2,686,229	$15.16
Class B	355,418	24,563	14.47
Class C	4,988,871	345,130	14.46
Class I	115,902,226	7,569,491	15.31
Class R1	3,647,363	252,111	14.47
Class R2	14,234,086	946,178	15.04
Class R3	1,012,436	66,694	15.18
Class R4	21,298,137	1,389,258	15.33
Class R6	137,544,825	8,953,130	15.36
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.08 [100 / 94.25 x $15.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$4,926,656
Dividends from affiliated issuers	138,632
Other	48,592
Income on securities loaned	4,961
Foreign taxes withheld	(6,998)
Total investment income	$5,111,843
Expenses
Management fee	$2,037,242
Distribution and service fees	262,690
Shareholder servicing costs	237,992
Administrative services fee	54,991
Independent Trustees' compensation	7,369
Custodian fee	19,800
Shareholder communications	22,986
Audit and tax fees	66,802
Legal fees	1,814
Miscellaneous	181,311
Total expenses	$2,892,997
Reduction of expenses by investment adviser and distributor	(431,332)
Net expenses	$2,461,665
Net investment income (loss)	$2,650,178
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$20,991,932
Affiliated issuers	627
Net realized gain (loss)	$20,992,559
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$37,585,297
Affiliated issuers	425
Net unrealized gain (loss)	$37,585,722
Net realized and unrealized gain (loss)	$58,578,281
Change in net assets from operations	$61,228,459
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$2,650,178	$2,446,759
Net realized gain (loss)	20,992,559	(7,897,317)
Net unrealized gain (loss)	37,585,722	(20,903,009)
Change in net assets from operations	$61,228,459	$(26,353,567)
Total distributions to shareholders	$(2,451,014)	$(12,571,489)
Change in net assets from fund share transactions	$(10,857,124)	$(7,144,953)
Total change in net assets	$47,920,321	$(46,070,009)
Net assets
At beginning of period	291,790,502	337,860,511
At end of period	$339,710,823	$291,790,502
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.56	$14.31	$17.57	$11.33	$12.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$0.03	$0.04	$0.06
Net realized and unrealized gain (loss)	2.60	(1.29)	(1.18)	6.26	(1.28)
Total from investment operations	$2.69	$(1.21)	$(1.15)	$6.30	$(1.22)
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$(0.06)	$(0.05)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.09)	$(0.54)	$(2.11)	$(0.06)	$(0.22)
Net asset value, end of period (x)	$15.16	$12.56	$14.31	$17.57	$11.33
Total return (%) (r)(s)(t)(x)	21.38	(8.65)	(7.52)	55.75	(9.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.12	1.16
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.64	0.57	0.16	0.26	0.48
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$40,727	$33,667	$40,921	$73,141	$57,133
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.01	$13.81	$17.15	$11.10	$12.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	2.48	(1.24)	(1.15)	6.12	(1.26)
Total from investment operations	$2.46	$(1.26)	$(1.23)	$6.05	$(1.29)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$14.47	$12.01	$13.81	$17.15	$11.10
Total return (%) (r)(s)(t)(x)	20.48	(9.34)	(8.21)	54.50	(10.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.89	1.88	1.86	1.91
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.15)	(0.19)	(0.50)	(0.52)	(0.27)
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$355	$451	$664	$615	$387

See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.99	$13.79	$17.14	$11.09	$12.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	2.49	(1.24)	(1.15)	6.12	(1.26)
Total from investment operations	$2.47	$(1.26)	$(1.24)	$6.05	$(1.29)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$14.46	$11.99	$13.79	$17.14	$11.09
Total return (%) (r)(s)(t)(x)	20.60	(9.35)	(8.27)	54.55	(10.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.89	1.88	1.87	1.91
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.13)	(0.18)	(0.53)	(0.50)	(0.26)
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$4,989	$5,319	$6,593	$7,503	$5,133
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.68	$14.40	$17.67	$11.39	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.11	$0.09	$0.07	$0.09
Net realized and unrealized gain (loss)	2.62	(1.29)	(1.22)	6.31	(1.27)
Total from investment operations	$2.75	$(1.18)	$(1.13)	$6.38	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.03)	$(0.10)	$(0.09)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.12)	$(0.54)	$(2.14)	$(0.10)	$(0.26)
Net asset value, end of period (x)	$15.31	$12.68	$14.40	$17.67	$11.39
Total return (%) (r)(s)(t)(x)	21.68	(8.38)	(7.39)	56.17	(9.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.87	0.91
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.88	0.82	0.52	0.46	0.74
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$115,902	$102,893	$115,533	$80,950	$53,562

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.00	$13.80	$17.15	$11.09	$12.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	2.49	(1.24)	(1.16)	6.13	(1.27)
Total from investment operations	$2.47	$(1.26)	$(1.24)	$6.06	$(1.30)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$—	$(0.54)	$(2.11)	$—	$(0.17)
Net asset value, end of period (x)	$14.47	$12.00	$13.80	$17.15	$11.09
Total return (%) (r)(s)(t)(x)	20.58	(9.35)	(8.26)	54.64	(10.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.88	1.86	1.91
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.12)	(0.17)	(0.50)	(0.52)	(0.27)
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$3,647	$3,410	$3,853	$4,996	$2,897
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.46	$14.24	$17.54	$11.32	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$(0.00)(w)	$(0.00)(w)	$0.03
Net realized and unrealized gain (loss)	2.58	(1.28)	(1.19)	6.26	(1.27)
Total from investment operations	$2.63	$(1.24)	$(1.19)	$6.26	$(1.24)
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$—	$(0.04)	$(0.05)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.05)	$(0.54)	$(2.11)	$(0.04)	$(0.22)
Net asset value, end of period (x)	$15.04	$12.46	$14.24	$17.54	$11.32
Total return (%) (r)(s)(t)(x)	21.11	(8.91)	(7.77)	55.37	(10.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.38	1.38	1.38	1.36	1.41
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.38	0.33	(0.01)	(0.03)	0.23
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$14,234	$13,529	$14,633	$16,870	$9,315

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.58	$14.34	$17.61	$11.35	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss)	2.61	(1.30)	(1.20)	6.29	(1.28)
Total from investment operations	$2.70	$(1.22)	$(1.16)	$6.32	$(1.22)
Less distributions declared to shareholders
From net investment income	$(0.10)	$—	$—	$(0.06)	$(0.09)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.10)	$(0.54)	$(2.11)	$(0.06)	$(0.26)
Net asset value, end of period (x)	$15.18	$12.58	$14.34	$17.61	$11.35
Total return (%) (r)(s)(t)(x)	21.45	(8.70)	(7.55)	55.83	(9.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.12	1.16
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.65	0.60	0.21	0.23	0.52
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$1,012	$661	$450	$667	$537
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.69	$14.42	$17.68	$11.40	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.11	$0.08	$0.07	$0.10
Net realized and unrealized gain (loss)	2.63	(1.30)	(1.21)	6.30	(1.28)
Total from investment operations	$2.76	$(1.19)	$(1.13)	$6.37	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.02)	$(0.09)	$(0.09)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.12)	$(0.54)	$(2.13)	$(0.09)	$(0.26)
Net asset value, end of period (x)	$15.33	$12.69	$14.42	$17.68	$11.40
Total return (%) (r)(s)(t)(x)	21.76	(8.44)	(7.34)	56.09	(9.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.87	0.95
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.89	0.83	0.48	0.53	0.96
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$21,298	$18,322	$20,000	$23,281	$19,044

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$12.72	$14.44	$17.70	$11.40	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.10	$0.09	$0.10
Net realized and unrealized gain (loss)	2.64	(1.31)	(1.21)	6.32	(1.28)
Total from investment operations	$2.78	$(1.18)	$(1.11)	$6.41	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$(0.04)	$(0.11)	$(0.10)
From net realized gain	—	(0.54)	(2.11)	—	(0.17)
Total distributions declared to shareholders	$(0.14)	$(0.54)	$(2.15)	$(0.11)	$(0.27)
Net asset value, end of period (x)	$15.36	$12.72	$14.44	$17.70	$11.40
Total return (%) (r)(s)(t)(x)	21.83	(8.36)	(7.23)	56.40	(9.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78	0.77	0.77	0.77	0.82
Expenses after expense reductions	0.64	0.63	0.63	0.65	0.65
Net investment income (loss)	1.00	0.94	0.60	0.60	0.83
Portfolio turnover	61	56	72	80	75
Net assets at end of period (000 omitted)	$137,545	$113,539	$135,216	$136,883	$102,332
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
15

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$337,221,564	$—	$—	$337,221,564
Mutual Funds	2,541,642	—	—	2,541,642
Total	$339,763,206	$—	$—	$339,763,206
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $148,122.  The fair value of the fund's investment securities on loan and a related liability of $147,550 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  The value of the fund's securities on loan net of the related collateral is $572 at period end. This collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
16

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$2,451,014	$1,828
Long-term capital gains	—	12,569,661
Total distributions	$2,451,014	$12,571,489
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$300,670,665
Gross appreciation	68,467,787
Gross depreciation	(29,375,246)
Net unrealized appreciation (depreciation)	$39,092,541
Undistributed ordinary income	2,644,095
Undistributed long-term capital gain	13,667,900
Total distributable earnings (loss)	$55,404,536
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Class A	$224,299	$1,450,388
Class B	—	20,378
Class C	—	266,208
Class I	819,300	4,507,223
Class R1	—	148,981
Class R2	49,235	561,718
Class R3	5,746	24,681
Class R4	170,011	731,137
Class R6	1,182,423	4,860,775
Total	$2,451,014	$12,571,489
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $40,217, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the year ended May 31, 2024, this reduction amounted to $391,073, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,999 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 93,918
Class B	0.75%	0.25%	1.00%	1.00%	4,297
Class C	0.75%	0.25%	1.00%	1.00%	53,840
Class R1	0.75%	0.25%	1.00%	1.00%	36,176
Class R2	0.25%	0.25%	0.50%	0.50%	72,388
Class R3	—	0.25%	0.25%	0.25%	2,071
Total Distribution and Service Fees					$262,690
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $5 and $37 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$457
Class B	137
Class C	162
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $21,683, which equated to 0.0069% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $216,309.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2024, this reimbursement amounted to $48,470, which is included in “Other” income in the Statement of Operations.
19

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $188,480,168 and $198,644,344, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	611,486	$8,803,439	539,263	$7,207,694
Class B	178	2,400	3,676	45,871
Class C	71,842	939,356	121,772	1,562,058
Class I	2,385,448	35,073,132	2,835,460	37,473,460
Class R1	26,923	363,683	49,910	640,868
Class R2	193,064	2,700,196	217,015	2,879,978
Class R3	15,784	226,977	22,630	315,199
Class R4	127,665	1,834,434	226,570	3,125,911
Class R6	1,681,809	24,029,689	2,231,058	29,493,265
	5,114,199	$73,973,306	6,247,354	$82,744,304
Shares issued to shareholders in reinvestment of distributions
Class A	14,858	$224,051	109,688	$1,448,976
Class B	—	—	1,608	20,378
Class C	—	—	21,028	266,208
Class I	53,857	819,169	338,336	4,506,629
Class R1	—	—	11,759	148,981
Class R2	3,287	49,235	42,814	561,718
Class R3	381	5,746	1,866	24,681
Class R4	11,163	170,011	54,849	731,137
Class R6	77,484	1,181,626	363,432	4,855,451
	161,030	$2,449,838	945,380	$12,564,159
Shares reacquired
Class A	(621,437)	$(8,824,190)	(827,549)	$(11,022,953)
Class B	(13,197)	(178,166)	(15,756)	(204,248)
Class C	(170,178)	(2,268,888)	(177,310)	(2,213,616)
Class I	(2,987,297)	(42,673,683)	(3,077,212)	(41,398,089)
Class R1	(58,903)	(780,703)	(56,656)	(716,705)
Class R2	(335,910)	(4,693,139)	(201,765)	(2,684,716)
Class R3	(2,019)	(29,183)	(3,300)	(42,307)
Class R4	(192,969)	(2,787,483)	(224,640)	(2,970,932)
Class R6	(1,732,499)	(25,044,833)	(3,034,693)	(41,199,850)
	(6,114,409)	$(87,280,268)	(7,618,881)	$(102,453,416)
20

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	4,907	$203,300	(178,598)	$(2,366,283)
Class B	(13,019)	(175,766)	(10,472)	(137,999)
Class C	(98,336)	(1,329,532)	(34,510)	(385,350)
Class I	(547,992)	(6,781,382)	96,584	582,000
Class R1	(31,980)	(417,020)	5,013	73,144
Class R2	(139,559)	(1,943,708)	58,064	756,980
Class R3	14,146	203,540	21,196	297,573
Class R4	(54,141)	(783,038)	56,779	886,116
Class R6	26,794	166,482	(440,203)	(6,851,134)
	(839,180)	$(10,857,124)	(426,147)	$(7,144,953)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 5%, 4%, 4%, 3%, 3%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $1,665 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,041,188	$61,636,260	$61,284,408	$627	$425	$2,394,092
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$138,632	$—
21

MFS Blended Research Small Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Small Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Small Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Blended Research Small Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS Blended Research Value Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Value Equity Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.8%
CACI International, Inc., “A” (a)	1,384	$ 587,480
General Dynamics Corp.	15,013	4,500,447
Honeywell International, Inc.	16,506	3,337,348
		$8,425,275
Apparel Manufacturers – 1.8%
NIKE, Inc., “B”	22,860	$ 2,172,843
PVH Corp.	13,514	1,621,815
Skechers USA, Inc., “A” (a)	21,731	1,552,028
		$5,346,686
Biotechnology – 1.1%
Biogen, Inc. (a)	9,591	$ 2,157,400
Gilead Sciences, Inc.	16,079	1,033,397
		$3,190,797
Broadcasting – 0.9%
Walt Disney Co.	25,293	$ 2,628,196
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	44,738	$ 3,278,401
Citigroup, Inc.	54,619	3,403,310
		$6,681,711
Business Services – 1.7%
Accenture PLC, “A”	2,063	$ 582,364
Fiserv, Inc. (a)	28,832	4,317,881
		$4,900,245
Cable TV – 0.9%
Comcast Corp., “A”	65,277	$ 2,613,038
Chemicals – 1.5%
Eastman Chemical Co.	29,099	$ 2,948,602
Mosaic Co.	20,924	647,179
PPG Industries, Inc.	5,937	780,181
		$4,375,962
Computer Software – 1.6%
Microsoft Corp.	1,593	$ 661,302
Salesforce, Inc.	16,982	3,981,260
		$4,642,562
Construction – 1.5%
AZEK Co., Inc. (a)	49,653	$ 2,381,358
Masco Corp.	30,646	2,142,768
		$4,524,126
1

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.1%
Colgate-Palmolive Co.	43,457	$ 4,039,763
Kenvue, Inc.	43,484	839,241
Kimberly-Clark Corp.	14,998	1,999,234
Newell Brands, Inc.	241,704	1,865,955
Procter & Gamble Co.	3,234	532,122
		$9,276,315
Consumer Services – 0.8%
Booking Holdings, Inc.	614	$ 2,318,679
Electrical Equipment – 1.5%
Amphenol Corp., “A”	34,050	$ 4,507,198
Electronics – 5.0%
Applied Materials, Inc.	23,185	$ 4,986,630
Corning, Inc.	14,255	531,141
Intel Corp.	21,750	670,987
Lam Research Corp.	4,588	4,278,035
Marvell Technology, Inc.	12,986	893,567
NXP Semiconductors N.V.	12,345	3,359,074
		$14,719,434
Energy - Independent – 6.7%
ConocoPhillips	39,687	$ 4,622,741
EOG Resources, Inc.	31,784	3,958,697
Marathon Petroleum Corp.	13,826	2,441,810
Phillips 66	31,953	4,540,841
Valero Energy Corp.	27,320	4,293,065
		$19,857,154
Energy - Integrated – 1.9%
Chevron Corp.	2,641	$ 428,634
Exxon Mobil Corp.	32,094	3,763,343
National Gas Fuel Co.	25,783	1,473,756
		$5,665,733
Food & Beverages – 2.6%
General Mills, Inc.	35,944	$ 2,471,150
Mondelez International, Inc.	59,649	4,087,746
PepsiCo, Inc.	7,604	1,314,732
		$7,873,628
Gaming & Lodging – 0.5%
Park Hotels & Resorts, REIT	85,601	$ 1,357,632
Health Maintenance Organizations – 1.8%
Cigna Group	15,630	$ 5,386,411
Insurance – 7.7%
American International Group, Inc.	17,320	$ 1,365,162
Ameriprise Financial, Inc.	5,542	2,419,693
Berkshire Hathaway, Inc., “B” (a)	14,303	5,927,163
Chubb Ltd.	18,115	4,905,904
2

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Corebridge Financial, Inc.	125,511	$ 3,661,156
Equitable Holdings, Inc.	37,189	1,542,972
Hartford Financial Services Group, Inc.	15,512	1,604,717
MetLife, Inc.	19,128	1,384,293
		$22,811,060
Internet – 1.9%
Alphabet, Inc., “A”	21,512	$ 3,710,820
Meta Platforms, Inc., “A”	4,455	2,079,728
		$5,790,548
Machinery & Tools – 4.9%
AGCO Corp.	27,774	$ 2,980,983
CNH Industrial N.V.	161,254	1,702,842
Eaton Corp. PLC	15,514	5,163,835
Timken Co.	16,976	1,475,045
Trane Technologies PLC	8,410	2,753,939
Wabtec Corp.	3,524	596,366
		$14,673,010
Major Banks – 8.6%
Bank of America Corp.	54,334	$ 2,172,817
Goldman Sachs Group, Inc.	10,414	4,754,199
JPMorgan Chase & Co.	53,369	10,814,161
Morgan Stanley	8,881	868,917
Wells Fargo & Co.	118,211	7,083,203
		$25,693,297
Medical & Health Technology & Services – 1.7%
McKesson Corp.	8,622	$ 4,911,005
Medical Equipment – 2.7%
Abbott Laboratories	10,257	$ 1,048,163
Becton, Dickinson and Co.	8,738	2,026,954
Boston Scientific Corp. (a)	20,432	1,544,046
Medtronic PLC	42,927	3,492,970
		$8,112,133
Metals & Mining – 0.4%
United States Steel Corp.	30,360	$ 1,164,306
Natural Gas - Distribution – 0.5%
UGI Corp.	62,050	$ 1,579,793
Oil Services – 0.2%
TechnipFMC PLC (a)	23,270	$ 609,441
Other Banks & Diversified Financials – 2.7%
American Express Co.	20,904	$ 5,016,960
Northern Trust Corp.	11,019	928,241
Popular, Inc.	19,931	1,774,058
3

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	9,460	$ 414,348
		$8,133,607
Pharmaceuticals – 7.0%
Johnson & Johnson	54,057	$ 7,928,540
Merck & Co., Inc.	4,692	589,034
Organon & Co.	91,005	1,941,137
Pfizer, Inc.	209,705	6,010,145
Vertex Pharmaceuticals, Inc. (a)	9,794	4,459,600
		$20,928,456
Railroad & Shipping – 2.5%
CSX Corp.	119,733	$ 4,040,989
Union Pacific Corp.	15,100	3,515,582
		$7,556,571
Real Estate – 4.0%
Cousins Properties, Inc., REIT	54,220	$ 1,254,109
Highwoods Properties, Inc., REIT	146,452	3,803,358
Jones Lang LaSalle, Inc. (a)	18,474	3,733,041
Kimco Realty Corp., REIT	133,598	2,586,457
Prologis, Inc., REIT	5,938	656,090
		$12,033,055
Specialty Chemicals – 2.2%
Chemours Co.	21,136	$ 524,595
Linde PLC	7,196	3,134,002
RPM International, Inc.	24,389	2,734,007
		$6,392,604
Specialty Stores – 3.3%
Builders FirstSource, Inc. (a)	17,668	$ 2,840,838
O'Reilly Automotive, Inc. (a)	3,344	3,221,141
Target Corp.	23,569	3,680,535
		$9,742,514
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	2,724	$ 533,196
SBA Communications Corp., REIT	5,200	1,022,736
T-Mobile USA, Inc.	23,104	4,042,276
		$5,598,208
Tobacco – 0.9%
Altria Group, Inc.	57,985	$ 2,681,806
Trucking – 0.4%
United Parcel Service, Inc., “B”	8,250	$ 1,146,172
Utilities - Electric Power – 4.8%
Dominion Energy, Inc.	18,738	$ 1,010,353
Duke Energy Corp.	40,856	4,231,456
Edison International	27,441	2,108,841
4

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc.	37,708	$ 3,054,348
PG&E Corp.	151,490	2,808,625
Vistra Corp.	10,504	1,040,736
		$14,254,359
Total Common Stocks (Identified Cost, $214,103,378)		$292,102,727
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $4,495,940)	4,495,903	$ 4,496,352
Other Assets, Less Liabilities – 0.3%		954,962
Net Assets – 100.0%		$297,554,041
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,496,352 and $292,102,727, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $214,103,378)	$292,102,727
Investments in affiliated issuers, at value (identified cost, $4,495,940)	4,496,352
Receivables for
Fund shares sold	274,770
Interest and dividends	776,178
Receivable from investment adviser	34,590
Other assets	630
Total assets	$297,685,247
Liabilities
Payables for
Fund shares reacquired	$39,850
Payable to affiliates
Administrative services fee	285
Shareholder servicing costs	21,186
Distribution and service fees	458
Payable for independent Trustees' compensation	10
Payable for audit and tax fees	57,225
Accrued expenses and other liabilities	12,192
Total liabilities	$131,206
Net assets	$297,554,041
Net assets consist of
Paid-in capital	$206,409,609
Total distributable earnings (loss)	91,144,432
Net assets	$297,554,041
Shares of beneficial interest outstanding	18,101,133
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,760,695	1,619,067	$16.53
Class B	329,007	20,180	16.30
Class C	1,389,117	85,946	16.16
Class I	59,882,570	3,652,395	16.40
Class R1	112,257	6,897	16.28
Class R2	135,829	8,318	16.33
Class R3	335,525	20,513	16.36
Class R4	119,747	7,293	16.42
Class R6	208,489,294	12,680,524	16.44
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.54 [100 / 94.25 x $16.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$5,811,249
Dividends from affiliated issuers	152,138
Other	9,241
Income on securities loaned	1,471
Foreign taxes withheld	(7,578)
Total investment income	$5,966,521
Expenses
Management fee	$1,069,814
Distribution and service fees	76,300
Shareholder servicing costs	76,778
Administrative services fee	48,456
Independent Trustees' compensation	6,602
Custodian fee	15,737
Shareholder communications	9,941
Audit and tax fees	70,706
Legal fees	1,471
Registration fees	138,133
Miscellaneous	32,413
Total expenses	$1,546,351
Reduction of expenses by investment adviser and distributor	(292,358)
Net expenses	$1,253,993
Net investment income (loss)	$4,712,528
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,512,634
Affiliated issuers	(418)
Net realized gain (loss)	$16,512,216
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$43,732,156
Affiliated issuers	1,003
Net unrealized gain (loss)	$43,733,159
Net realized and unrealized gain (loss)	$60,245,375
Change in net assets from operations	$64,957,903
See Notes to Financial Statements
7

MFS Blended Research Value Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$4,712,528	$3,928,752
Net realized gain (loss)	16,512,216	6,638,359
Net unrealized gain (loss)	43,733,159	(18,023,003)
Change in net assets from operations	$64,957,903	$(7,455,892)
Total distributions to shareholders	$(9,661,076)	$(18,668,408)
Change in net assets from fund share transactions	$3,544,009	$25,745,135
Total change in net assets	$58,840,836	$(379,165)
Net assets
At beginning of period	238,713,205	239,092,370
At end of period	$297,554,041	$238,713,205
See Notes to Financial Statements
8

MFS Blended Research Value Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.45	$15.05	$16.28	$11.48	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.19	$0.20	$0.24
Net realized and unrealized gain (loss)	3.36	(0.68)	0.29	4.82	(0.57)
Total from investment operations	$3.58	$(0.48)	$0.48	$5.02	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.01)	$(0.22)	$(0.26)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.50)	$(1.12)	$(1.71)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$16.53	$13.45	$15.05	$16.28	$11.48
Total return (%) (r)(s)(t)(x)	27.03	(3.51)	3.02	44.17	(3.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.86	0.86	0.86	0.91
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.49	1.41	1.17	1.48	1.96
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$26,761	$22,380	$17,572	$68,612	$52,735
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.21	$14.85	$16.28	$11.46	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.09	$0.09	$0.10	$0.15
Net realized and unrealized gain (loss)	3.31	(0.68)	0.28	4.82	(0.59)
Total from investment operations	$3.41	$(0.59)	$0.37	$4.92	$(0.44)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.10)	$(0.10)	$(0.17)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.32)	$(1.05)	$(1.80)	$(0.10)	$(0.17)
Net asset value, end of period (x)	$16.30	$13.21	$14.85	$16.28	$11.46
Total return (%) (r)(s)(t)(x)	26.05	(4.29)	2.32	43.10	(3.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.61	1.60	1.61	1.65
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.71	0.67	0.56	0.73	1.20
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$329	$560	$439	$140	$132

See Notes to Financial Statements
9

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.19	$14.78	$16.22	$11.45	$12.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.09	$0.08	$0.10	$0.15
Net realized and unrealized gain (loss)	3.27	(0.67)	0.28	4.81	(0.58)
Total from investment operations	$3.38	$(0.58)	$0.36	$4.91	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.04)	$(0.10)	$(0.14)	$(0.17)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.41)	$(1.01)	$(1.80)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$16.16	$13.19	$14.78	$16.22	$11.45
Total return (%) (r)(s)(t)(x)	25.97	(4.20)	2.29	43.08	(3.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.61	1.61	1.61	1.66
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.75	0.67	0.53	0.72	1.20
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$1,389	$966	$974	$873	$456
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.35	$14.93	$16.37	$11.54	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	3.33	(0.67)	0.27	4.84	(0.58)
Total from investment operations	$3.59	$(0.44)	$0.52	$5.08	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.17)	$(0.26)	$(0.25)	$(0.29)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.54)	$(1.14)	$(1.96)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$16.40	$13.35	$14.93	$16.37	$11.54
Total return (%) (r)(s)(t)(x)	27.34	(3.24)	3.25	44.51	(2.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.61	0.61	0.61	0.65
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.74	1.67	1.61	1.70	2.18
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$59,883	$52,655	$56,857	$1,517	$488

See Notes to Financial Statements
10

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.26	$14.84	$16.22	$11.45	$12.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.20	$0.10	$0.15
Net realized and unrealized gain (loss)	3.31	(0.67)	0.28	4.80	(0.58)
Total from investment operations	$3.53	$(0.47)	$0.48	$4.90	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.14)	$(0.16)	$(0.13)	$(0.17)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.51)	$(1.11)	$(1.86)	$(0.13)	$(0.17)
Net asset value, end of period (x)	$16.28	$13.26	$14.84	$16.22	$11.45
Total return (%) (r)(s)(t)(x)	27.00	(3.49)	3.04	43.07	(3.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.86	0.86	1.61	1.65
Expenses after expense reductions	0.74	0.74	0.74	1.49	1.49
Net investment income (loss)	1.49	1.42	1.27	0.72	1.21
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$112	$88	$92	$89	$62
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.30	$14.89	$16.31	$11.50	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.16	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	3.32	(0.68)	0.29	4.83	(0.57)
Total from investment operations	$3.50	$(0.52)	$0.45	$5.00	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.17)	$(0.19)	$(0.24)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.47)	$(1.07)	$(1.87)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$16.33	$13.30	$14.89	$16.31	$11.50
Total return (%) (r)(s)(t)(x)	26.70	(3.79)	2.81	43.83	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10	1.11	1.11	1.11	1.16
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.24	1.17	1.03	1.23	1.71
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$136	$105	$111	$104	$77

See Notes to Financial Statements
11

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.32	$14.90	$16.36	$11.53	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.21	$0.20	$0.25
Net realized and unrealized gain (loss)	3.33	(0.67)	0.27	4.85	(0.58)
Total from investment operations	$3.55	$(0.47)	$0.48	$5.05	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.14)	$(0.24)	$(0.22)	$(0.27)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.51)	$(1.11)	$(1.94)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$16.36	$13.32	$14.90	$16.36	$11.53
Total return (%) (r)(s)(t)(x)	27.01	(3.48)	3.02	44.17	(3.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.86	0.86	0.86	0.90
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.49	1.43	1.33	1.48	1.93
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$336	$292	$312	$103	$71
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.37	$14.96	$16.37	$11.54	$12.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.24	$0.23	$0.28
Net realized and unrealized gain (loss)	3.33	(0.68)	0.30	4.85	(0.58)
Total from investment operations	$3.59	$(0.45)	$0.54	$5.08	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.17)	$(0.25)	$(0.25)	$(0.30)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.54)	$(1.14)	$(1.95)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$16.42	$13.37	$14.96	$16.37	$11.54
Total return (%) (r)(s)(t)(x)	27.30	(3.29)	3.38	44.52	(2.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.61	0.61	0.61	0.66
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.74	1.67	1.53	1.73	2.21
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$120	$94	$97	$94	$65

See Notes to Financial Statements
12

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$13.39	$14.97	$16.39	$11.56	$12.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.25	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	3.33	(0.68)	0.29	4.85	(0.57)
Total from investment operations	$3.60	$(0.43)	$0.54	$5.10	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.26)	$(0.27)	$(0.31)
From net realized gain	(0.32)	(0.97)	(1.70)	—	—
Total distributions declared to shareholders	$(0.55)	$(1.15)	$(1.96)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$16.44	$13.39	$14.97	$16.39	$11.56
Total return (%) (r)(s)(t)(x)	27.34	(3.15)	3.41	44.57	(2.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53	0.53	0.52	0.52	0.56
Expenses after expense reductions	0.42	0.42	0.40	0.40	0.39
Net investment income (loss)	1.81	1.75	1.61	1.83	2.32
Portfolio turnover	55	51	49	57	45
Net assets at end of period (000 omitted)	$208,489	$161,572	$162,638	$190,875	$140,463
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Value Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
14

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,102,727	$—	$—	$292,102,727
Mutual Funds	4,496,352	—	—	4,496,352
Total	$296,599,079	$—	$—	$296,599,079
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
15

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$4,001,019	$2,885,952
Long-term capital gains	5,660,057	15,782,456
Total distributions	$9,661,076	$18,668,408
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$220,007,646
Gross appreciation	81,742,491
Gross depreciation	(5,151,058)
Net unrealized appreciation (depreciation)	$76,591,433
Undistributed ordinary income	5,667,358
Undistributed long-term capital gain	8,885,641
Total distributable earnings (loss)	$91,144,432
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
16

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Class A	$755,611	$1,702,275
Class B	7,465	51,663
Class C	33,472	74,390
Class I	2,015,558	4,077,217
Class R1	3,373	6,830
Class R2	3,764	8,091
Class R3	10,245	22,761
Class R4	3,803	7,428
Class R6	6,827,785	12,717,753
Total	$9,661,076	$18,668,408
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $34,345, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
For the period from June 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
This written agreement terminated on July 31, 2023. For the period from June 1, 2023 through July 31, 2023, this reduction amounted to $40,817, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the period from August 1, 2023 through May 31, 2024, this reduction amounted to $217,193, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,868 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
17

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 59,160
Class B	0.75%	0.25%	1.00%	1.00%	4,031
Class C	0.75%	0.25%	1.00%	1.00%	11,485
Class R1	0.75%	0.25%	1.00%	0.25%	250
Class R2	0.25%	0.25%	0.50%	0.50%	602
Class R3	—	0.25%	0.25%	0.25%	772
Total Distribution and Service Fees					$76,300
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations. For the year ended May 31, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$19
Class B	3
Class C	100
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $8,772, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $68,006.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At May 31, 2024, MFS held approximately 84% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2024, this reimbursement amounted to $9,149, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $146,201,933 and $146,989,428, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	415,753	$6,372,300	770,879	$10,811,714
Class B	2,517	39,020	21,626	303,132
Class C	34,440	498,408	26,304	361,743
Class I	375,968	5,545,503	878,349	12,025,859
Class R2	153	2,268	157	2,202
Class R3	493	7,620	2,051	28,718
Class R6	1,363,703	20,073,416	2,685,051	37,204,139
	2,193,027	$32,538,535	4,384,417	$60,737,507
Shares issued to shareholders in reinvestment of distributions
Class A	50,632	$755,430	119,667	$1,677,732
Class B	505	7,465	3,738	51,663
Class C	2,286	33,472	5,394	74,390
Class I	136,371	2,015,558	293,325	4,077,217
Class R1	229	3,373	494	6,830
Class R2	255	3,764	583	8,091
Class R3	694	10,245	1,640	22,761
Class R4	257	3,803	534	7,428
Class R6	460,714	6,827,785	912,976	12,717,753
	651,943	$9,660,895	1,338,351	$18,643,865
Shares reacquired
Class A	(510,872)	$(7,578,399)	(394,392)	$(5,494,184)
Class B	(25,210)	(356,139)	(12,540)	(168,987)
Class C	(24,057)	(353,613)	(24,340)	(332,301)
Class I	(804,331)	(12,009,873)	(1,034,400)	(14,545,941)
Class R2	(9)	(144)	(299)	(4,100)
Class R3	(2,576)	(37,300)	(2,706)	(37,862)
Class R6	(1,214,949)	(18,319,953)	(2,389,612)	(33,052,862)
	(2,582,004)	$(38,655,421)	(3,858,289)	$(53,636,237)
19

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(44,487)	$(450,669)	496,154	$6,995,262
Class B	(22,188)	(309,654)	12,824	185,808
Class C	12,669	178,267	7,358	103,832
Class I	(291,992)	(4,448,812)	137,274	1,557,135
Class R1	229	3,373	494	6,830
Class R2	399	5,888	441	6,193
Class R3	(1,389)	(19,435)	985	13,617
Class R4	257	3,803	534	7,428
Class R6	609,468	8,581,248	1,208,415	16,869,030
	262,966	$3,544,009	1,864,479	$25,745,135
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 14%, 11%, 10%, 9%, 9%, 7%, 4%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $1,382 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,733,746	$29,669,453	$29,907,432	$(418)	$1,003	$4,496,352
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$152,138	$—
20

MFS Blended Research Value Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Value Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Value Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Blended Research Value Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $6,981,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Blended Research Growth Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Growth Equity Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Airlines – 0.4%
American Airlines Group, Inc. (a)	108,277	$ 1,245,185
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	1,900	$ 475,437
Apparel Manufacturers – 1.8%
Deckers Outdoor Corp. (a)	401	$ 438,662
PVH Corp.	23,785	2,854,438
Skechers USA, Inc., “A” (a)	40,311	2,879,011
		$6,172,111
Automotive – 0.8%
Tesla, Inc. (a)	14,880	$ 2,649,830
Biotechnology – 0.2%
Exelixis, Inc. (a)	36,084	$ 782,662
Brokerage & Asset Managers – 0.6%
Citigroup, Inc.	13,140	$ 818,754
TPG, Inc.	32,898	1,379,084
		$2,197,838
Business Services – 2.3%
Dropbox, Inc. (a)	104,691	$ 2,358,688
Insperity, Inc.	4,511	427,282
TriNet Group, Inc.	8,859	921,070
Verisk Analytics, Inc., “A”	14,893	3,764,653
WEX, Inc. (a)	1,198	224,409
		$7,696,102
Computer Software – 14.4%
Adobe Systems, Inc. (a)	6,829	$ 3,037,266
AppLovin Corp. (a)	31,931	2,601,738
Autodesk, Inc. (a)	14,991	3,022,186
Datadog, Inc., “A” (a)	24,718	2,723,429
DocuSign, Inc. (a)	4,868	266,474
Microsoft Corp.	84,095	34,910,357
Nutanix, Inc. (a)	15,607	863,301
Salesforce, Inc.	6,042	1,416,487
		$48,841,238
Computer Software - Systems – 10.9%
Apple, Inc.	167,790	$ 32,257,628
ServiceNow, Inc. (a)	6,927	4,550,554
		$36,808,182
1

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.4%
AZEK Co., Inc. (a)	38,414	$ 1,842,336
Masco Corp.	39,799	2,782,746
		$4,625,082
Consumer Products – 1.4%
Colgate-Palmolive Co.	7,691	$ 714,955
Kimberly-Clark Corp.	29,297	3,905,290
		$4,620,245
Consumer Services – 1.8%
Booking Holdings, Inc.	1,497	$ 5,653,196
Grand Canyon Education, Inc. (a)	2,928	417,123
		$6,070,319
Electrical Equipment – 0.6%
Amphenol Corp., “A”	14,450	$ 1,912,746
Electronics – 16.5%
Applied Materials, Inc.	28,330	$ 6,093,217
Broadcom, Inc.	1,859	2,469,775
Lam Research Corp.	5,787	5,396,030
Monolithic Power Systems, Inc.	959	705,469
NVIDIA Corp.	34,410	37,724,715
NXP Semiconductors N.V.	12,304	3,347,918
		$55,737,124
Energy - Independent – 0.9%
Phillips 66	21,487	$ 3,053,518
Entertainment – 1.5%
Spotify Technology S.A. (a)	16,733	$ 4,966,020
Food & Beverages – 0.2%
PepsiCo, Inc.	3,903	$ 674,829
Gaming & Lodging – 0.1%
Ryman Hospitality Properties, Inc., REIT	2,857	$ 300,185
Health Maintenance Organizations – 1.5%
Cigna Group	11,102	$ 3,825,971
UnitedHealth Group, Inc.	2,646	1,310,749
		$5,136,720
Insurance – 2.6%
Ameriprise Financial, Inc.	9,461	$ 4,130,767
Corebridge Financial, Inc.	18,840	549,563
Equitable Holdings, Inc.	98,032	4,067,348
		$8,747,678
2

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 13.0%
Alphabet, Inc., “A”	70,513	$ 12,163,492
Alphabet, Inc., “C”	70,812	12,318,456
Gartner, Inc. (a)	7,612	3,194,528
Meta Platforms, Inc., “A”	35,080	16,376,396
		$44,052,872
Machinery & Tools – 0.3%
AGCO Corp.	9,220	$ 989,583
Medical & Health Technology & Services – 3.8%
Cardinal Health, Inc.	12,231	$ 1,214,171
ICON PLC (a)	2,625	852,652
IQVIA Holdings, Inc. (a)	15,263	3,343,971
McKesson Corp.	7,810	4,448,498
Veeva Systems, Inc. (a)	17,604	3,067,497
		$12,926,789
Medical Equipment – 0.3%
Align Technology, Inc. (a)	4,221	$ 1,085,683
Other Banks & Diversified Financials – 3.1%
American Express Co.	17,062	$ 4,094,880
Mastercard, Inc., “A”	3,448	1,541,497
Northern Trust Corp.	30,723	2,588,106
Visa, Inc., “A”	8,821	2,403,370
		$10,627,853
Pharmaceuticals – 4.4%
AbbVie, Inc.	23,161	$ 3,734,480
Eli Lilly & Co.	7,021	5,759,607
Merck & Co., Inc.	3,830	480,818
Vertex Pharmaceuticals, Inc. (a)	10,571	4,813,399
		$14,788,304
Railroad & Shipping – 0.9%
CSX Corp.	94,133	$ 3,176,989
Specialty Chemicals – 0.4%
Chemours Co.	10,355	$ 257,011
RPM International, Inc.	10,512	1,178,395
		$1,435,406
Specialty Stores – 10.3%
Amazon.com, Inc. (a)	131,831	$ 23,260,262
Costco Wholesale Corp.	365	295,610
Home Depot, Inc.	3,099	1,037,762
O'Reilly Automotive, Inc. (a)	3,523	3,393,565
Ross Stores, Inc.	19,648	2,746,004
Target Corp.	27,206	4,248,489
		$34,981,692
3

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	12,968	$ 2,538,356
SBA Communications Corp., REIT	17,200	3,382,896
		$5,921,252
Utilities - Electric Power – 1.1%
Vistra Corp.	38,357	$ 3,800,412
Total Common Stocks (Identified Cost, $173,929,230)		$336,499,886
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,969,475)	1,969,474	$ 1,969,671
Other Assets, Less Liabilities – 0.1%		336,196
Net Assets – 100.0%		$338,805,753
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,969,671 and $336,499,886, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $173,929,230)	$336,499,886
Investments in affiliated issuers, at value (identified cost, $1,969,475)	1,969,671
Receivables for
Fund shares sold	486,910
Dividends	225,606
Receivable from investment adviser	41,779
Other assets	1,187
Total assets	$339,225,039
Liabilities
Payables for
Fund shares reacquired	$319,520
Payable to affiliates
Administrative services fee	322
Shareholder servicing costs	27,250
Distribution and service fees	1,218
Payable for independent Trustees' compensation	12
Payable for audit and tax fees	57,714
Accrued expenses and other liabilities	13,250
Total liabilities	$419,286
Net assets	$338,805,753
Net assets consist of
Paid-in capital	$172,829,521
Total distributable earnings (loss)	165,976,232
Net assets	$338,805,753
Shares of beneficial interest outstanding	15,037,487
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$72,063,188	3,226,900	$22.33
Class B	854,041	39,961	21.37
Class C	2,067,227	96,864	21.34
Class I	67,181,904	2,977,070	22.57
Class R1	1,144,101	53,533	21.37
Class R2	382,518	17,151	22.30
Class R3	202,814	9,027	22.47
Class R4	168,458	7,453	22.60
Class R6	194,741,502	8,609,528	22.62
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.69 [100 / 94.25 x $22.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$1,989,204
Dividends from affiliated issuers	151,741
Other	4,503
Foreign taxes withheld	(6,586)
Total investment income	$2,138,862
Expenses
Management fee	$1,128,394
Distribution and service fees	136,157
Shareholder servicing costs	99,756
Administrative services fee	50,545
Independent Trustees' compensation	6,841
Custodian fee	16,181
Shareholder communications	13,322
Audit and tax fees	68,195
Legal fees	1,584
Registration fees	156,002
Miscellaneous	33,874
Total expenses	$1,710,851
Reduction of expenses by investment adviser and distributor	(310,504)
Net expenses	$1,400,347
Net investment income (loss)	$738,515
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$15,260,163
Affiliated issuers	750
Net realized gain (loss)	$15,260,913
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$75,679,699
Affiliated issuers	225
Net unrealized gain (loss)	$75,679,924
Net realized and unrealized gain (loss)	$90,940,837
Change in net assets from operations	$91,679,352
See Notes to Financial Statements
6

MFS Blended Research Growth Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$738,515	$1,769,779
Net realized gain (loss)	15,260,913	(11,773,799)
Net unrealized gain (loss)	75,679,924	23,371,178
Change in net assets from operations	$91,679,352	$13,367,158
Total distributions to shareholders	$(1,770,465)	$(5,461,940)
Change in net assets from fund share transactions	$3,268,090	$8,348,641
Total change in net assets	$93,176,977	$16,253,859
Net assets
At beginning of period	245,628,776	229,374,917
At end of period	$338,805,753	$245,628,776
See Notes to Financial Statements
7

MFS Blended Research Growth Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.25	$15.89	$20.10	$15.79	$13.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.07	$0.01	$0.02	$0.06
Net realized and unrealized gain (loss)	6.19	0.62	(0.76)	5.50	3.12
Total from investment operations	$6.19	$0.69	$(0.75)	$5.52	$3.18
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.00)(w)	$—	$(0.04)	$(0.08)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.11)	$(0.33)	$(3.46)	$(1.21)	$(0.64)
Net asset value, end of period (x)	$22.33	$16.25	$15.89	$20.10	$15.79
Total return (%) (r)(s)(t)(x)	38.18	4.54	(6.92)	35.89	24.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.87	0.86	0.86	0.90
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.01	0.50	0.03	0.08	0.42
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$72,063	$19,925	$15,472	$71,049	$57,531
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.59	$15.37	$19.67	$15.55	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.04)	$(0.14)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	5.92	0.59	(0.70)	5.41	3.08
Total from investment operations	$5.79	$0.55	$(0.84)	$5.29	$3.03
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—	$—	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.01)	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$21.37	$15.59	$15.37	$19.67	$15.55
Total return (%) (r)(s)(t)(x)	37.14	3.77	(7.58)	34.89	23.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.62	1.63	1.61	1.65
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.73)	(0.24)	(0.73)	(0.67)	(0.33)
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$854	$478	$467	$550	$408

See Notes to Financial Statements
8

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.58	$15.36	$19.66	$15.54	$13.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.04)	$(0.14)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	5.93	0.59	(0.70)	5.41	3.08
Total from investment operations	$5.79	$0.55	$(0.84)	$5.29	$3.03
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$—	$—	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.03)	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$21.34	$15.58	$15.36	$19.66	$15.54
Total return (%) (r)(s)(t)(x)	37.16	3.77	(7.58)	34.91	23.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.62	1.63	1.60	1.65
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.73)	(0.26)	(0.74)	(0.67)	(0.33)
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$2,067	$1,056	$874	$859	$613
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.39	$16.00	$20.21	$15.87	$13.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.05	$0.06	$0.10
Net realized and unrealized gain (loss)	6.25	0.63	(0.75)	5.54	3.14
Total from investment operations	$6.30	$0.74	$(0.70)	$5.60	$3.24
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.02)	$(0.05)	$(0.09)	$(0.12)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.12)	$(0.35)	$(3.51)	$(1.26)	$(0.68)
Net asset value, end of period (x)	$22.57	$16.39	$16.00	$20.21	$15.87
Total return (%) (r)(s)(t)(x)	38.56	4.81	(6.66)	36.23	24.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.62	0.64	0.60	0.65
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.27	0.76	0.27	0.33	0.68
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$67,182	$54,445	$53,045	$4,866	$2,366

See Notes to Financial Statements
9

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$15.58	$15.36	$19.66	$15.54	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.03)	$(0.13)	$(0.12)	$(0.05)
Net realized and unrealized gain (loss)	5.92	0.58	(0.71)	5.41	3.07
Total from investment operations	$5.79	$0.55	$(0.84)	$5.29	$3.02
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$—	$(0.33)	$(3.46)	$(1.17)	$(0.56)
Net asset value, end of period (x)	$21.37	$15.58	$15.36	$19.66	$15.54
Total return (%) (r)(s)(t)(x)	37.16	3.77	(7.58)	34.91	23.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.62	1.63	1.60	1.64
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.73)	(0.23)	(0.70)	(0.67)	(0.33)
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$1,144	$918	$495	$320	$87
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.23	$15.91	$20.15	$15.84	$13.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.04	$(0.04)	$(0.03)	$0.03
Net realized and unrealized gain (loss)	6.17	0.61	(0.74)	5.52	3.13
Total from investment operations	$6.13	$0.65	$(0.78)	$5.49	$3.16
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$—	$(0.01)	$(0.05)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.06)	$(0.33)	$(3.46)	$(1.18)	$(0.61)
Net asset value, end of period (x)	$22.30	$16.23	$15.91	$20.15	$15.84
Total return (%) (r)(s)(t)(x)	37.82	4.28	(7.07)	35.52	24.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10	1.12	1.13	1.11	1.16
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.23)	0.25	(0.23)	(0.17)	0.17
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$383	$253	$200	$182	$266

See Notes to Financial Statements
10

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.33	$15.97	$20.17	$15.85	$13.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.08	$0.00	$0.02	$0.06
Net realized and unrealized gain (loss)	6.23	0.61	(0.74)	5.52	3.14
Total from investment operations	$6.23	$0.69	$(0.74)	$5.54	$3.20
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.00)(w)	$—	$(0.05)	$(0.09)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.09)	$(0.33)	$(3.46)	$(1.22)	$(0.65)
Net asset value, end of period (x)	$22.47	$16.33	$15.97	$20.17	$15.85
Total return (%) (r)(s)(t)(x)	38.22	4.52	(6.85)	35.85	24.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.87	0.88	0.85	0.90
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.02	0.51	0.02	0.08	0.42
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$203	$147	$122	$130	$90
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.42	$16.03	$20.23	$15.87	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.05	$0.06	$0.10
Net realized and unrealized gain (loss)	6.25	0.63	(0.75)	5.56	3.13
Total from investment operations	$6.30	$0.74	$(0.70)	$5.62	$3.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.02)	$(0.04)	$(0.09)	$(0.12)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.12)	$(0.35)	$(3.50)	$(1.26)	$(0.68)
Net asset value, end of period (x)	$22.60	$16.42	$16.03	$20.23	$15.87
Total return (%) (r)(s)(t)(x)	38.51	4.80	(6.64)	36.34	24.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.62	0.63	0.60	0.65
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.27	0.76	0.27	0.33	0.67
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$168	$122	$116	$124	$91

See Notes to Financial Statements
11

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$16.43	$16.03	$20.23	$15.89	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.07	$0.08	$0.11
Net realized and unrealized gain (loss)	6.26	0.62	(0.75)	5.53	3.16
Total from investment operations	$6.32	$0.75	$(0.68)	$5.61	$3.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.02)	$(0.06)	$(0.10)	$(0.14)
From net realized gain	—	(0.33)	(3.46)	(1.17)	(0.56)
Total distributions declared to shareholders	$(0.13)	$(0.35)	$(3.52)	$(1.27)	$(0.70)
Net asset value, end of period (x)	$22.62	$16.43	$16.03	$20.23	$15.89
Total return (%) (r)(s)(t)(x)	38.63	4.91	(6.57)	36.29	24.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53	0.54	0.54	0.52	0.55
Expenses after expense reductions	0.42	0.42	0.40	0.40	0.39
Net investment income (loss)	0.34	0.82	0.36	0.42	0.77
Portfolio turnover	48	64	55	71	61
Net assets at end of period (000 omitted)	$194,742	$168,286	$158,585	$185,568	$145,833
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Blended Research Growth Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
13

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$336,499,886	$—	$—	$336,499,886
Mutual Funds	1,969,671	—	—	1,969,671
Total	$338,469,557	$—	$—	$338,469,557
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
14

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$1,770,465	$745,942
Long-term capital gains	—	4,715,998
Total distributions	$1,770,465	$5,461,940
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$178,543,440
Gross appreciation	162,783,060
Gross depreciation	(2,856,943)
Net unrealized appreciation (depreciation)	$159,926,117
Undistributed ordinary income	735,614
Undistributed long-term capital gain	5,314,501
Total distributable earnings (loss)	$165,976,232
.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$197,828	$338,546
Class B	327	9,542
Class C	2,119	17,332
Class I	354,433	1,217,939
Class R1	—	18,068
Class R2	960	4,676
Class R3	785	2,831
Class R4	900	2,480
Class R6	1,213,113	3,850,526
Total	$1,770,465	$5,461,940
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $36,244, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
15

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
For the period from June 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
This written agreement terminated on July 31, 2023. For the period from June 1, 2023 through July 31, 2023, this reduction amounted to $40,627, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024. For the period from August 1, 2023 through May 31, 2024, this reduction amounted to $233,622 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,008 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 101,783
Class B	0.75%	0.25%	1.00%	1.00%	7,038
Class C	0.75%	0.25%	1.00%	1.00%	14,878
Class R1	0.75%	0.25%	1.00%	1.00%	10,459
Class R2	0.25%	0.25%	0.50%	0.50%	1,566
Class R3	—	0.25%	0.25%	0.25%	433
Total Distribution and Service Fees					$136,157
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $11 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
16

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Amount
Class A	$152
Class B	—
Class C	262
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $16,315, which equated to 0.0058% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $83,441.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At May 31, 2024, MFS held approximately 81% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2024, this reimbursement amounted to $4,414, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $135,903,076 and $134,451,555, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,472,567	$48,709,454	529,892	$7,946,781
Class B	27,001	476,842	4,107	62,366
Class C	44,993	841,502	21,513	312,361
Class I	878,377	16,863,761	1,411,693	20,837,569
Class R1	2,314	40,516	26,115	386,804
Class R2	1,602	30,587	2,938	43,879
Class R3	102	1,883	1,153	16,635
Class R6	1,184,199	22,708,762	2,814,295	41,250,454
	4,611,155	$89,673,307	4,811,706	$70,856,849
17

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	10,404	$197,566	23,021	$337,951
Class B	18	327	675	9,542
Class C	116	2,110	1,219	17,222
Class I	18,488	354,414	82,345	1,217,884
Class R1	—	—	1,279	18,068
Class R2	51	960	319	4,676
Class R3	41	785	192	2,831
Class R4	47	900	168	2,480
Class R6	63,150	1,213,113	259,820	3,850,526
	92,315	$1,770,175	369,038	$5,461,180
Shares reacquired
Class A	(482,376)	$(9,674,938)	(300,344)	$(4,492,034)
Class B	(17,707)	(307,388)	(4,487)	(64,034)
Class C	(16,013)	(294,397)	(11,835)	(168,932)
Class I	(1,241,959)	(23,036,762)	(1,487,006)	(22,812,158)
Class R1	(7,701)	(143,522)	(701)	(9,963)
Class R2	(90)	(1,782)	(217)	(3,682)
Class R3	(92)	(1,763)	(4)	(58)
Class R6	(2,882,734)	(54,714,840)	(2,721,736)	(40,418,527)
	(4,648,672)	$(88,175,392)	(4,526,330)	$(67,969,388)
Net change
Class A	2,000,595	$39,232,082	252,569	$3,792,698
Class B	9,312	169,781	295	7,874
Class C	29,096	549,215	10,897	160,651
Class I	(345,094)	(5,818,587)	7,032	(756,705)
Class R1	(5,387)	(103,006)	26,693	394,909
Class R2	1,563	29,765	3,040	44,873
Class R3	51	905	1,341	19,408
Class R4	47	900	168	2,480
Class R6	(1,635,385)	(30,792,965)	352,379	4,682,453
	54,798	$3,268,090	654,414	$8,348,641
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 11%, 9%, 8%, 7%, 7%, 6%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
18

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $1,458 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,134	$64,891,185	$63,220,623	$750	$225	$1,969,671
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,741	$—
19

MFS Blended Research Growth Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Growth Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Growth Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
20

MFS Blended Research Growth Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Blended Research Mid Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 1.4%
CACI International, Inc., “A” (a)	8,078	$ 3,428,950
Textron, Inc.	70,581	6,183,601
		$9,612,551
Airlines – 1.6%
American Airlines Group, Inc. (a)	251,117	$ 2,887,846
SkyWest, Inc. (a)	47,406	3,539,806
United Airlines Holdings, Inc. (a)	90,083	4,773,498
		$11,201,150
Apparel Manufacturers – 2.6%
Deckers Outdoor Corp. (a)	2,295	$ 2,510,546
PVH Corp.	73,757	8,851,578
Skechers USA, Inc., “A” (a)	93,120	6,650,630
		$18,012,754
Automotive – 0.5%
Aptiv PLC (a)	19,136	$ 1,593,263
Visteon Corp. (a)	20,123	2,241,099
		$3,834,362
Biotechnology – 1.6%
Biogen, Inc. (a)	27,976	$ 6,292,921
Exelixis, Inc. (a)	176,262	3,823,123
Illumina, Inc. (a)	8,917	929,865
		$11,045,909
Broadcasting – 1.4%
Omnicom Group, Inc.	103,385	$ 9,610,670
Brokerage & Asset Managers – 0.9%
Raymond James Financial, Inc.	30,389	$ 3,730,250
TPG, Inc.	62,142	2,604,992
		$6,335,242
Business Services – 5.9%
Boise Cascade Corp.	24,303	$ 3,336,559
Constellium SE (a)	33,048	716,150
Dropbox, Inc. (a)	175,638	3,957,124
GoDaddy, Inc. (a)	36,157	5,048,602
Insperity, Inc.	60,281	5,709,816
TriNet Group, Inc.	68,162	7,086,803
UL Solutions, Inc.	50,259	1,938,490
Verisk Analytics, Inc., “A”	41,059	10,378,894
WEX, Inc. (a)	16,594	3,108,388
		$41,280,826
1

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.0%
Avient Corp.	182,032	$ 8,133,190
Eastman Chemical Co.	26,368	2,671,869
PPG Industries, Inc.	26,043	3,422,311
		$14,227,370
Computer Software – 3.4%
AppLovin Corp. (a)	88,199	$ 7,186,454
CrowdStrike Holdings, Inc. (a)	4,061	1,273,814
Datadog, Inc., “A” (a)	80,906	8,914,223
DocuSign, Inc. (a)	16,832	921,384
Elastic N.V. (a)	11,751	1,222,692
Nutanix, Inc. (a)	71,153	3,935,828
Teradata Corp. (a)	17,087	557,207
		$24,011,602
Computer Software - Systems – 2.4%
Box, Inc., “A” (a)	81,089	$ 2,209,675
Dell Technologies, Inc.	60,776	8,481,899
Rapid7, Inc. (a)	52,061	1,881,484
Zebra Technologies Corp., “A” (a)	14,409	4,500,507
		$17,073,565
Construction – 4.8%
AvalonBay Communities, Inc., REIT	17,392	$ 3,351,091
AZEK Co., Inc. (a)	212,270	10,180,469
Beacon Roofing Supply, Inc. (a)	17,860	1,733,492
GMS, Inc. (a)	47,971	4,507,355
M/I Homes, Inc. (a)	3,103	387,627
Masco Corp.	128,450	8,981,224
Taylor Morrison Home Corp. (a)	27,038	1,563,607
Toll Brothers, Inc.	18,976	2,308,241
Tri Pointe Homes, Inc. (a)	8,340	323,008
		$33,336,114
Consumer Products – 0.4%
Newell Brands, Inc.	379,793	$ 2,932,002
Consumer Services – 0.1%
Grand Canyon Education, Inc. (a)	2,903	$ 413,561
Electrical Equipment – 1.9%
AMETEK, Inc.	23,291	$ 3,949,688
Amphenol Corp., “A”	26,652	3,527,925
nVent Electric PLC	73,704	5,998,032
		$13,475,645
Electronics – 2.0%
Advanced Energy Industries, Inc.	3,168	$ 340,338
Amkor Technology, Inc.	146,307	4,768,145
Cirrus Logic, Inc. (a)	24,571	2,818,294
Corning, Inc.	43,456	1,619,171
Formfactor, Inc. (a)	7,561	413,738
2

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Monolithic Power Systems, Inc.	5,796	$ 4,263,711
		$14,223,397
Energy - Independent – 3.7%
Phillips 66	98,768	$ 14,035,920
Valero Energy Corp.	64,097	10,072,203
Warrior Met Coal, Inc.	21,398	1,464,265
		$25,572,388
Energy - Integrated – 0.6%
National Gas Fuel Co.	68,058	$ 3,890,195
Entertainment – 1.9%
Spotify Technology S.A. (a)	45,703	$ 13,563,736
Food & Beverages – 1.5%
Cal-Maine Foods, Inc.	15,892	$ 980,060
Coca-Cola Consolidated, Inc.	3,510	3,443,450
Ingredion, Inc.	19,879	2,337,373
Primo Water Corp.	172,195	3,884,719
		$10,645,602
Forest & Paper Products – 0.2%
UFP Industries, Inc.	8,870	$ 1,059,788
Gaming & Lodging – 3.5%
Host Hotels & Resorts, Inc., REIT	78,702	$ 1,411,914
International Game Technology PLC	252,699	4,988,278
Las Vegas Sands Corp.	119,350	5,374,331
Park Hotels & Resorts, REIT	229,619	3,641,757
Ryman Hospitality Properties, Inc., REIT	71,825	7,546,653
Viking Holdings Ltd. (a)	51,702	1,623,960
		$24,586,893
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	1,321	$ 415,560
Insurance – 9.5%
Ameriprise Financial, Inc.	32,579	$ 14,224,317
Brighthouse Financial, Inc. (a)	38,433	1,710,653
Corebridge Financial, Inc.	359,573	10,488,744
Equitable Holdings, Inc.	251,959	10,453,779
Everest Group Ltd.	21,268	8,314,299
Hartford Financial Services Group, Inc.	121,699	12,589,762
Jackson Financial, Inc.	62,548	4,754,274
Reinsurance Group of America, Inc.	18,864	3,957,667
		$66,493,495
Internet – 1.3%
Gartner, Inc. (a)	21,200	$ 8,897,004
3

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.2%
Electronic Arts, Inc.	36,555	$ 4,857,429
Polaris, Inc.	46,379	3,877,284
		$8,734,713
Machinery & Tools – 5.0%
AGCO Corp.	44,990	$ 4,828,777
CNH Industrial N.V.	873,497	9,224,128
Flowserve Corp.	24,036	1,194,589
Mueller Industries, Inc.	57,991	3,416,250
Timken Co.	62,395	5,421,502
Wabtec Corp.	62,302	10,543,367
		$34,628,613
Medical & Health Technology & Services – 6.9%
Cardinal Health, Inc.	55,853	$ 5,544,528
ICON PLC (a)	18,407	5,978,962
IDEXX Laboratories, Inc. (a)	7,255	3,605,372
IQVIA Holdings, Inc. (a)	42,965	9,413,202
McKesson Corp.	18,270	10,406,409
Universal Health Services, Inc.	22,004	4,176,359
Veeva Systems, Inc. (a)	51,553	8,983,110
		$48,107,942
Medical Equipment – 0.7%
Align Technology, Inc. (a)	20,115	$ 5,173,779
Metals & Mining – 0.7%
Commercial Metals Co.	13,984	$ 787,579
Reliance, Inc.	6,290	1,891,906
Steel Dynamics, Inc.	18,709	2,504,574
		$5,184,059
Natural Gas - Distribution – 1.1%
UGI Corp.	297,867	$ 7,583,694
Network & Telecom – 0.7%
InterDigital, Inc.	27,060	$ 3,081,322
Motorola Solutions, Inc.	5,393	1,967,960
		$5,049,282
Oil Services – 1.7%
NOV, Inc.	155,439	$ 2,925,362
TechnipFMC PLC (a)	353,799	9,265,996
		$12,191,358
Other Banks & Diversified Financials – 6.4%
East West Bancorp, Inc.	53,069	$ 3,937,189
M&T Bank Corp.	66,393	10,065,179
Northern Trust Corp.	37,206	3,134,233
Popular, Inc.	98,908	8,803,801
SLM Corp.	386,363	8,291,350
Synchrony Financial	173,294	7,590,277
4

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Texas Capital Bancshares, Inc. (a)	48,403	$ 2,917,733
		$44,739,762
Pharmaceuticals – 1.3%
Organon & Co.	415,127	$ 8,854,659
Pollution Control – 0.1%
Republic Services, Inc.	4,154	$ 769,279
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	5,823	$ 687,754
Real Estate – 5.0%
Brixmor Property Group, Inc., REIT	255,782	$ 5,757,653
Broadstone Net Lease, Inc., REIT	105,229	1,615,265
Essential Properties Realty Trust, REIT	36,309	972,355
Highwoods Properties, Inc., REIT	111,299	2,890,435
Innovative Industrial Properties, Inc., REIT	27,686	2,983,997
Jones Lang LaSalle, Inc. (a)	46,911	9,479,306
NNN REIT, Inc.	136,505	5,701,814
Tanger, Inc., REIT	203,760	5,654,340
		$35,055,165
Restaurants – 0.6%
Performance Food Group Co. (a)	5,178	$ 360,389
Wingstop, Inc.	10,867	4,006,119
		$4,366,508
Specialty Chemicals – 2.4%
Chemours Co.	271,688	$ 6,743,296
RPM International, Inc.	60,560	6,788,776
Seaboard Corp.	888	2,966,924
		$16,498,996
Specialty Stores – 3.7%
Abercrombie & Fitch Co., “A” (a)	17,056	$ 2,948,471
Builders FirstSource, Inc. (a)	60,650	9,751,914
Gap, Inc.	173,363	5,020,592
O'Reilly Automotive, Inc. (a)	8,282	7,977,719
		$25,698,696
Telecommunications - Wireless – 0.5%
SBA Communications Corp., REIT	17,560	$ 3,453,701
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	304,863	$ 756,060
Trucking – 0.1%
Saia, Inc. (a)	1,405	$ 575,319
5

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.1%
DTE Energy Co.	21,352	$ 2,488,149
Edison International	131,320	10,091,942
NRG Energy, Inc.	121,781	9,864,261
PG&E Corp.	160,733	2,979,990
Vistra Corp.	103,340	10,238,927
		$35,663,269
Total Common Stocks (Identified Cost, $566,232,004)		$689,523,989
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $8,780,570)	8,780,429	$ 8,781,307
Other Assets, Less Liabilities – 0.1%		1,028,485
Net Assets – 100.0%		$699,333,781
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,781,307 and $689,523,989, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $566,232,004)	$689,523,989
Investments in affiliated issuers, at value (identified cost, $8,780,570)	8,781,307
Receivables for
Fund shares sold	851,842
Interest and dividends	823,711
Receivable from investment adviser	55,111
Other assets	1,168
Total assets	$700,037,128
Liabilities
Payables for
Fund shares reacquired	$553,226
Payable to affiliates
Administrative services fee	598
Shareholder servicing costs	66,666
Distribution and service fees	890
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	81,953
Total liabilities	$703,347
Net assets	$699,333,781
Net assets consist of
Paid-in capital	$531,114,665
Total distributable earnings (loss)	168,219,116
Net assets	$699,333,781
Shares of beneficial interest outstanding	48,138,476
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$42,546,111	2,919,158	$14.57
Class B	219,202	15,294	14.33
Class C	4,168,261	291,772	14.29
Class I	190,405,728	13,132,878	14.50
Class R1	167,200	11,674	14.32
Class R2	549,383	38,097	14.42
Class R3	3,632,125	250,940	14.47
Class R4	1,160,696	79,897	14.53
Class R6	456,485,075	31,398,766	14.54
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.46 [100 / 94.25 x $14.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$9,593,764
Dividends from affiliated issuers	296,600
Other	37,141
Income on securities loaned	9,022
Foreign taxes withheld	(8,745)
Total investment income	$9,927,782
Expenses
Management fee	$2,868,268
Distribution and service fees	145,693
Shareholder servicing costs	228,243
Administrative services fee	92,140
Independent Trustees' compensation	11,596
Custodian fee	38,338
Shareholder communications	18,065
Audit and tax fees	68,119
Legal fees	3,108
Miscellaneous	193,511
Total expenses	$3,667,081
Fees paid indirectly	(352)
Reduction of expenses by investment adviser and distributor	(513,817)
Net expenses	$3,152,912
Net investment income (loss)	$6,774,870
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$58,144,945
Affiliated issuers	1,402
Net realized gain (loss)	$58,146,347
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$93,949,897
Affiliated issuers	1,279
Net unrealized gain (loss)	$93,951,176
Net realized and unrealized gain (loss)	$152,097,523
Change in net assets from operations	$158,872,393
See Notes to Financial Statements
8

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$6,774,870	$5,759,051
Net realized gain (loss)	58,146,347	(3,818,615)
Net unrealized gain (loss)	93,951,176	(19,277,452)
Change in net assets from operations	$158,872,393	$(17,337,016)
Total distributions to shareholders	$(13,586,306)	$(23,206,375)
Change in net assets from fund share transactions	$69,104,258	$65,820,929
Total change in net assets	$214,390,345	$25,277,538
Net assets
At beginning of period	484,943,436	459,665,898
At end of period	$699,333,781	$484,943,436
See Notes to Financial Statements
9

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.31	$12.38	$15.36	$10.70	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.07	$0.08	$0.10
Net realized and unrealized gain (loss)	3.42	(0.62)	(0.05)(g)	4.68	0.02
Total from investment operations	$3.53	$(0.51)	$0.02	$4.76	$0.12
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.11)	$—	$(0.10)	$(0.10)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.27)	$(0.56)	$(3.00)	$(0.10)	$(0.56)
Net asset value, end of period (x)	$14.57	$11.31	$12.38	$15.36	$10.70
Total return (%) (r)(s)(t)(x)	31.49	(4.30)	(1.00)	44.61	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.94	0.94	0.92	0.96
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.88	0.96	0.45	0.58	0.89
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$42,546	$32,605	$19,061	$133,584	$74,843
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.12	$12.17	$15.26	$10.64	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$(0.01)	$(0.02)	$0.02
Net realized and unrealized gain (loss)	3.36	(0.61)	(0.08)	4.65	0.01
Total from investment operations	$3.38	$(0.59)	$(0.09)	$4.63	$0.03
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.01)	$(0.00)(w)	$(0.01)	$(0.01)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.17)	$(0.46)	$(3.00)	$(0.01)	$(0.47)
Net asset value, end of period (x)	$14.33	$11.12	$12.17	$15.26	$10.64
Total return (%) (r)(s)(t)(x)	30.58	(5.01)	(1.78)	43.56	(0.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69	1.70	1.67	1.71
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.12	0.20	(0.05)	(0.16)	0.15
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$219	$197	$236	$126	$92

See Notes to Financial Statements
10

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.09	$12.16	$15.25	$10.64	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.01	$(0.02)	$0.02
Net realized and unrealized gain (loss)	3.35	(0.62)	(0.09)	4.64	0.01
Total from investment operations	$3.37	$(0.59)	$(0.08)	$4.62	$0.03
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.03)	$(0.01)	$(0.01)	$(0.03)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.17)	$(0.48)	$(3.01)	$(0.01)	$(0.49)
Net asset value, end of period (x)	$14.29	$11.09	$12.16	$15.25	$10.64
Total return (%) (r)(s)(t)(x)	30.59	(4.98)	(1.74)	43.49	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69	1.70	1.66	1.71
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.12	0.23	0.11	(0.16)	0.16
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$4,168	$4,180	$3,161	$350	$138
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.25	$12.31	$15.38	$10.71	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.15	$0.11	$0.13
Net realized and unrealized gain (loss)	3.40	(0.62)	(0.08)	4.68	0.02
Total from investment operations	$3.55	$(0.48)	$0.07	$4.79	$0.15
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.13)	$(0.14)	$(0.12)	$(0.14)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.30)	$(0.58)	$(3.14)	$(0.12)	$(0.60)
Net asset value, end of period (x)	$14.50	$11.25	$12.31	$15.38	$10.71
Total return (%) (r)(s)(t)(x)	31.91	(4.07)	(0.73)	44.98	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.69	0.71	0.67	0.71
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.14	1.22	1.07	0.84	1.18
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$190,406	$119,155	$108,560	$5,410	$4,368

See Notes to Financial Statements
11

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.13	$12.18	$15.26	$10.65	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$(0.01)	$(0.02)	$0.02
Net realized and unrealized gain (loss)	3.36	(0.61)	(0.07)	4.64	0.02
Total from investment operations	$3.38	$(0.59)	$(0.08)	$4.62	$0.04
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.01)	$—	$(0.01)	$(0.02)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.19)	$(0.46)	$(3.00)	$(0.01)	$(0.48)
Net asset value, end of period (x)	$14.32	$11.13	$12.18	$15.26	$10.65
Total return (%) (r)(s)(t)(x)	30.52	(5.00)	(1.72)	43.45	(0.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69	1.70	1.67	1.71
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	0.13	0.20	(0.08)	(0.16)	0.15
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$167	$132	$136	$142	$98
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.20	$12.26	$15.33	$10.70	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.06	$0.04	$0.07
Net realized and unrealized gain (loss)	3.39	(0.62)	(0.07)	4.68	0.02
Total from investment operations	$3.47	$(0.54)	$(0.01)	$4.72	$0.09
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.07)	$(0.06)	$(0.09)	$(0.08)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.25)	$(0.52)	$(3.06)	$(0.09)	$(0.54)
Net asset value, end of period (x)	$14.42	$11.20	$12.26	$15.33	$10.70
Total return (%) (r)(s)(t)(x)	31.24	(4.52)	(1.27)	44.24	0.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.19	1.20	1.17	1.21
Expenses after expense reductions (f)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.63	0.73	0.42	0.30	0.65
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$549	$416	$292	$253	$62

See Notes to Financial Statements
12

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.23	$12.30	$15.36	$10.71	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.10	$0.08	$0.07
Net realized and unrealized gain (loss)	3.40	(0.62)	(0.07)	4.68	0.05
Total from investment operations	$3.51	$(0.51)	$0.03	$4.76	$0.12
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.11)	$(0.09)	$(0.11)	$(0.11)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.27)	$(0.56)	$(3.09)	$(0.11)	$(0.57)
Net asset value, end of period (x)	$14.47	$11.23	$12.30	$15.36	$10.71
Total return (%) (r)(s)(t)(x)	31.54	(4.33)	(0.94)	44.60	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.94	0.95	0.92	1.00
Expenses after expense reductions (f)	0.84	0.84	0.82	0.82	0.84
Net investment income (loss)	0.88	0.92	0.74	0.62	0.72
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$3,632	$1,051	$1,947	$1,422	$1,015
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.27	$12.33	$15.39	$10.72	$11.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.13	$0.11	$0.13
Net realized and unrealized gain (loss)	3.41	(0.62)	(0.06)	4.69	0.02
Total from investment operations	$3.56	$(0.48)	$0.07	$4.80	$0.15
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.13)	$(0.13)	$(0.13)	$(0.14)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.30)	$(0.58)	$(3.13)	$(0.13)	$(0.60)
Net asset value, end of period (x)	$14.53	$11.27	$12.33	$15.39	$10.72
Total return (%) (r)(s)(t)(x)	31.93	(4.08)	(0.71)	44.95	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.69	0.70	0.67	0.71
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	1.14	1.20	0.92	0.84	1.18
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$1,161	$854	$934	$953	$685

See Notes to Financial Statements
13

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.28	$12.34	$15.40	$10.73	$11.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.15	$0.12	$0.14
Net realized and unrealized gain (loss)	3.41	(0.62)	(0.07)	4.69	0.02
Total from investment operations	$3.57	$(0.47)	$0.08	$4.81	$0.16
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	(0.16)	(0.45)	(3.00)	(0.00)(w)	(0.46)
Total distributions declared to shareholders	$(0.31)	$(0.59)	$(3.14)	$(0.14)	$(0.60)
Net asset value, end of period (x)	$14.54	$11.28	$12.34	$15.40	$10.73
Total return (%) (r)(s)(t)(x)	32.03	(3.97)	(0.60)	45.02	0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.59	0.59	0.58	0.61
Expenses after expense reductions (f)	0.49	0.49	0.48	0.51	0.49
Net investment income (loss)	1.24	1.30	1.04	0.94	1.25
Portfolio turnover	75	67	89	103	81
Net assets at end of period (000 omitted)	$456,485	$326,353	$325,339	$308,874	$233,687
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
15

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$689,523,989	$—	$—	$689,523,989
Mutual Funds	8,781,307	—	—	8,781,307
Total	$698,305,296	$—	$—	$698,305,296
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
16

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$6,501,103	$5,303,209
Long-term capital gains	7,085,203	17,903,166
Total distributions	$13,586,306	$23,206,375
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$578,754,681
Gross appreciation	140,799,393
Gross depreciation	(21,248,778)
Net unrealized appreciation (depreciation)	$119,550,615
Undistributed ordinary income	11,035,490
Undistributed long-term capital gain	37,633,011
Total distributable earnings (loss)	$168,219,116
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Class A	$701,210	$1,235,139
Class B	2,692	7,902
Class C	55,432	144,472
Class I	3,415,290	5,651,819
Class R1	2,218	5,152
Class R2	9,563	14,910
Class R3	41,666	105,798
Class R4	23,572	41,214
Class R6	9,334,663	15,999,969
Total	$13,586,306	$23,206,375
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $73,783, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the year ended May 31, 2024, this reduction amounted to $440,032, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,914 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 90,699
Class B	0.75%	0.25%	1.00%	1.00%	2,083
Class C	0.75%	0.25%	1.00%	1.00%	43,549
Class R1	0.75%	0.25%	1.00%	1.00%	1,509
Class R2	0.25%	0.25%	0.50%	0.50%	2,448
Class R3	—	0.25%	0.25%	0.25%	5,405
Total Distribution and Service Fees					$145,693
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $2 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$—
Class B	13
Class C	201
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $7,058, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $221,185.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 7,055 shares of Class C and 7,293 shares of Class R3 for an aggregate amount of $172,287.
At May 31, 2024, MFS held approximately 64% of the outstanding shares of Class R1.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2024, this reimbursement amounted to $36,817, which is included in “Other” income in the Statement of Operations.
19

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $487,620,972 and $427,077,482, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,053,413	$13,910,097	1,661,070	$19,482,914
Class B	—	(1)	1,091	12,707
Class C	61,634	770,384	283,746	3,222,767
Class I	6,233,164	81,741,399	5,075,173	58,313,200
Class R1	145	1,903	285	3,227
Class R2	11,437	144,326	15,850	180,553
Class R3	213,258	2,915,056	116,587	1,356,266
Class R4	17,299	222,657	10,067	117,521
Class R6	6,590,295	86,900,001	7,056,171	81,272,395
	14,180,645	$186,605,822	14,220,040	$163,961,550
Shares issued to shareholders in reinvestment of distributions
Class A	53,637	$700,501	106,014	$1,234,006
Class B	209	2,692	688	7,902
Class C	4,317	55,432	12,618	144,472
Class I	263,322	3,415,290	488,489	5,651,819
Class R1	172	2,218	448	5,152
Class R2	740	9,563	1,292	14,910
Class R3	3,213	41,666	9,152	105,798
Class R4	1,813	23,572	3,556	41,214
Class R6	717,903	9,332,740	1,380,498	15,999,969
	1,045,326	$13,583,674	2,002,755	$23,205,242
Shares reacquired
Class A	(1,071,588)	$(13,402,085)	(423,597)	$(4,907,791)
Class B	(2,669)	(31,215)	(3,431)	(39,365)
Class C	(151,237)	(1,891,851)	(179,237)	(2,047,693)
Class I	(3,955,769)	(51,218,670)	(3,792,105)	(43,969,005)
Class R1	(513)	(6,997)	(3)	(30)
Class R2	(11,191)	(144,957)	(3,852)	(47,228)
Class R3	(59,090)	(794,145)	(190,559)	(2,201,902)
Class R4	(15,023)	(192,384)	(13,612)	(159,467)
Class R6	(4,846,024)	(63,402,934)	(5,873,607)	(67,973,382)
	(10,113,104)	$(131,085,238)	(10,480,003)	$(121,345,863)
20

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	35,462	$1,208,513	1,343,487	$15,809,129
Class B	(2,460)	(28,524)	(1,652)	(18,756)
Class C	(85,286)	(1,066,035)	117,127	1,319,546
Class I	2,540,717	33,938,019	1,771,557	19,996,014
Class R1	(196)	(2,876)	730	8,349
Class R2	986	8,932	13,290	148,235
Class R3	157,381	2,162,577	(64,820)	(739,838)
Class R4	4,089	53,845	11	(732)
Class R6	2,462,174	32,829,807	2,563,062	29,298,982
	5,112,867	$69,104,258	5,742,792	$65,820,929
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 10%, 8%, 7%, 7%, 6%, 5%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $3,042 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,415,418	$151,133,124	$147,769,916	$1,402	$1,279	$8,781,307
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$296,600	$—
21

MFS Blended Research Mid Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Mid Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Mid Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Blended Research Mid Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $9,687,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 96.09% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS International Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 2.3%
Rolls-Royce Holdings PLC (a)	56,012,799	$ 325,604,037
Singapore Technologies Engineering Ltd.	16,914,500	52,571,510
		$378,175,547
Alcoholic Beverages – 6.0%
Diageo PLC	8,048,280	$ 271,444,992
Heineken N.V.	5,137,402	512,860,313
Pernod Ricard S.A.	1,404,717	209,642,547
		$993,947,852
Apparel Manufacturers – 4.0%
Burberry Group PLC	3,794,636	$ 50,249,167
Kering S.A.	277,420	95,881,840
LVMH Moet Hennessy Louis Vuitton SE	637,102	511,970,749
		$658,101,756
Brokerage & Asset Managers – 2.1%
Deutsche Boerse AG	1,169,814	$ 232,365,475
London Stock Exchange Group PLC	983,638	115,413,450
		$347,778,925
Business Services – 2.3%
Experian PLC	5,107,356	$ 237,101,079
Nomura Research Institute Ltd.	5,459,800	146,430,546
		$383,531,625
Chemicals – 0.5%
UPL Ltd.	12,634,957	$ 77,356,944
Computer Software – 6.6%
Dassault Systemes SE	3,814,147	$ 155,333,453
Kingsoft Corp.	13,034,400	41,867,993
Oracle Corp. Japan	1,235,800	87,600,300
SAP SE	4,095,643	737,963,145
Wisetech Global Ltd.	1,034,558	67,275,511
		$1,090,040,402
Computer Software - Systems – 7.7%
Amadeus IT Group S.A.	5,315,690	$ 378,441,337
Cap Gemini S.A.	1,457,440	295,320,680
Hitachi Ltd.	5,859,500	604,151,083
		$1,277,913,100
Construction – 0.4%
Kingspan Group PLC	736,274	$ 71,116,455
1

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.1%
AmorePacific Corp.	1,068,805	$ 149,912,918
Haleon PLC	24,681,244	102,850,536
KOSE Corp.	305,000	20,130,989
Reckitt Benckiser Group PLC	4,265,418	243,758,001
		$516,652,444
Electrical Equipment – 5.1%
Mitsubishi Heavy Industries Ltd.	10,553,000	$ 92,148,619
Schneider Electric SE	2,986,700	747,642,393
		$839,791,012
Electronics – 6.5%
ASML Holding N.V.	230,931	$ 221,389,065
SK Hynix, Inc.	626,845	85,890,982
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,070,261	765,812,222
		$1,073,092,269
Energy - Independent – 0.9%
Reliance Industries Ltd.	4,530,835	$ 155,642,533
Entertainment – 0.2%
Lottery Corp. Ltd.	9,463,337	$ 30,851,073
Food & Beverages – 3.9%
Nestle S.A.	6,083,537	$ 644,254,220
Food & Drug Stores – 0.4%
Ocado Group PLC (a)	1,950,092	$ 9,436,917
Sugi Holdings Co. Ltd.	3,970,400	61,525,863
		$70,962,780
Gaming & Lodging – 2.6%
Aristocrat Leisure Ltd.	3,714,591	$ 111,858,397
Flutter Entertainment PLC (a)	1,209,620	233,160,938
Sands China Ltd. (a)	37,398,800	89,498,393
		$434,517,728
Insurance – 2.7%
AIA Group Ltd.	47,077,000	$ 365,904,815
Ping An Insurance Co. of China Ltd., “H”	14,639,000	74,497,209
		$440,402,024
Internet – 1.1%
LY Corp.	30,178,200	$ 71,557,249
NAVER Corp.	838,923	103,127,149
		$174,684,398
Leisure & Toys – 1.6%
Prosus N.V.	2,209,579	$ 81,002,420
Tencent Holdings Ltd.	3,823,100	177,352,623
		$258,355,043
2

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.3%
Assa Abloy AB	10,611,480	$ 311,560,612
Delta Electronics, Inc.	15,236,000	152,518,291
GEA Group AG	3,743,204	155,476,569
RB Global, Inc.	3,637,591	264,382,233
		$883,937,705
Major Banks – 1.4%
DBS Group Holdings Ltd.	8,483,640	$ 226,410,043
Medical Equipment – 4.7%
EssilorLuxottica	1,635,377	$ 365,889,621
QIAGEN N.V.	3,376,999	144,083,116
Sonova Holding AG	434,257	137,372,559
Terumo Corp.	8,035,200	136,986,958
		$784,332,254
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	19,535,800	$ 68,041,227
Oil Services – 0.3%
Tenaris S.A.	2,925,819	$ 48,109,126
Other Banks & Diversified Financials – 4.6%
Credicorp Ltd.	931,344	$ 153,969,790
Element Fleet Management Corp.	8,681,839	154,278,690
Grupo Financiero Banorte S.A. de C.V.	16,928,608	161,009,606
HDFC Bank Ltd.	9,888,131	181,202,588
Kasikornbank Co. Ltd.	14,076,200	49,739,223
Kotak Mahindra Bank Ltd.	3,396,210	68,825,407
		$769,025,304
Pharmaceuticals – 6.3%
Chugai Pharmaceutical Co. Ltd.	2,979,100	$ 90,823,674
Hypera S.A.	6,922,300	35,792,044
Merck KGaA	856,576	154,749,646
Novartis AG	2,593,673	268,212,732
Roche Holding AG	1,925,397	492,898,218
		$1,042,476,314
Precious Metals & Minerals – 3.0%
Agnico Eagle Mines Ltd.	3,738,887	$ 254,983,343
Franco-Nevada Corp.	1,994,312	245,369,367
		$500,352,710
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	1,926,507	$ 153,348,798
Restaurants – 0.9%
Pluxee N.V. (a)	584,511	$ 18,233,921
Sodexo	584,511	54,406,423
Yum China Holdings, Inc.	1,559,783	55,777,840
3

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – continued
Yum China Holdings, Inc.	665,750	$ 23,157,243
		$151,575,427
Specialty Chemicals – 8.6%
Air Liquide S.A.	1,737,177	$ 341,685,578
Akzo Nobel N.V.	1,488,838	103,846,435
Linde PLC	965,196	420,362,162
Nitto Denko Corp.	1,594,400	122,417,627
Resonac Holdings Corp.	4,451,000	97,433,634
Sika AG	478,498	145,016,249
Symrise AG	1,722,888	204,201,584
		$1,434,963,269
Specialty Stores – 1.1%
Alibaba Group Holding Ltd.	8,714,500	$ 85,293,606
Zalando SE (a)	3,955,137	104,915,528
		$190,209,134
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	6,181,300	$ 34,443,232
Tobacco – 0.3%
ITC Ltd.	10,391,152	$ 53,087,821
Total Common Stocks (Identified Cost, $11,817,057,417)		$16,257,480,494
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $232,611,739)	232,618,001	$ 232,641,263
Other Assets, Less Liabilities – 0.6%		96,734,110
Net Assets – 100.0%		$16,586,855,867
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $232,641,263 and $16,257,480,494, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $11,817,057,417)	$16,257,480,494
Investments in affiliated issuers, at value (identified cost, $232,611,739)	232,641,263
Foreign currency, at value (identified cost, $18,974,484)	19,025,415
Receivables for
Investments sold	7,473,382
Fund shares sold	15,440,608
Dividends	82,047,353
Other assets	24,278
Total assets	$16,614,132,793
Liabilities
Payables for
Investments purchased	$4,116,580
Fund shares reacquired	10,209,907
Payable to affiliates
Investment adviser	592,497
Administrative services fee	3,368
Shareholder servicing costs	1,615,700
Distribution and service fees	15,426
Payable for independent Trustees' compensation	11
Deferred foreign capital gains tax expense payable	8,723,290
Accrued expenses and other liabilities	2,000,147
Total liabilities	$27,276,926
Net assets	$16,586,855,867
Net assets consist of
Paid-in capital	$12,045,711,577
Total distributable earnings (loss)	4,541,144,290
Net assets	$16,586,855,867
Shares of beneficial interest outstanding	377,731,707
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$638,324,022	15,049,396	$42.42
Class B	786,353	20,022	39.27
Class C	25,405,181	672,629	37.77
Class I	4,102,118,207	84,821,416	48.36
Class R1	8,135,673	222,089	36.63
Class R2	22,937,359	602,743	38.05
Class R3	316,300,668	7,535,007	41.98
Class R4	133,781,482	3,134,406	42.68
Class R6	11,339,066,922	265,673,999	42.68
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $45.01 [100 / 94.25 x $42.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$318,242,630
Tax reclaims	30,988,660
Dividends from affiliated issuers	11,495,851
Interest	2,525,887
Other	65,636
Income on securities loaned	16,613
Foreign taxes withheld	(27,682,840)
Total investment income	$335,652,437
Expenses
Management fee	$104,668,761
Distribution and service fees	2,849,251
Shareholder servicing costs	6,519,424
Administrative services fee	615,703
Independent Trustees' compensation	132,354
Custodian fee	1,722,140
Shareholder communications	397,615
Audit and tax fees	111,782
Legal fees	86,357
Miscellaneous	5,511,265
Total expenses	$122,614,652
Reduction of expenses by investment adviser and distributor	(1,990,152)
Net expenses	$120,624,500
Net investment income (loss)	$215,027,937
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,461,312 foreign capital gains tax)	$200,344,390
Affiliated issuers	50,862
Foreign currency	(269,862)
Net realized gain (loss)	$200,125,390
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $4,552,319 decrease in deferred foreign capital gains tax)	$1,443,048,703
Affiliated issuers	44,502
Translation of assets and liabilities in foreign currencies	(153,383)
Net unrealized gain (loss)	$1,442,939,822
Net realized and unrealized gain (loss)	$1,643,065,212
Change in net assets from operations	$1,858,093,149
See Notes to Financial Statements
6

MFS International Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$215,027,937	$157,775,756
Net realized gain (loss)	200,125,390	151,070,078
Net unrealized gain (loss)	1,442,939,822	528,963,478
Change in net assets from operations	$1,858,093,149	$837,809,312
Total distributions to shareholders	$(430,495,414)	$(356,010,679)
Change in net assets from fund share transactions	$577,818,110	$1,536,798,438
Total change in net assets	$2,005,415,845	$2,018,597,071
Net assets
At beginning of period	14,581,440,022	12,562,842,951
At end of period	$16,586,855,867	$14,581,440,022
See Notes to Financial Statements
7

MFS International Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.82	$37.54	$45.69	$33.66	$32.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.35	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss)	4.22	1.90	(5.48)	12.05	1.20
Total from investment operations	$4.63	$2.25	$(5.27)	$12.27	$1.43
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.31)	$(0.32)	$(0.24)	$(0.35)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(1.03)	$(0.97)	$(2.88)	$(0.24)	$(0.53)
Net asset value, end of period (x)	$42.42	$38.82	$37.54	$45.69	$33.66
Total return (%) (r)(s)(t)(x)	12.11	6.12	(12.34)	36.52	4.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11	1.09	1.08	1.08	1.08
Expenses after expense reductions	1.09	1.08	1.06	1.06	1.07
Net investment income (loss)	1.03	0.94	0.49	0.53	0.66
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$638,324	$626,068	$534,840	$650,731	$546,391
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$35.93	$34.77	$42.52	$31.38	$30.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.00(w)	$(0.13)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss)	3.93	1.82	(5.06)	11.23	1.15
Total from investment operations	$4.00	$1.82	$(5.19)	$11.14	$1.09
Less distributions declared to shareholders
From net investment income	$(0.11)	$—	$—	$—	$(0.20)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(0.66)	$(0.66)	$(2.56)	$—	$(0.38)
Net asset value, end of period (x)	$39.27	$35.93	$34.77	$42.52	$31.38
Total return (%) (r)(s)(t)(x)	11.25	5.32	(12.99)	35.50	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.86	1.84	1.83	1.82	1.83
Expenses after expense reductions	1.85	1.83	1.81	1.81	1.82
Net investment income (loss)	0.19	0.00(w)	(0.33)	(0.24)	(0.18)
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$786	$1,138	$1,559	$2,439	$2,922

See Notes to Financial Statements
8

MFS International Growth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$34.67	$33.61	$41.19	$30.40	$29.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.03	$(0.11)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	3.75	1.73	(4.91)	10.87	1.10
Total from investment operations	$3.85	$1.76	$(5.02)	$10.79	$1.06
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.04)	$(0.00)(w)	$—	$(0.24)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(0.75)	$(0.70)	$(2.56)	$—	$(0.42)
Net asset value, end of period (x)	$37.77	$34.67	$33.61	$41.19	$30.40
Total return (%) (r)(s)(t)(x)	11.24	5.33	(12.99)	35.49	3.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.86	1.84	1.83	1.82	1.83
Expenses after expense reductions	1.85	1.83	1.81	1.81	1.82
Net investment income (loss)	0.28	0.09	(0.29)	(0.21)	(0.14)
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$25,405	$27,498	$30,292	$41,907	$39,530
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$44.10	$42.50	$51.32	$37.75	$36.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.60	$0.48	$0.37	$0.39	$0.34
Net realized and unrealized gain (loss)	4.77	2.18	(6.20)	13.49	1.35
Total from investment operations	$5.37	$2.66	$(5.83)	$13.88	$1.69
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.40)	$(0.43)	$(0.31)	$(0.37)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(1.11)	$(1.06)	$(2.99)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$48.36	$44.10	$42.50	$51.32	$37.75
Total return (%) (r)(s)(t)(x)	12.36	6.37	(12.10)	36.85	4.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86	0.84	0.83	0.83	0.83
Expenses after expense reductions	0.84	0.83	0.81	0.82	0.82
Net investment income (loss)	1.33	1.14	0.77	0.84	0.89
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$4,102,118	$3,576,683	$3,251,727	$3,722,298	$2,457,330

See Notes to Financial Statements
9

MFS International Growth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$33.69	$32.73	$40.23	$29.72	$29.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.04	$(0.08)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss)	3.63	1.66	(4.81)	10.62	1.07
Total from investment operations	$3.74	$1.70	$(4.89)	$10.56	$1.04
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.08)	$(0.05)	$(0.05)	$(0.26)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(0.80)	$(0.74)	$(2.61)	$(0.05)	$(0.44)
Net asset value, end of period (x)	$36.63	$33.69	$32.73	$40.23	$29.72
Total return (%) (r)(s)(t)(x)	11.25	5.30	(12.99)	35.53	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.86	1.84	1.83	1.83	1.83
Expenses after expense reductions	1.84	1.83	1.81	1.81	1.82
Net investment income (loss)	0.32	0.13	(0.21)	(0.17)	(0.11)
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$8,136	$7,182	$6,895	$7,424	$4,890
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$34.89	$33.87	$41.51	$30.63	$29.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.21	$0.10	$0.10	$0.15
Net realized and unrealized gain (loss)	3.83	1.73	(4.96)	10.97	1.07
Total from investment operations	$4.05	$1.94	$(4.86)	$11.07	$1.22
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.26)	$(0.22)	$(0.19)	$(0.33)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(0.89)	$(0.92)	$(2.78)	$(0.19)	$(0.51)
Net asset value, end of period (x)	$38.05	$34.89	$33.87	$41.51	$30.63
Total return (%) (r)(s)(t)(x)	11.78	5.85	(12.55)	36.20	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37	1.34	1.33	1.33	1.33
Expenses after expense reductions	1.35	1.33	1.31	1.31	1.32
Net investment income (loss)	0.63	0.62	0.26	0.28	0.48
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$22,937	$37,317	$34,618	$40,886	$34,149

See Notes to Financial Statements
10

MFS International Growth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.45	$37.20	$45.30	$33.38	$32.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.38	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss)	4.15	1.85	(5.43)	11.94	1.18
Total from investment operations	$4.58	$2.23	$(5.22)	$12.17	$1.41
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.32)	$(0.32)	$(0.25)	$(0.36)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(1.05)	$(0.98)	$(2.88)	$(0.25)	$(0.54)
Net asset value, end of period (x)	$41.98	$38.45	$37.20	$45.30	$33.38
Total return (%) (r)(s)(t)(x)	12.09	6.11	(12.33)	36.55	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11	1.09	1.08	1.08	1.08
Expenses after expense reductions	1.09	1.08	1.06	1.06	1.07
Net investment income (loss)	1.08	1.03	0.49	0.58	0.69
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$316,301	$269,664	$149,194	$182,926	$124,732
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$39.03	$37.74	$45.91	$33.79	$32.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.41	$0.33	$0.31	$0.31
Net realized and unrealized gain (loss)	4.25	1.94	(5.51)	12.12	1.20
Total from investment operations	$4.75	$2.35	$(5.18)	$12.43	$1.51
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.40)	$(0.43)	$(0.31)	$(0.37)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(1.10)	$(1.06)	$(2.99)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$42.68	$39.03	$37.74	$45.91	$33.79
Total return (%) (r)(s)(t)(x)	12.37	6.38	(12.11)	36.87	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86	0.84	0.83	0.83	0.83
Expenses after expense reductions	0.85	0.83	0.81	0.81	0.82
Net investment income (loss)	1.24	1.12	0.76	0.77	0.91
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$133,781	$237,042	$224,116	$273,949	$262,925

See Notes to Financial Statements
11

MFS International Growth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$39.05	$37.75	$45.93	$33.80	$32.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.48	$0.38	$0.39	$0.34
Net realized and unrealized gain (loss)	4.22	1.93	(5.51)	12.08	1.21
Total from investment operations	$4.80	$2.41	$(5.13)	$12.47	$1.55
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.45)	$(0.49)	$(0.34)	$(0.38)
From net realized gain	(0.55)	(0.66)	(2.56)	—	(0.18)
Total distributions declared to shareholders	$(1.17)	$(1.11)	$(3.05)	$(0.34)	$(0.56)
Net asset value, end of period (x)	$42.68	$39.05	$37.75	$45.93	$33.80
Total return (%) (r)(s)(t)(x)	12.50	6.53	(12.01)	37.00	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.72	0.71	0.72	0.74
Expenses after expense reductions	0.72	0.70	0.69	0.71	0.73
Net investment income (loss)	1.45	1.30	0.89	0.96	1.00
Portfolio turnover	13	17	12	23	17
Net assets at end of period (000 omitted)	$11,339,067	$9,798,848	$8,329,602	$9,597,724	$7,506,854
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Growth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after
13

MFS International Growth Fund
Notes to Financial Statements  - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$18,233,921	$2,777,773,284	$—	$2,796,007,205
Germany	310,226,215	1,423,528,848	—	1,733,755,063
Switzerland	1,137,152,438	550,601,540	—	1,687,753,978
Japan	153,214,101	1,377,992,441	—	1,531,206,542
United Kingdom	—	1,355,858,179	—	1,355,858,179
Canada	1,072,362,431	—	—	1,072,362,431
Netherlands	—	919,098,233	—	919,098,233
Taiwan	765,812,222	152,518,291	—	918,330,513
India	53,087,821	483,027,472	—	536,115,293
Other Countries	1,164,133,964	2,542,859,093	—	3,706,993,057
Mutual Funds	232,641,263	—	—	232,641,263
Total	$4,906,864,376	$11,583,257,381	$—	$16,490,121,757
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the
14

MFS International Growth Fund
Notes to Financial Statements  - continued
fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the year ended May 31, 2024,  the fund recorded reclaims for previously withheld foreign taxes from France and Spain of $30,988,660 and related interest of $2,517,115, which are included in “Tax reclaims” and “Interest” income, respectively, in the Statement of Operations. Professional fees associated with recovering these foreign taxes amounted to $4,887,983 and are included in “Miscellaneous” expense in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$255,093,827	$140,003,197
Long-term capital gains	175,401,587	216,007,482
Total distributions	$430,495,414	$356,010,679
15

MFS International Growth Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$12,206,680,329
Gross appreciation	5,167,107,479
Gross depreciation	(883,666,051)
Net unrealized appreciation (depreciation)	$4,283,441,428
Undistributed ordinary income	175,269,002
Undistributed long-term capital gain	88,819,041
Other temporary differences	(6,385,181)
Total distributable earnings (loss)	$4,541,144,290
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$17,238,013	$13,864,705
Class B	16,379	23,920
Class C	542,806	574,032
Class I	92,086,533	79,049,206
Class R1	176,572	151,707
Class R2	730,415	1,037,429
Class R3	7,763,605	4,166,824
Class R4	3,862,652	6,242,876
Class R6	308,078,439	250,899,980
Total	$430,495,414	$356,010,679
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $1,990,125, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,926 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
16

MFS International Growth Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,612,879
Class B	0.75%	0.25%	1.00%	1.00%	9,725
Class C	0.75%	0.25%	1.00%	1.00%	262,658
Class R1	0.75%	0.25%	1.00%	1.00%	76,525
Class R2	0.25%	0.25%	0.50%	0.50%	157,976
Class R3	—	0.25%	0.25%	0.25%	729,488
Total Distribution and Service Fees					$2,849,251
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $14, $1, and $12 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$3,464
Class B	48
Class C	3,153
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $181,349, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,338,075.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0040% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
17

MFS International Growth Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $2,258,347,266 and $1,916,107,634, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,783,914	$149,197,654	4,504,817	$166,583,891
Class B	1,368	48,815	496	17,215
Class C	86,553	3,090,081	97,601	3,242,887
Class I	22,519,808	1,020,562,269	32,566,074	1,354,125,285
Class R1	34,114	1,178,419	46,580	1,461,454
Class R2	273,823	9,659,654	417,278	13,556,114
Class R3	2,220,925	86,631,310	4,373,276	167,394,146
Class R4	1,066,201	42,679,510	2,851,626	106,448,088
Class R6	46,225,792	1,847,250,958	53,466,197	1,986,555,517
	76,212,498	$3,160,298,670	98,323,945	$3,799,384,597
Shares issued to shareholders in reinvestment of distributions
Class A	311,289	$12,317,712	266,869	$9,831,448
Class B	446	16,379	683	23,377
Class C	13,938	492,710	15,756	520,269
Class I	1,887,658	85,057,876	1,742,229	72,825,173
Class R1	5,149	176,572	4,728	151,707
Class R2	20,361	723,635	30,915	1,024,838
Class R3	198,253	7,763,605	114,191	4,166,824
Class R4	85,724	3,409,254	123,923	4,585,147
Class R6	7,221,019	287,035,502	6,396,422	236,603,642
	9,743,837	$396,993,245	8,695,716	$329,732,425
Shares reacquired
Class A	(5,172,234)	$(206,819,730)	(2,891,874)	$(106,033,271)
Class B	(13,468)	(493,997)	(14,325)	(483,478)
Class C	(221,028)	(7,898,886)	(221,462)	(7,201,560)
Class I	(20,687,421)	(937,414,437)	(29,723,143)	(1,219,905,266)
Class R1	(30,324)	(1,043,626)	(48,856)	(1,532,234)
Class R2	(761,019)	(26,935,706)	(400,770)	(13,374,756)
Class R3	(1,898,058)	(75,244,584)	(1,484,657)	(54,600,487)
Class R4	(4,090,187)	(165,819,559)	(2,841,076)	(105,190,267)
Class R6	(38,710,372)	(1,557,803,280)	(29,553,645)	(1,083,997,265)
	(71,584,111)	$(2,979,473,805)	(67,179,808)	$(2,592,318,584)
18

MFS International Growth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(1,077,031)	$(45,304,364)	1,879,812	$70,382,068
Class B	(11,654)	(428,803)	(13,146)	(442,886)
Class C	(120,537)	(4,316,095)	(108,105)	(3,438,404)
Class I	3,720,045	168,205,708	4,585,160	207,045,192
Class R1	8,939	311,365	2,452	80,927
Class R2	(466,835)	(16,552,417)	47,423	1,206,196
Class R3	521,120	19,150,331	3,002,810	116,960,483
Class R4	(2,938,262)	(119,730,795)	134,473	5,842,968
Class R6	14,736,439	576,483,180	30,308,974	1,139,161,894
	14,372,224	$577,818,110	39,839,853	$1,536,798,438
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 35% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $80,288 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$219,808,998	$2,045,393,733	$2,032,656,832	$50,862	$44,502	$232,641,263
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,495,851	$—
19

MFS International Growth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Growth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024
20

MFS International Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $203,328,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $317,613,239. The fund intends to pass through foreign tax credits of $1,026,068 for the fiscal year.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS International Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Airlines – 0.8%
Ryanair Holdings PLC, ADR	1,457,737	$ 177,319,129
Alcoholic Beverages – 3.1%
Diageo PLC	10,456,980	$ 352,683,412
Pernod Ricard S.A.	2,230,419	332,871,831
		$685,555,243
Apparel Manufacturers – 1.8%
Adidas AG	679,035	$ 170,760,188
Compagnie Financiere Richemont S.A.	792,118	127,227,101
LVMH Moet Hennessy Louis Vuitton SE	119,153	95,750,524
		$393,737,813
Automotive – 0.8%
Knorr-Bremse AG	2,197,905	$ 168,369,391
Brokerage & Asset Managers – 2.9%
Deutsche Boerse AG	2,085,768	$ 414,305,584
Euronext N.V.	2,403,295	236,931,127
		$651,236,711
Business Services – 3.8%
Experian PLC	6,850,735	$ 318,034,745
Intertek Group PLC	2,822,063	172,302,324
Nomura Research Institute Ltd.	5,978,854	160,351,451
SGS S.A.	1,902,116	178,076,532
		$828,765,052
Computer Software – 5.6%
Cadence Design Systems, Inc. (a)	2,064,287	$ 591,026,011
Dassault Systemes SE	2,840,942	115,699,088
NICE Systems Ltd., ADR (a)	717,914	131,787,473
SAP SE	2,239,334	403,488,772
		$1,242,001,344
Computer Software - Systems – 4.8%
Amadeus IT Group S.A.	3,990,335	$ 284,084,984
Cap Gemini S.A.	1,525,816	309,175,691
Samsung Electronics Co. Ltd.	8,720,105	467,119,675
		$1,060,380,350
Construction – 3.2%
Compagnie de Saint-Gobain S.A.	3,968,640	$ 351,712,040
CRH PLC	4,324,389	353,562,045
		$705,274,085
1

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.5%
Beiersdorf AG	1,204,192	$ 188,608,842
Haleon PLC	82,055,291	341,937,005
KOSE Corp.	470,700	31,067,726
L’Oréal S.A.	115,812	57,143,909
Lion Corp.	6,167,500	49,725,519
ROHTO Pharmaceutical Co. Ltd.	11,541,200	202,621,392
Svenska Cellulosa Aktiebolaget	7,751,914	118,647,682
		$989,752,075
Electrical Equipment – 7.9%
Legrand S.A.	5,205,049	$ 562,658,620
Mitsubishi Electric Corp.	20,701,600	359,363,927
Schneider Electric SE	2,956,586	740,104,139
Yokogawa Electric Corp.	3,197,600	82,297,812
		$1,744,424,498
Electronics – 6.2%
Analog Devices, Inc.	1,465,058	$ 343,541,451
ASML Holding N.V.	198,948	190,727,584
DISCO Corp.	106,000	41,700,144
Hirose Electric Co. Ltd.	1,520,500	169,196,897
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,082,378	616,602,373
		$1,361,768,449
Energy - Independent – 1.4%
Woodside Energy Group Ltd.	17,071,816	$ 316,247,290
Energy - Integrated – 5.3%
Aker BP ASA	8,021,656	$ 207,066,674
Galp Energia SGPS S.A., “B”	6,386,451	134,584,744
Petroleo Brasileiro S.A., ADR	8,124,447	120,323,060
TotalEnergies SE	9,595,507	700,589,912
		$1,162,564,390
Engineering - Construction – 0.5%
Taisei Corp.	2,899,700	$ 110,021,365
Food & Beverages – 2.8%
Chocoladefabriken Lindt & Sprungli AG	5,604	$ 65,271,834
Ezaki Glico Co. Ltd.	2,956,600	76,328,465
Novozymes A/S	2,214,824	131,646,435
Toyo Suisan Kaisha Ltd.	4,845,400	348,465,800
		$621,712,534
Food & Drug Stores – 0.2%
Ocado Group PLC (a)	8,265,139	$ 39,996,796
Insurance – 1.4%
Hiscox Ltd.	7,739,693	$ 113,669,030
Willis Towers Watson PLC	750,726	191,652,841
		$305,321,871
2

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.5%
M3, Inc.	11,955,400	$ 116,244,866
Machinery & Tools – 4.4%
Epiroc AB	7,700,449	$ 161,194,442
GEA Group AG	4,524,169	187,914,491
IMI PLC (h)	14,887,406	353,648,089
Schindler Holding AG	573,740	149,592,603
Spirax-Sarco Engineering PLC	1,048,087	119,507,951
		$971,857,576
Major Banks – 9.4%
Banco de Sabadell S.A.	82,859,739	$ 174,284,550
Bank of Ireland Group PLC	33,107,469	381,716,077
National Bank of Greece S.A (a)	6,360,097	55,070,136
NatWest Group PLC	131,791,050	533,472,672
Resona Holdings, Inc.	69,860,100	481,533,389
UBS Group AG	13,951,056	446,334,008
		$2,072,410,832
Medical Equipment – 5.2%
Agilent Technologies, Inc.	2,122,018	$ 276,732,367
Bruker BioSciences Corp.	2,708,902	177,460,170
EssilorLuxottica	1,399,748	313,171,376
Olympus Corp.	7,777,300	121,816,129
Shimadzu Corp.	10,331,500	267,912,881
		$1,157,092,923
Metals & Mining – 1.3%
Glencore PLC	47,975,364	$ 295,779,620
Other Banks & Diversified Financials – 7.4%
AIB Group PLC	90,587,256	$ 516,876,178
CaixaBank S.A.	82,894,455	477,690,993
Chiba Bank Ltd.	20,799,100	198,094,837
Hachijuni Bank Ltd.	3,539,000	24,649,426
Julius Baer Group Ltd.	2,203,109	132,386,450
Jyske Bank A.S.	994,557	82,121,213
Mebuki Financial Group, Inc.	26,689,070	107,547,310
North Pacific Bank Ltd.	4,916,800	18,375,017
Sydbank A.S.	1,546,592	82,553,604
		$1,640,295,028
Pharmaceuticals – 1.5%
Bayer AG	1,468,916	$ 45,068,962
Roche Holding AG	1,131,698	289,712,682
		$334,781,644
Precious Metals & Minerals – 4.7%
Agnico Eagle Mines Ltd.	2,787,035	$ 190,069,264
Franco-Nevada Corp.	5,000,031	615,176,784
Wheaton Precious Metals Corp.	4,142,097	226,866,386
		$1,032,112,434
3

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	2,081,632	$ 332,075,947
Real Estate – 0.9%
LEG Immobilien SE	441,842	$ 38,948,114
TAG Immobilien AG (a)	1,399,324	21,651,467
Vonovia SE, REIT	4,095,632	128,165,831
		$188,765,412
Specialty Chemicals – 2.3%
Croda International PLC	1,361,804	$ 79,739,676
Nitto Denko Corp.	1,091,300	83,789,737
Sika AG	566,829	171,786,331
Symrise AG	1,483,563	175,836,104
		$511,151,848
Specialty Stores – 0.3%
Zalando SE (a)	2,771,662	$ 73,522,202
Total Common Stocks (Identified Cost, $15,031,744,948)		$21,290,538,718
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $626,096,735)	626,135,378	$ 626,197,991
Other Assets, Less Liabilities – 0.8%		166,618,227
Net Assets – 100.0%		$22,083,354,936
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $979,846,080 and $20,936,890,629, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS International Intrinsic Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $14,832,863,261)	$20,936,890,629
Investments in affiliated issuers, at value (identified cost, $824,978,422)	979,846,080
Foreign currency, at value (identified cost, $19,378,073)	19,439,747
Receivables for
Investments sold	18,427,531
Fund shares sold	7,073,674
Dividends	156,442,734
Other assets	32,216
Total assets	$22,118,152,611
Liabilities
Payables for
Fund shares reacquired	$23,969,516
Payable to affiliates
Investment adviser	762,813
Administrative services fee	3,368
Shareholder servicing costs	2,252,387
Distribution and service fees	42,162
Payable for independent Trustees' compensation	13
Payable for IRS compliance fees for tax reclaims	4,685,955
Accrued expenses and other liabilities	3,081,461
Total liabilities	$34,797,675
Net assets	$22,083,354,936
Net assets consist of
Paid-in capital	$14,292,115,457
Total distributable earnings (loss)	7,791,239,479
Net assets	$22,083,354,936
Shares of beneficial interest outstanding	525,879,692
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,841,902,195	44,991,043	$40.94
Class B	1,187,769	31,239	38.02
Class C	20,443,884	583,639	35.03
Class I	6,723,488,189	152,119,453	44.20
Class R1	8,242,411	233,323	35.33
Class R2	125,613,555	3,421,331	36.71
Class R3	902,678,100	22,300,024	40.48
Class R4	557,082,417	13,540,910	41.14
Class R6	11,902,716,416	288,658,730	41.23
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $43.44 [100 / 94.25 x $40.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Intrinsic Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$536,516,359
Tax reclaims	55,622,547
Dividends from affiliated issuers	46,251,122
Interest	4,128,725
Income on securities loaned	297,013
Other	58,840
IRS compliance fees for tax reclaims	(4,685,955)
Foreign taxes withheld	(41,557,803)
Total investment income	$596,630,848
Expenses
Management fee	$139,514,521
Distribution and service fees	7,772,216
Shareholder servicing costs	11,110,063
Administrative services fee	615,703
Independent Trustees' compensation	136,671
Custodian fee	1,576,228
Shareholder communications	543,962
Audit and tax fees	119,083
Legal fees	117,497
Miscellaneous	7,809,434
Total expenses	$169,315,378
Reduction of expenses by investment adviser and distributor	(2,732,800)
Net expenses	$166,582,578
Net investment income (loss)	$430,048,270
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,745,644,423
Affiliated issuers	46,346,469
Foreign currency	662,114
Net realized gain (loss)	$1,792,653,006
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,476,730,530
Affiliated issuers	79,811,929
Translation of assets and liabilities in foreign currencies	(406,657)
Net unrealized gain (loss)	$1,556,135,802
Net realized and unrealized gain (loss)	$3,348,788,808
Change in net assets from operations	$3,778,837,078
See Notes to Financial Statements
6

MFS International Intrinsic Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$430,048,270	$281,303,743
Net realized gain (loss)	1,792,653,006	3,106,253,013
Net unrealized gain (loss)	1,556,135,802	(2,754,022,612)
Change in net assets from operations	$3,778,837,078	$633,534,144
Total distributions to shareholders	$(2,275,439,510)	$(2,677,004,803)
Change in net assets from fund share transactions	$(593,154,719)	$(1,305,337,635)
Total change in net assets	$910,242,849	$(3,348,808,294)
Net assets
At beginning of period	21,173,112,087	24,521,920,381
At end of period	$22,083,354,936	$21,173,112,087
See Notes to Financial Statements
7

MFS International Intrinsic Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.48	$42.44	$53.83	$44.47	$42.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.67	$0.39	$0.20	$0.32	$0.21
Net realized and unrealized gain (loss)	6.20	0.83	(7.57)	11.78	3.93
Total from investment operations	$6.87	$1.22	$(7.37)	$12.10	$4.14
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.30)	$(0.39)	$(0.21)	$(0.37)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.41)	$(5.18)	$(4.02)	$(2.74)	$(1.76)
Net asset value, end of period (x)	$40.94	$38.48	$42.44	$53.83	$44.47
Total return (%) (r)(s)(t)(x)	19.09	3.67	(15.10)	27.66	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.04	0.98	0.97	0.99
Expenses after expense reductions	1.05	1.03	0.96	0.96	0.98
Net investment income (loss)	1.72	1.00	0.40	0.63	0.48
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$1,841,902	$1,899,509	$2,345,833	$3,046,287	$2,651,120
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$35.69	$39.72	$50.76	$42.18	$39.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$(0.04)	$(0.25)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	5.81	0.89	(7.01)	11.19	3.72
Total from investment operations	$6.09	$0.85	$(7.26)	$11.11	$3.60
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$(0.15)	$—	$(0.02)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(3.76)	$(4.88)	$(3.78)	$(2.53)	$(1.41)
Net asset value, end of period (x)	$38.02	$35.69	$39.72	$50.76	$42.18
Total return (%) (r)(s)(t)(x)	18.16	2.91	(15.74)	26.75	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.79	1.72	1.72	1.74
Expenses after expense reductions	1.81	1.78	1.71	1.71	1.73
Net investment income (loss)	0.79	(0.10)	(0.52)	(0.16)	(0.29)
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$1,188	$2,313	$8,336	$19,911	$25,231

See Notes to Financial Statements
8

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$33.31	$37.41	$48.04	$40.04	$38.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$(0.04)	$(0.23)	$(0.09)	$(0.11)
Net realized and unrealized gain (loss)	5.37	0.82	(6.60)	10.62	3.54
Total from investment operations	$5.65	$0.78	$(6.83)	$10.53	$3.43
Less distributions declared to shareholders
From net investment income	$(0.20)	$—	$(0.17)	$—	$(0.05)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(3.93)	$(4.88)	$(3.80)	$(2.53)	$(1.44)
Net asset value, end of period (x)	$35.03	$33.31	$37.41	$48.04	$40.04
Total return (%) (r)(s)(t)(x)	18.19	2.90	(15.73)	26.73	9.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.79	1.73	1.72	1.74
Expenses after expense reductions	1.81	1.78	1.71	1.71	1.73
Net investment income (loss)	0.83	(0.10)	(0.50)	(0.19)	(0.27)
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$20,444	$33,852	$117,583	$264,432	$395,411
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$41.22	$45.09	$56.87	$46.83	$44.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.83	$0.51	$0.34	$0.47	$0.34
Net realized and unrealized gain (loss)	6.67	0.91	(8.04)	12.44	4.13
Total from investment operations	$7.50	$1.42	$(7.70)	$12.91	$4.47
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.41)	$(0.45)	$(0.34)	$(0.49)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.52)	$(5.29)	$(4.08)	$(2.87)	$(1.88)
Net asset value, end of period (x)	$44.20	$41.22	$45.09	$56.87	$46.83
Total return (%) (r)(s)(t)(x)	19.38	3.93	(14.89)	28.01	10.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.79	0.73	0.72	0.74
Expenses after expense reductions	0.80	0.78	0.71	0.71	0.73
Net investment income (loss)	1.99	1.23	0.63	0.89	0.74
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$6,723,488	$6,689,895	$8,888,439	$12,285,870	$10,468,862

See Notes to Financial Statements
9

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$33.77	$37.88	$48.67	$40.54	$38.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.11	$(0.17)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss)	5.38	0.68	(6.74)	10.72	3.58
Total from investment operations	$5.72	$0.79	$(6.91)	$10.66	$3.48
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.02)	$(0.25)	$—	$(0.06)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.16)	$(4.90)	$(3.88)	$(2.53)	$(1.45)
Net asset value, end of period (x)	$35.33	$33.77	$37.88	$48.67	$40.54
Total return (%) (r)(s)(t)(x)	18.22	2.89	(15.73)	26.72	9.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.79	1.73	1.72	1.74
Expenses after expense reductions	1.80	1.78	1.71	1.71	1.73
Net investment income (loss)	1.00	0.32	(0.37)	(0.12)	(0.25)
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$8,242	$8,149	$8,909	$11,648	$9,836
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$34.94	$39.03	$49.87	$41.36	$39.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.28	$0.06	$0.18	$0.09
Net realized and unrealized gain (loss)	5.57	0.72	(6.94)	10.95	3.67
Total from investment operations	$6.09	$1.00	$(6.88)	$11.13	$3.76
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.21)	$(0.33)	$(0.09)	$(0.26)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.32)	$(5.09)	$(3.96)	$(2.62)	$(1.65)
Net asset value, end of period (x)	$36.71	$34.94	$39.03	$49.87	$41.36
Total return (%) (r)(s)(t)(x)	18.75	3.42	(15.30)	27.36	9.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.31	1.29	1.23	1.22	1.24
Expenses after expense reductions	1.30	1.28	1.21	1.21	1.23
Net investment income (loss)	1.48	0.79	0.12	0.38	0.23
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$125,614	$132,772	$153,967	$224,998	$219,474

See Notes to Financial Statements
10

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.07	$42.06	$53.38	$44.11	$41.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.66	$0.41	$0.20	$0.31	$0.21
Net realized and unrealized gain (loss)	6.13	0.79	(7.49)	11.70	3.89
Total from investment operations	$6.79	$1.20	$(7.29)	$12.01	$4.10
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.31)	$(0.40)	$(0.21)	$(0.38)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.38)	$(5.19)	$(4.03)	$(2.74)	$(1.77)
Net asset value, end of period (x)	$40.48	$38.07	$42.06	$53.38	$44.11
Total return (%) (r)(s)(t)(x)	19.09	3.66	(15.09)	27.68	9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.04	0.98	0.97	0.99
Expenses after expense reductions	1.06	1.03	0.96	0.96	0.98
Net investment income (loss)	1.71	1.07	0.39	0.62	0.49
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$902,678	$977,368	$1,034,115	$1,383,344	$1,320,257
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.66	$42.63	$53.98	$44.58	$42.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.77	$0.48	$0.32	$0.45	$0.33
Net realized and unrealized gain (loss)	6.23	0.84	(7.59)	11.82	3.93
Total from investment operations	$7.00	$1.32	$(7.27)	$12.27	$4.26
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.41)	$(0.45)	$(0.34)	$(0.49)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.52)	$(5.29)	$(4.08)	$(2.87)	$(1.88)
Net asset value, end of period (x)	$41.14	$38.66	$42.63	$53.98	$44.58
Total return (%) (r)(s)(t)(x)	19.38	3.94	(14.89)	27.99	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.79	0.73	0.72	0.74
Expenses after expense reductions	0.80	0.78	0.71	0.71	0.73
Net investment income (loss)	1.96	1.22	0.61	0.88	0.75
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$557,082	$622,734	$781,557	$1,183,942	$1,019,909

See Notes to Financial Statements
11

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$38.75	$42.72	$54.06	$44.63	$42.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.83	$0.57	$0.40	$0.51	$0.37
Net realized and unrealized gain (loss)	6.22	0.80	(7.63)	11.84	3.94
Total from investment operations	$7.05	$1.37	$(7.23)	$12.35	$4.31
Less distributions declared to shareholders
From net investment income	$(0.84)	$(0.46)	$(0.48)	$(0.39)	$(0.53)
From net realized gain	(3.73)	(4.88)	(3.63)	(2.53)	(1.39)
Total distributions declared to shareholders	$(4.57)	$(5.34)	$(4.11)	$(2.92)	$(1.92)
Net asset value, end of period (x)	$41.23	$38.75	$42.72	$54.06	$44.63
Total return (%) (r)(s)(t)(x)	19.48	4.07	(14.81)	28.15	10.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.68	0.62	0.62	0.63
Expenses after expense reductions	0.69	0.67	0.60	0.61	0.62
Net investment income (loss)	2.12	1.45	0.78	1.01	0.85
Portfolio turnover	12	19	10	7	7
Net assets at end of period (000 omitted)	$11,902,716	$10,806,520	$11,183,181	$13,585,886	$11,561,818
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Intrinsic Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
13

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$3,815,808,257	$—	$3,815,808,257
United Kingdom	353,562,045	2,720,771,320	—	3,074,333,365
Japan	1,778,598,961	1,272,505,129	—	3,051,104,090
Germany	605,492,305	1,411,147,643	—	2,016,639,948
United States	1,580,412,840	—	—	1,580,412,840
Switzerland	354,984,516	1,205,403,025	—	1,560,387,541
Ireland	177,319,129	898,592,255	—	1,075,911,384
Canada	1,032,112,434	—	—	1,032,112,434
Spain	174,284,550	761,775,977	—	936,060,527
Other Countries	1,055,429,477	2,092,338,855	—	3,147,768,332
Mutual Funds	626,197,991	—	—	626,197,991
Total	$7,738,394,248	$14,178,342,461	$—	$21,916,736,709
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2024, there were no securities on loan or collateral outstanding.
14

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the year ended May 31, 2024,  the fund recorded reclaims for previously withheld foreign taxes from Finland, France, and Spain of $55,622,547 and related interest of $4,030,263, which are included in “Tax reclaims” and “Interest” income, respectively, in the Statement of Operations. Professional fees associated with recovering these foreign taxes amounted to $7,110,821 and are included in “Miscellaneous” expense in the Statement of Operations.
In the event that certain EU tax reclaims received by the fund during a fiscal year exceed the foreign withholding taxes paid by the fund in that same fiscal year, and the fund previously passed foreign tax credits on to their shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) to pay the associated tax liability on behalf of the fund’s shareholders. During the year ended May 31, 2024, the fund received EU tax reclaims in excess of the foreign taxes withheld during the year. The fund will enter into a closing agreement with the IRS to pay the associated tax liability. The related IRS fees are estimated through the year ended May 31, 2024 and are included in “IRS compliance fees for tax reclaims” on the Statement of Operations. At May 31, 2024, the fund has a U.S. tax liability “Payable for IRS compliance fees for tax reclaims” reflected on the Statement of Assets and Liabilities amounting to $4,685,955.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, non-deductible IRS compliance fees for tax reclaims, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
15

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$401,184,634	$210,000,377
Long-term capital gains	1,874,254,876	2,467,004,426
Total distributions	$2,275,439,510	$2,677,004,803
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$15,683,184,496
Gross appreciation	7,225,190,545
Gross depreciation	(991,638,332)
Net unrealized appreciation (depreciation)	$6,233,552,213
Undistributed ordinary income	327,801,751
Undistributed long-term capital gain	1,227,063,365
Other temporary differences	2,822,150
Total distributable earnings (loss)	$7,791,239,479
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$194,579,439	$250,141,889
Class B	149,837	741,849
Class C	2,809,790	10,379,415
Class I	670,949,652	850,925,336
Class R1	915,815	1,067,280
Class R2	14,232,852	18,790,693
Class R3	83,620,241	124,224,318
Class R4	66,883,726	89,717,095
Class R6	1,241,298,158	1,331,016,928
Total	$2,275,439,510	$2,677,004,803
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
16

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $2,732,306, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,921 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,577,446
Class B	0.75%	0.25%	1.00%	1.00%	16,890
Class C	0.75%	0.25%	1.00%	1.00%	265,309
Class R1	0.75%	0.25%	1.00%	1.00%	79,666
Class R2	0.25%	0.25%	0.50%	0.50%	625,294
Class R3	—	0.25%	0.25%	0.25%	2,207,611
Total Distribution and Service Fees					$7,772,216
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $194 and $300 for Class A and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$181
Class B	743
Class C	707
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $145,612, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,964,451.
17

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0029% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended May 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $10,917,621. The sales transactions resulted in net realized gains (losses) of $7,816,971.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $2,509,500,851 and $4,926,380,948, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,156,370	$237,226,544	13,274,910	$504,319,325
Class B	1,036	35,849	1,729	58,270
Class C	18,947	631,703	24,121	806,356
Class I	16,519,782	687,209,969	19,747,889	804,023,747
Class R1	26,362	889,180	29,533	1,010,493
Class R2	404,140	14,245,013	539,797	19,124,041
Class R3	4,992,430	195,595,262	4,447,231	169,949,070
Class R4	2,403,877	93,929,826	3,482,316	134,984,438
Class R6	22,613,585	884,669,944	24,791,219	957,292,755
	53,136,529	$2,114,433,290	66,338,745	$2,591,568,495
Shares issued to shareholders in reinvestment of distributions
Class A	4,425,137	$163,508,817	6,031,312	$217,850,991
Class B	4,281	147,387	19,600	658,950
Class C	85,811	2,721,915	324,856	10,193,970
Class I	15,127,236	602,669,078	19,793,303	764,813,222
Class R1	28,628	915,815	33,552	1,067,280
Class R2	427,844	14,191,597	570,926	18,743,509
Class R3	2,289,084	83,620,241	3,476,751	124,224,318
Class R4	1,588,648	58,922,953	2,141,473	77,606,998
Class R6	32,114,333	1,193,047,471	35,244,961	1,279,392,088
	56,091,002	$2,119,745,274	67,636,734	$2,494,551,326
18

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,948,857)	$(577,739,346)	(25,222,219)	$(962,732,107)
Class B	(38,879)	(1,415,052)	(166,406)	(5,994,846)
Class C	(537,375)	(17,996,022)	(2,476,103)	(83,280,740)
Class I	(41,825,004)	(1,749,061,014)	(74,388,009)	(3,066,817,687)
Class R1	(62,933)	(2,109,279)	(57,011)	(1,941,099)
Class R2	(1,211,113)	(42,827,348)	(1,255,606)	(44,254,079)
Class R3	(10,653,036)	(406,323,224)	(6,841,682)	(259,542,613)
Class R4	(6,559,062)	(260,552,802)	(7,848,495)	(297,563,127)
Class R6	(44,973,291)	(1,769,309,196)	(42,903,713)	(1,669,331,158)
	(120,809,550)	$(4,827,333,283)	(161,159,244)	$(6,391,457,456)
Net change
Class A	(4,367,350)	$(177,003,985)	(5,915,997)	$(240,561,791)
Class B	(33,562)	(1,231,816)	(145,077)	(5,277,626)
Class C	(432,617)	(14,642,404)	(2,127,126)	(72,280,414)
Class I	(10,177,986)	(459,181,967)	(34,846,817)	(1,497,980,718)
Class R1	(7,943)	(304,284)	6,074	136,674
Class R2	(379,129)	(14,390,738)	(144,883)	(6,386,529)
Class R3	(3,371,522)	(127,107,721)	1,082,300	34,630,775
Class R4	(2,566,537)	(107,700,023)	(2,224,706)	(84,971,691)
Class R6	9,754,627	308,408,219	17,132,467	567,353,685
	(11,582,019)	$(593,154,719)	(27,183,765)	$(1,305,337,635)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 26% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $111,469 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd. *	$314,452,912	$—	$91,888,690	$(6,058,987)	$(47,308,338)	$—
IMI PLC	325,056,485	—	31,902,969	8,072,296	52,422,277	$353,648,089
MFS Institutional Money Market Portfolio	662,348,862	2,613,843,362	2,650,144,838	61,325	89,280	626,197,991
ROHTO Pharmaceutical Co. Ltd. *	277,620,657	—	37,669,877	16,407,168	(53,736,556)	—
Toyo Suisan Kaisha Ltd. *	265,337,355	—	73,081,488	27,864,667	128,345,266	—
	$1,844,816,271	$2,613,843,362	$2,884,687,862	$46,346,469	$79,811,929	$979,846,080
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd. *	$5,005,580	$—
IMI PLC	5,572,188	—
MFS Institutional Money Market Portfolio	28,085,134	—
ROHTO Pharmaceutical Co. Ltd. *	1,925,009	—
Toyo Suisan Kaisha Ltd. *	5,663,211	—
	$46,251,122	$—
*	Held at period end. No longer considered an affiliated issuer.
20

MFS International Intrinsic Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Intrinsic Value Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Intrinsic Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024
21

MFS International Intrinsic Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $2,217,867,000 as capital gain dividends paid during the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Airlines – 0.2%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,133,866	$ 11,574,903
Alcoholic Beverages – 3.9%
Ambev S.A., ADR	35,989,287	$ 79,896,217
China Resources Beer Holdings Co. Ltd.	10,420,000	41,932,749
Kweichow Moutai Co. Ltd., “A”	493,909	112,515,796
Wuliangye Yibin Co. Ltd., “A”	3,053,118	61,941,344
		$296,286,106
Automotive – 2.9%
BYD Co. Ltd.	2,041,000	$ 57,408,506
Hero MotoCorp Ltd.	704,898	43,233,997
Mahindra & Mahindra Ltd.	2,752,818	82,927,877
Maruti Suzuki India Ltd.	262,679	39,152,596
		$222,722,976
Biotechnology – 0.6%
Hugel, Inc. (a)	331,289	$ 45,701,635
Brokerage & Asset Managers – 0.5%
B3 S.A. - Brasil Bolsa Balcao	19,742,200	$ 40,229,587
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$40,229,587
Business Services – 4.6%
Infosys Ltd.	9,784,469	$ 164,916,297
Tata Consultancy Services Ltd.	3,053,565	134,805,226
Tech Mahindra Ltd.	3,028,949	44,577,173
		$344,298,696
Chemicals – 1.2%
UPL Ltd.	14,432,612	$ 88,363,004
Computer Software – 0.9%
Kingsoft Corp.	22,106,200	$ 71,007,659
Computer Software - Systems – 7.5%
Hon Hai Precision Industry Co. Ltd.	24,597,000	$ 130,600,852
Samsung Electronics Co. Ltd.	8,090,879	433,413,218
		$564,014,070
Conglomerates – 1.0%
LG Corp.	1,321,747	$ 77,473,162
1

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.2%
Anhui Conch Cement Co. Ltd.	16,356,000	$ 40,448,703
Beijing New Building Materials PLC, “A”	11,782,094	52,639,968
Gree Electric Appliances, Inc., “A”	15,392,539	86,482,101
Midea Group Co. Ltd., “A”	6,858,008	61,309,304
Techtronic Industries Co. Ltd.	5,305,000	65,421,925
Zhejiang Supor Co. Ltd., “A”	1,483,652	10,869,328
		$317,171,329
Electronics – 10.9%
ASE Technology Holding Co. Ltd	19,659,000	$ 94,967,858
SK Square Co. Ltd. (a)	207,742	11,775,708
Taiwan Semiconductor Manufacturing Co. Ltd.	28,425,695	717,450,404
		$824,193,970
Energy - Independent – 0.9%
Reliance Industries Ltd.	1,882,416	$ 64,664,459
Energy - Integrated – 3.6%
Galp Energia SGPS S.A., “B”	4,860,417	$ 102,425,898
LUKOIL PJSC (a)(u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	6,167,009	95,896,990
Petroleo Brasileiro S.A., ADR	3,152,753	46,692,272
Petronet LNG Ltd. (a)	8,475,357	30,320,358
		$275,335,518
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	1,134,394	$ 47,734,937
Food & Beverages – 3.2%
Gruma S.A.B. de C.V.	2,965,254	$ 57,552,126
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	30,455,627	119,022,474
Orion Corp.	1,011,719	67,007,065
		$243,581,665
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	1,891,952	$ 28,237,844
Forest & Paper Products – 0.5%
Suzano S.A.	3,697,000	$ 34,288,198
Insurance – 5.6%
AIA Group Ltd.	7,416,800	$ 57,646,894
DB Insurance Co. Ltd.	1,001,318	75,332,755
Hyundai Marine & Fire Insurance Co. Ltd.	2,639,062	62,782,793
Ping An Insurance Co. of China Ltd., “H”	24,232,500	123,318,097
Samsung Fire & Marine Insurance Co. Ltd.	417,417	106,008,528
		$425,089,067
2

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.0%
Baidu, Inc., ADR (a)	179,049	$ 17,403,563
MakeMyTrip Ltd. (a)	362,116	27,372,348
NAVER Corp.	247,967	30,482,094
		$75,258,005
Leisure & Toys – 7.1%
NetEase, Inc., ADR	1,144,757	$ 101,917,716
Tencent Holdings Ltd.	9,328,100	432,728,154
		$534,645,870
Machinery & Tools – 1.6%
Delta Electronics, Inc.	11,908,000	$ 119,203,715
Major Banks – 3.5%
Banco Bradesco S.A., ADR	29,428,655	$ 72,394,491
Bandhan Bank Ltd.	16,777,363	37,847,492
Erste Group Bank AG	2,023,147	99,404,844
Nedbank Group Ltd.	4,383,878	53,320,652
		$262,967,479
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)	330,082	$ 2,551,534
Metals & Mining – 3.4%
Industries Qatar Q.P.S.C.	14,588,961	$ 46,279,182
PT United Tractors Tbk	60,286,300	81,896,620
Vale S.A., ADR	10,747,948	129,512,773
		$257,688,575
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	12,440,600	$ 43,329,359
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	4,670,000	$ 4,620,832
GDS Holdings Ltd., ADR (a)(l)	1,529,926	12,270,007
		$16,890,839
Oil Services – 0.5%
Samsung Engineering Co. Ltd. (a)	2,353,345	$ 39,773,409
Other Banks & Diversified Financials – 12.5%
Bangkok Bank Public Co. Ltd.	18,127,200	$ 67,502,756
Bank Negara Indonesia PT	302,533,900	81,916,871
China Construction Bank Corp.	193,334,490	137,350,825
China Merchants Bank Co. Ltd.	8,972,500	40,172,479
Credicorp Ltd.	584,943	96,702,777
Emirates NBD Bank PJSC	10,638,504	45,038,520
Grupo Financiero Banorte S.A. de C.V.	3,669,859	34,904,379
HDFC Bank Ltd.	7,047,945	129,155,437
IndusInd Bank Ltd.	2,130,306	37,429,836
KB Financial Group, Inc.	1,966,268	112,759,871
Kotak Mahindra Bank Ltd.	5,776,146	117,055,659
Sberbank of Russia PJSC (a)(u)	50,760,059	0
3

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Tisco Financial Group PCL	17,083,500	$ 45,390,381
		$945,379,791
Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B”	16,292,408	$ 17,063,984
Precious Metals & Minerals – 1.1%
Gold Fields Ltd., ADR	5,061,273	$ 79,715,050
Real Estate – 2.2%
Emaar Properties PJSC	43,594,550	$ 90,914,704
ESR Group Ltd.	14,154,800	19,971,108
Hang Lung Properties Ltd.	30,861,000	28,305,856
SM Investments Corp.	1,569,980	23,340,441
		$162,532,109
Restaurants – 1.0%
Yum China Holdings, Inc.	2,043,462	$ 73,074,201
Specialty Chemicals – 0.2%
Saudi Basic Industries Corp.	786,404	$ 15,934,813
Specialty Stores – 5.2%
Alibaba Group Holding Ltd.	23,185,248	$ 226,926,777
Multiplan Empreendimentos Imobiliarios S.A.	4,519,494	19,538,082
Vipshop Holdings Ltd., ADR	3,504,549	56,318,102
Walmart de Mexico S.A.B. de C.V.	24,672,410	92,762,387
		$395,545,348
Telecommunications - Wireless – 1.9%
Advanced Info Service Public Co. Ltd.	6,648,300	$ 37,045,434
Etihad Etisalat Co.	4,107,491	51,197,164
PT Telekom Indonesia	327,736,500	58,488,360
		$146,730,958
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	3,537,724	$ 51,590,857
Tobacco – 1.4%
British American Tobacco PLC	1,697,135	$ 52,448,155
ITC Ltd.	9,822,613	50,183,187
		$102,631,342
Total Common Stocks (Identified Cost, $6,777,579,396)		$7,364,476,023
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $155,732,471)	155,728,282	$ 155,743,854
4

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j) (Identified Cost, $4,696,725)	4,696,725	$ 4,696,725
Other Assets, Less Liabilities – 0.3%		23,718,442
Net Assets – 100.0%		$7,548,635,044
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $155,743,854 and $7,369,172,748, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
5

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value, including $4,565,786 of securities on loan (identified cost, $6,782,276,121)	$7,369,172,748
Investments in affiliated issuers, at value (identified cost, $155,732,471)	155,743,854
Foreign currency, at value (identified cost, $5,430,503)	5,431,089
Receivables for
Fund shares sold	3,024,056
Interest and dividends	28,027,730
Other assets	11,979
Total assets	$7,561,411,456
Liabilities
Payable to custodian	$22
Payables for
Fund shares reacquired	591,615
Collateral for securities loaned, at value	4,696,725
Payable to affiliates
Investment adviser	79,263
Administrative services fee	3,368
Shareholder servicing costs	106,507
Distribution and service fees	2,550
Payable for independent Trustees' compensation	14
Deferred foreign capital gains tax expense payable	5,948,506
Accrued expenses and other liabilities	1,347,842
Total liabilities	$12,776,412
Net assets	$7,548,635,044
Net assets consist of
Paid-in capital	$7,911,474,364
Total distributable earnings (loss)	(362,839,320)
Net assets	$7,548,635,044
Shares of beneficial interest outstanding	226,640,636
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$164,392,062	5,219,311	$31.50
Class B	420,867	14,561	28.90
Class C	2,887,099	102,727	28.10
Class I	100,205,884	3,005,602	33.34
Class R1	519,118	18,730	27.72
Class R2	2,249,696	78,861	28.53
Class R3	1,660,698	52,778	31.47
Class R4	5,670,230	180,800	31.36
Class R6	7,270,629,390	217,967,266	33.36
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.42 [100 / 94.25 x $31.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$269,729,145
Dividends from affiliated issuers	6,716,813
Other	985,636
Income on securities loaned	143,497
Interest	2,679
Foreign taxes withheld	(28,805,262)
Total investment income	$248,772,508
Expenses
Management fee	$64,783,058
Distribution and service fees	463,838
Shareholder servicing costs	562,112
Administrative services fee	615,703
Independent Trustees' compensation	121,731
Custodian fee	2,843,928
Shareholder communications	116,977
Audit and tax fees	131,117
Legal fees	40,298
Miscellaneous	385,947
Total expenses	$70,064,709
Reduction of expenses by investment adviser and distributor	(3,519,676)
Net expenses	$66,545,033
Net investment income (loss)	$182,227,475
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $9,215,266 foreign capital gains tax)	$(216,456,256)
Affiliated issuers	(13,874,595)
Foreign currency	(3,344,762)
Net realized gain (loss)	$(233,675,613)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $2,152,638 decrease in deferred foreign capital gains tax)	$801,884,324
Affiliated issuers	45,123,012
Translation of assets and liabilities in foreign currencies	(99,894)
Net unrealized gain (loss)	$846,907,442
Net realized and unrealized gain (loss)	$613,231,829
Change in net assets from operations	$795,459,304
See Notes to Financial Statements
7

MFS Emerging Markets Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$182,227,475	$166,653,217
Net realized gain (loss)	(233,675,613)	(336,935,435)
Net unrealized gain (loss)	846,907,442	(49,061,418)
Change in net assets from operations	$795,459,304	$(219,343,636)
Total distributions to shareholders	$(195,005,589)	$(84,500,407)
Change in net assets from fund share transactions	$43,328,238	$406,972,932
Total change in net assets	$643,781,953	$103,128,889
Net assets
At beginning of period	6,904,853,091	6,801,724,202
At end of period	$7,548,635,044	$6,904,853,091
See Notes to Financial Statements
8

MFS Emerging Markets Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.10	$30.53	$41.38	$28.13	$31.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.62	$0.49	$0.33	$0.58
Net realized and unrealized gain (loss)	2.51	(1.77)	(10.64)	13.12	(3.50)
Total from investment operations	$3.15	$(1.15)	$(10.15)	$13.45	$(2.92)
Less distributions declared to shareholders
From net investment income	$(0.75)	$(0.28)	$(0.70)	$(0.20)	$(0.58)
Net asset value, end of period (x)	$31.50	$29.10	$30.53	$41.38	$28.13
Total return (%) (r)(s)(t)(x)	10.99	(3.75)	(24.78)	47.89	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.36	1.38	1.35	1.34	1.39
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.30
Net investment income (loss)	2.11	2.18	1.38	0.89	1.82
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$164,392	$157,909	$168,750	$204,557	$118,726
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$26.70	$27.95	$37.84	$25.78	$29.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.36	$0.20	$0.05	$0.35
Net realized and unrealized gain (loss)	2.31	(1.61)	(9.73)	12.01	(3.26)
Total from investment operations	$2.68	$(1.25)	$(9.53)	$12.06	$(2.91)
Less distributions declared to shareholders
From net investment income	$(0.48)	$—	$(0.36)	$—	$(0.32)
Net asset value, end of period (x)	$28.90	$26.70	$27.95	$37.84	$25.78
Total return (%) (r)(s)(t)(x)	10.14	(4.47)	(25.33)	46.78	(10.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.11	2.13	2.09	2.09	2.13
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.34	1.40	0.59	0.16	1.19
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$421	$673	$1,166	$2,396	$2,393

See Notes to Financial Statements
9

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$26.00	$27.23	$36.91	$25.15	$28.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.35	$0.20	$0.06	$0.33
Net realized and unrealized gain (loss)	2.23	(1.56)	(9.49)	11.70	(3.17)
Total from investment operations	$2.60	$(1.21)	$(9.29)	$11.76	$(2.84)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.02)	$(0.39)	$—	$(0.34)
Net asset value, end of period (x)	$28.10	$26.00	$27.23	$36.91	$25.15
Total return (%) (r)(s)(t)(x)	10.11	(4.45)	(25.33)	46.76	(10.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.11	2.13	2.09	2.09	2.13
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.37	1.39	0.62	0.18	1.16
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$2,887	$3,702	$5,427	$10,467	$10,082
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$30.75	$32.24	$43.63	$29.64	$33.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.75	$0.74	$0.60	$0.43	$0.66
Net realized and unrealized gain (loss)	2.66	(1.88)	(11.21)	13.84	(3.65)
Total from investment operations	$3.41	$(1.14)	$(10.61)	$14.27	$(2.99)
Less distributions declared to shareholders
From net investment income	$(0.82)	$(0.35)	$(0.78)	$(0.28)	$(0.66)
Net asset value, end of period (x)	$33.34	$30.75	$32.24	$43.63	$29.64
Total return (%) (r)(s)(t)(x)	11.27	(3.51)	(24.59)	48.24	(9.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11	1.13	1.09	1.09	1.15
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	2.35	2.44	1.59	1.11	1.98
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$100,206	$95,629	$93,329	$168,061	$94,350

See Notes to Financial Statements
10

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$25.42	$26.70	$36.41	$24.80	$27.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.35	$0.16	$0.05	$0.30
Net realized and unrealized gain (loss)	2.05	(1.54)	(9.30)	11.56	(3.09)
Total from investment operations	$2.57	$(1.19)	$(9.14)	$11.61	$(2.79)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.09)	$(0.57)	$—	$(0.38)
Net asset value, end of period (x)	$27.72	$25.42	$26.70	$36.41	$24.80
Total return (%) (r)(s)(t)(x)	10.17	(4.47)	(25.33)	46.81	(10.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.11	2.13	2.10	2.09	2.14
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.94	1.42	0.53	0.16	1.08
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$519	$1,296	$1,414	$725	$1,742
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$26.44	$27.77	$37.68	$25.64	$28.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.50	$0.36	$0.22	$0.49
Net realized and unrealized gain (loss)	2.29	(1.61)	(9.68)	11.94	(3.22)
Total from investment operations	$2.79	$(1.11)	$(9.32)	$12.16	$(2.73)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.22)	$(0.59)	$(0.12)	$(0.50)
Net asset value, end of period (x)	$28.53	$26.44	$27.77	$37.68	$25.64
Total return (%) (r)(s)(t)(x)	10.71	(3.99)	(24.96)	47.47	(9.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.61	1.63	1.59	1.59	1.63
Expenses after expense reductions	1.56	1.56	1.56	1.56	1.56
Net investment income (loss)	1.83	1.92	1.11	0.67	1.68
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$2,250	$2,028	$2,427	$4,227	$3,431

See Notes to Financial Statements
11

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$29.08	$30.51	$41.17	$27.95	$31.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.63	$0.56	$0.41	$0.51
Net realized and unrealized gain (loss)	2.51	(1.78)	(10.69)	12.96	(3.41)
Total from investment operations	$3.15	$(1.15)	$(10.13)	$13.37	$(2.90)
Less distributions declared to shareholders
From net investment income	$(0.76)	$(0.28)	$(0.53)	$(0.15)	$(0.62)
Net asset value, end of period (x)	$31.47	$29.08	$30.51	$41.17	$27.95
Total return (%) (r)(s)(t)(x)	11.01	(3.75)	(24.78)	47.89	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.36	1.38	1.34	1.34	1.39
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	2.11	2.20	1.52	1.13	1.64
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$1,661	$1,286	$1,406	$5,103	$6,246
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$28.98	$30.43	$41.24	$28.03	$31.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.73	$0.70	$0.60	$0.43	$0.81
Net realized and unrealized gain (loss)	2.48	(1.78)	(10.62)	13.06	(3.63)
Total from investment operations	$3.21	$(1.08)	$(10.02)	$13.49	$(2.82)
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.37)	$(0.79)	$(0.28)	$(0.62)
Net asset value, end of period (x)	$31.36	$28.98	$30.43	$41.24	$28.03
Total return (%) (r)(s)(t)(x)	11.27	(3.53)	(24.57)	48.20	(9.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11	1.13	1.10	1.09	1.13
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	2.41	2.46	1.70	1.20	2.54
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$5,670	$4,138	$3,264	$3,037	$2,673

See Notes to Financial Statements
12

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$30.77	$32.26	$43.67	$29.66	$33.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.81	$0.79	$0.66	$0.47	$0.70
Net realized and unrealized gain (loss)	2.66	(1.88)	(11.24)	13.86	(3.64)
Total from investment operations	$3.47	$(1.09)	$(10.58)	$14.33	$(2.94)
Less distributions declared to shareholders
From net investment income	$(0.88)	$(0.40)	$(0.83)	$(0.32)	$(0.70)
Net asset value, end of period (x)	$33.36	$30.77	$32.26	$43.67	$29.66
Total return (%) (r)(s)(t)(x)	11.45	(3.34)	(24.49)	48.43	(9.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.97	0.95	0.98	1.03
Expenses after expense reductions	0.90	0.90	0.92	0.95	0.95
Net investment income (loss)	2.52	2.62	1.76	1.20	2.10
Portfolio turnover	34	36	38	37	32
Net assets at end of period (000 omitted)	$7,270,629	$6,638,192	$6,524,541	$7,034,144	$3,336,889
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Emerging Markets Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after
14

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$581,667,033	$1,405,892,545	$—	$1,987,559,578
South Korea	295,724,074	814,521,101	—	1,110,245,175
India	368,130,494	723,874,452	—	1,092,004,946
Taiwan	130,600,852	931,621,977	—	1,062,222,829
Brazil	518,448,610	—	—	518,448,610
Indonesia	222,301,851	—	—	222,301,851
Mexico	213,857,779	—	—	213,857,779
Hong Kong	—	171,345,783	—	171,345,783
Thailand	104,548,190	45,390,381	—	149,938,571
Other Countries	554,034,160	282,516,741	0	836,550,901
Mutual Funds	160,440,579	—	—	160,440,579
Total	$3,149,753,622	$4,375,162,980	$0	$7,524,916,602
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2024, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at May 31, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period
15

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,565,786.  The fair value of the fund's investment securities on loan and a related liability of $4,696,725 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$195,005,589	$84,500,407
16

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$7,129,976,406
Gross appreciation	1,365,045,223
Gross depreciation	(970,105,027)
Net unrealized appreciation (depreciation)	$394,940,196
Undistributed ordinary income	89,827,132
Capital loss carryforwards	(839,805,585)
Other temporary differences	(7,801,063)
Total distributable earnings (loss)	$(362,839,320)
As of May 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(87,512,882)
Long-Term	(752,292,703)
Total	$(839,805,585)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$3,951,591	$1,488,810
Class B	9,297	—
Class C	57,336	2,881
Class I	2,449,314	1,014,675
Class R1	4,843	4,210
Class R2	55,841	18,291
Class R3	37,325	11,900
Class R4	127,002	51,534
Class R6	188,313,040	81,908,106
Total	$195,005,589	$84,500,407
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
17

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $932,857, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.88% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the year ended May 31, 2024, this reduction amounted to $2,586,778, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31,486 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 404,680
Class B	0.75%	0.25%	1.00%	1.00%	5,545
Class C	0.75%	0.25%	1.00%	1.00%	32,711
Class R1	0.75%	0.25%	1.00%	1.00%	6,121
Class R2	0.25%	0.25%	0.50%	0.50%	11,083
Class R3	—	0.25%	0.25%	0.25%	3,698
Total Distribution and Service Fees					$463,838
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $40 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$4,064
Class B	186
Class C	846
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $82,089, which
18

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $480,023.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0085% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2024, this reimbursement amounted to $984,015, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $2,383,758,500 and $2,432,382,026, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	739,470	$22,319,529	1,116,192	$31,586,724
Class B	—	—	47	1,236
Class C	15,074	409,668	17,092	443,639
Class I	1,050,979	33,135,098	1,596,262	48,699,126
Class R1	3,181	84,455	6,926	174,653
Class R2	26,465	733,505	13,923	362,690
Class R3	11,491	346,695	9,392	267,227
Class R4	56,262	1,685,364	88,076	2,424,825
Class R6	17,962,781	573,976,606	34,564,768	1,031,265,983
	19,865,703	$632,690,920	37,412,678	$1,115,226,103
19

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	131,462	$3,895,108	51,966	$1,467,510
Class B	341	9,297	—	—
Class C	1,993	52,870	107	2,710
Class I	73,657	2,307,660	31,705	945,138
Class R1	185	4,843	170	4,210
Class R2	2,054	55,202	704	18,096
Class R3	1,261	37,325	422	11,900
Class R4	4,310	127,002	1,834	51,534
Class R6	6,011,617	188,283,848	2,747,172	81,893,191
	6,226,880	$194,773,155	2,834,080	$84,394,289
Shares reacquired
Class A	(1,078,187)	$(32,596,738)	(1,269,057)	$(35,587,500)
Class B	(10,996)	(304,838)	(16,562)	(425,997)
Class C	(56,767)	(1,532,744)	(74,066)	(1,867,043)
Class I	(1,228,601)	(39,545,287)	(1,412,925)	(41,605,263)
Class R1	(35,609)	(962,943)	(9,102)	(220,402)
Class R2	(26,376)	(726,693)	(25,307)	(662,203)
Class R3	(4,195)	(127,802)	(11,677)	(332,283)
Class R4	(22,535)	(680,007)	(54,401)	(1,536,328)
Class R6	(21,737,746)	(707,658,785)	(23,799,936)	(710,410,441)
	(24,201,012)	$(784,135,837)	(26,673,033)	$(792,647,460)
Net change
Class A	(207,255)	$(6,382,101)	(100,899)	$(2,533,266)
Class B	(10,655)	(295,541)	(16,515)	(424,761)
Class C	(39,700)	(1,070,206)	(56,867)	(1,420,694)
Class I	(103,965)	(4,102,529)	215,042	8,039,001
Class R1	(32,243)	(873,645)	(2,006)	(41,539)
Class R2	2,143	62,014	(10,680)	(281,417)
Class R3	8,557	256,218	(1,863)	(53,156)
Class R4	38,037	1,132,359	35,509	940,031
Class R6	2,236,652	54,601,669	13,512,004	402,748,733
	1,891,571	$43,328,238	13,573,725	$406,972,932
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggresive Growth Allocation Fund were the owners of record of approximately 87%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the
20

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $37,628 and $12,250, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hugel, Inc. *	$52,217,688	$—	$37,735,572	$(13,880,074)	$45,099,593	$—
MFS Institutional Money Market Portfolio	102,816,830	1,341,762,474	1,288,864,348	5,479	23,419	$155,743,854
	$155,034,518	$1,341,762,474	$1,326,599,920	$(13,874,595)	$45,123,012	$155,743,854
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hugel, Inc. *	$—	$—
MFS Institutional Money Market Portfolio	6,716,813	—
	$6,716,813	$—
*	Held at period end. No longer considered an affiliated issuer.
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
21

MFS Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Equity Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024
22

MFS Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $268,372,617. The fund intends to pass through foreign tax credits of $37,586,068 for the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS International Diversification Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Diversification Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	197,255,889	$ 6,580,456,450
MFS International Growth Fund - Class R6	135,570,913	5,786,166,571
MFS International Intrinsic Value Fund - Class R6	140,780,801	5,805,800,237
MFS International Large Cap Value Fund - Class R6	414,656,385	5,838,361,894
MFS International New Discovery Fund - Class R6	119,544,006	3,845,730,677
MFS Research International Fund - Class R6	455,487,215	10,690,284,936
		$38,546,800,765
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.38% (v)	45,240,676	$ 45,245,200
Total Investment Companies (Identified Cost, $32,346,367,687)		$38,592,045,965
Other Assets, Less Liabilities – 0.1%		33,411,286
Net Assets – 100.0%		$38,625,457,251
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $38,592,045,965.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
1

MFS International Diversification Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in affiliated issuers, at value (identified cost, $32,346,367,687)	$38,592,045,965
Receivables for
Investments sold	54,396,519
Fund shares sold	32,241,462
Receivable from investment adviser	114,545
Other assets	56,860
Total assets	$38,678,855,351
Liabilities
Payables for
Fund shares reacquired	$47,420,685
Payable to affiliates
Administrative services fee	97
Shareholder servicing costs	5,096,959
Distribution and service fees	84,806
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	795,542
Total liabilities	$53,398,100
Net assets	$38,625,457,251
Net assets consist of
Paid-in capital	$32,656,353,869
Total distributable earnings (loss)	5,969,103,382
Net assets	$38,625,457,251
Shares of beneficial interest outstanding	1,641,042,827
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,689,945,389	158,457,011	$23.29
Class B	6,526,640	284,172	22.97
Class C	263,351,482	11,675,920	22.56
Class I	14,892,219,760	631,408,693	23.59
Class R1	7,571,022	342,200	22.12
Class R2	54,121,906	2,368,844	22.85
Class R3	1,353,876,947	58,698,248	23.07
Class R4	1,055,356,075	44,912,889	23.50
Class R6	17,302,488,030	732,894,850	23.61
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.71 [100 / 94.25 x $23.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS International Diversification Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends from affiliated issuers	$851,481,736
Payments from investment adviser for other expenses agreement (See Note 3)	152,387
Other	7,205
Total investment income	$851,641,328
Expenses
Distribution and service fees	$15,476,638
Shareholder servicing costs	22,601,073
Administrative services fee	17,500
Independent Trustees' compensation	149,785
Custodian fee	100,719
Shareholder communications	2,102,403
Audit and tax fees	48,046
Legal fees	206,549
Miscellaneous	1,133,130
Total expenses	$41,835,843
Reduction of expenses by investment adviser and distributor	(4,818,931)
Net expenses	$37,016,912
Net investment income (loss)	$814,624,416
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(419,389,840)
Capital gain distributions from affiliated issuers	687,930,604
Net realized gain (loss)	$268,540,764
Change in unrealized appreciation or depreciation
Affiliated issuers	$3,937,595,301
Net realized and unrealized gain (loss)	$4,206,136,065
Change in net assets from operations	$5,020,760,481
See Notes to Financial Statements
3

MFS International Diversification Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$814,624,416	$428,469,757
Net realized gain (loss)	268,540,764	233,449,662
Net unrealized gain (loss)	3,937,595,301	(166,459,221)
Change in net assets from operations	$5,020,760,481	$495,460,198
Total distributions to shareholders	$(1,522,468,104)	$(833,326,578)
Change in net assets from fund share transactions	$(237,226,239)	$1,098,722,015
Total change in net assets	$3,261,066,138	$760,855,635
Net assets
At beginning of period	35,364,391,113	34,603,535,478
At end of period	$38,625,457,251	$35,364,391,113
See Notes to Financial Statements
4

MFS International Diversification Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.20	$21.37	$25.51	$18.80	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.22	$0.40	$0.10	$0.25
Net realized and unrealized gain (loss)	2.54	0.09	(3.92)	6.96	0.32
Total from investment operations	$2.96	$0.31	$(3.52)	$7.06	$0.57
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.08)	$(0.41)	$(0.12)	$(0.26)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.87)	$(0.48)	$(0.62)	$(0.35)	$(0.48)
Net asset value, end of period (x)	$23.29	$21.20	$21.37	$25.51	$18.80
Total return (%) (r)(s)(t)(x)	14.19	1.61	(14.16)	37.66	2.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.37	0.37	0.36	0.37
Expenses after expense reductions (h)	0.35	0.35	0.35	0.34	0.35
Net investment income (loss) (l)	1.93	1.07	1.64	0.46	1.31
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$3,689,945	$3,498,538	$3,644,253	$4,381,231	$2,778,815
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.87	$21.12	$25.16	$18.61	$18.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.06	$0.21	$(0.06)	$0.10
Net realized and unrealized gain (loss)	2.52	0.09	(3.86)	6.84	0.31
Total from investment operations	$2.75	$0.15	$(3.65)	$6.78	$0.41
Less distributions declared to shareholders
From net investment income	$(0.30)	$—	$(0.18)	$—	$(0.08)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.65)	$(0.40)	$(0.39)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$22.97	$20.87	$21.12	$25.16	$18.61
Total return (%) (r)(s)(t)(x)	13.32	0.83	(14.73)	36.51	2.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	1.06	0.30	0.89	(0.28)	0.53
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$6,527	$9,428	$13,672	$21,542	$20,424

See Notes to Financial Statements
5

MFS International Diversification Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.55	$20.80	$24.83	$18.36	$18.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.06	$0.22	$(0.06)	$0.10
Net realized and unrealized gain (loss)	2.45	0.09	(3.82)	6.76	0.30
Total from investment operations	$2.70	$0.15	$(3.60)	$6.70	$0.40
Less distributions declared to shareholders
From net investment income	$(0.34)	$—	$(0.22)	$—	$(0.10)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.69)	$(0.40)	$(0.43)	$(0.23)	$(0.32)
Net asset value, end of period (x)	$22.56	$20.55	$20.80	$24.83	$18.36
Total return (%) (r)(s)(t)(x)	13.30	0.84	(14.75)	36.57	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	1.16	0.29	0.92	(0.28)	0.53
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$263,351	$304,133	$379,572	$489,683	$419,045
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.46	$21.63	$25.81	$19.01	$18.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.26	$0.47	$0.16	$0.30
Net realized and unrealized gain (loss)	2.56	0.10	(3.97)	7.03	0.32
Total from investment operations	$3.05	$0.36	$(3.50)	$7.19	$0.62
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.13)	$(0.47)	$(0.16)	$(0.30)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.92)	$(0.53)	$(0.68)	$(0.39)	$(0.52)
Net asset value, end of period (x)	$23.59	$21.46	$21.63	$25.81	$19.01
Total return (%) (r)(s)(t)(x)	14.48	1.85	(13.93)	38.00	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.12	0.12	0.11	0.12
Expenses after expense reductions (h)	0.10	0.10	0.10	0.09	0.10
Net investment income (loss) (l)	2.20	1.28	1.94	0.71	1.56
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$14,892,220	$14,757,462	$15,504,823	$17,850,569	$9,936,595

See Notes to Financial Statements
6

MFS International Diversification Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.20	$20.45	$24.40	$18.04	$17.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.06	$0.20	$(0.07)	$0.12
Net realized and unrealized gain (loss)	2.39	0.09	(3.75)	6.66	0.28
Total from investment operations	$2.64	$0.15	$(3.55)	$6.59	$0.40
Less distributions declared to shareholders
From net investment income	$(0.37)	$—	$(0.19)	$—	$(0.13)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.72)	$(0.40)	$(0.40)	$(0.23)	$(0.35)
Net asset value, end of period (x)	$22.12	$20.20	$20.45	$24.40	$18.04
Total return (%) (r)(s)(t)(x)	13.25	0.86	(14.78)	36.61	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.12	1.12	1.11	1.12
Expenses after expense reductions (h)	1.10	1.10	1.10	1.09	1.10
Net investment income (loss) (l)	1.20	0.32	0.86	(0.31)	0.67
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$7,571	$7,177	$7,056	$10,359	$7,756
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$20.81	$20.98	$25.05	$18.49	$18.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.16	$0.34	$0.06	$0.19
Net realized and unrealized gain (loss)	2.49	0.10	(3.85)	6.80	0.33
Total from investment operations	$2.84	$0.26	$(3.51)	$6.86	$0.52
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.03)	$(0.35)	$(0.07)	$(0.20)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.80)	$(0.43)	$(0.56)	$(0.30)	$(0.42)
Net asset value, end of period (x)	$22.85	$20.81	$20.98	$25.05	$18.49
Total return (%) (r)(s)(t)(x)	13.88	1.36	(14.34)	37.21	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.62	0.62	0.61	0.62
Expenses after expense reductions (h)	0.60	0.60	0.60	0.59	0.60
Net investment income (loss) (l)	1.61	0.80	1.43	0.26	1.02
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$54,122	$61,253	$65,430	$74,611	$53,110

See Notes to Financial Statements
7

MFS International Diversification Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.01	$21.19	$25.30	$18.66	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.22	$0.40	$0.11	$0.24
Net realized and unrealized gain (loss)	2.51	0.09	(3.89)	6.88	0.33
Total from investment operations	$2.93	$0.31	$(3.49)	$6.99	$0.57
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.09)	$(0.41)	$(0.12)	$(0.26)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.87)	$(0.49)	$(0.62)	$(0.35)	$(0.48)
Net asset value, end of period (x)	$23.07	$21.01	$21.19	$25.30	$18.66
Total return (%) (r)(s)(t)(x)	14.19	1.59	(14.14)	37.61	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.37	0.37	0.36	0.38
Expenses after expense reductions (h)	0.35	0.35	0.35	0.34	0.35
Net investment income (loss) (l)	1.93	1.08	1.66	0.49	1.25
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$1,353,877	$1,216,239	$1,178,451	$1,318,182	$724,023
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.39	$21.56	$25.72	$18.95	$18.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.28	$0.47	$0.18	$0.32
Net realized and unrealized gain (loss)	2.55	0.09	(3.95)	6.99	0.30
Total from investment operations	$3.03	$0.37	$(3.48)	$7.17	$0.62
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.14)	$(0.47)	$(0.17)	$(0.30)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.92)	$(0.54)	$(0.68)	$(0.40)	$(0.52)
Net asset value, end of period (x)	$23.50	$21.39	$21.56	$25.72	$18.95
Total return (%) (r)(s)(t)(x)	14.43	1.86	(13.91)	37.96	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.12	0.12	0.11	0.12
Expenses after expense reductions (h)	0.10	0.10	0.10	0.09	0.10
Net investment income (loss) (l)	2.15	1.33	1.91	0.77	1.62
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$1,055,356	$987,868	$1,017,358	$1,277,938	$721,937

See Notes to Financial Statements
8

MFS International Diversification Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$21.48	$21.66	$25.84	$19.03	$18.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.29	$0.49	$0.19	$0.32
Net realized and unrealized gain (loss)	2.57	0.09	(3.97)	7.03	0.33
Total from investment operations	$3.08	$0.38	$(3.48)	$7.22	$0.65
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.16)	$(0.49)	$(0.18)	$(0.32)
From net realized gain	(0.35)	(0.40)	(0.21)	(0.23)	(0.22)
Total distributions declared to shareholders	$(0.95)	$(0.56)	$(0.70)	$(0.41)	$(0.54)
Net asset value, end of period (x)	$23.61	$21.48	$21.66	$25.84	$19.03
Total return (%) (r)(s)(t)(x)	14.58	1.92	(13.84)	38.12	3.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.01	0.01	0.01	0.02	0.02
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.29	1.42	2.03	0.81	1.65
Portfolio turnover	3	7	4	9	6
Net assets at end of period (000 omitted)	$17,302,488	$14,522,293	$12,792,920	$13,046,306	$6,984,049
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS International Diversification Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the international stock funds held by the fund at May 31, 2024 was to seek capital appreciation.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing
10

MFS International Diversification Fund
Notes to Financial Statements  - continued
service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$38,592,045,965	$—	$—	$38,592,045,965
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
11

MFS International Diversification Fund
Notes to Financial Statements  - continued
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$950,009,360	$210,003,444
Long-term capital gains	572,458,744	623,323,134
Total distributions	$1,522,468,104	$833,326,578
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$33,040,412,823
Gross appreciation	6,069,473,403
Gross depreciation	(517,840,261)
Net unrealized appreciation (depreciation)	$5,551,633,142
Undistributed ordinary income	77,382,103
Undistributed long-term capital gain	340,088,137
Total distributable earnings (loss)	$5,969,103,382
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS International Diversification Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24	Year ended 5/31/23
Class A	$139,039,397	$78,648,831
Class B	214,369	204,155
Class C	8,844,889	6,261,377
Class I	617,110,382	345,885,676
Class R1	254,762	138,543
Class R2	1,994,308	1,260,498
Class R3	50,654,134	27,318,746
Class R4	41,989,134	24,966,626
Class R6	662,366,729	348,642,126
Total	$1,522,468,104	$833,326,578
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”), such that “Other Expenses” do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2024.  For the year ended May 31, 2024, this reduction amounted to $4,817,371 which is included in the reduction of total expenses in the Statement of Operations. Payments made to Class R6 shares to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $285,198 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
13

MFS International Diversification Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,977,960
Class B	0.75%	0.25%	1.00%	1.00%	76,992
Class C	0.75%	0.25%	1.00%	1.00%	2,840,476
Class R1	0.75%	0.25%	1.00%	1.00%	74,508
Class R2	0.25%	0.25%	0.50%	0.50%	282,641
Class R3	—	0.25%	0.25%	0.25%	3,224,061
Total Distribution and Service Fees					$15,476,638
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, this rebate amounted to $136, $75, and $1,349 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$30,617
Class B	3,519
Class C	8,096
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $520,696, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $22,080,377.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.00005% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $1,229,609,485 and $3,026,141,444, respectively.
14

MFS International Diversification Fund
Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,116,213	$463,709,792	25,915,511	$530,821,078
Class B	2,200	47,755	6,146	127,274
Class C	837,851	17,816,891	1,205,739	24,103,189
Class I	144,061,202	3,197,643,029	229,901,631	4,768,174,744
Class R1	55,709	1,159,250	65,933	1,288,945
Class R2	488,795	10,506,205	709,018	14,229,944
Class R3	12,134,732	263,997,990	14,688,003	299,240,494
Class R4	9,495,308	211,083,571	6,701,681	137,492,853
Class R6	173,779,325	3,863,744,543	186,197,598	3,841,197,796
	361,971,335	$8,029,709,026	465,391,260	$9,616,676,317
Shares issued to shareholders in reinvestment of distributions
Class A	5,687,347	$124,780,390	3,560,602	$70,820,122
Class B	9,753	211,739	10,205	200,416
Class C	380,983	8,122,547	291,348	5,634,665
Class I	24,344,641	540,451,039	15,068,236	303,022,227
Class R1	12,184	254,762	7,288	138,543
Class R2	91,440	1,970,533	63,536	1,241,501
Class R3	2,331,069	50,654,134	1,386,035	27,318,741
Class R4	1,864,107	41,215,405	1,223,167	24,512,272
Class R6	28,878,878	641,399,886	16,676,415	335,529,477
	63,600,402	$1,409,060,435	38,286,832	$768,417,964
Shares reacquired
Class A	(33,337,903)	$(734,161,095)	(34,978,872)	$(710,786,055)
Class B	(179,488)	(3,857,676)	(211,978)	(4,218,059)
Class C	(4,345,156)	(92,443,777)	(4,947,013)	(97,104,308)
Class I	(224,528,943)	(4,998,067,706)	(274,179,277)	(5,555,952,093)
Class R1	(81,063)	(1,681,120)	(62,890)	(1,235,145)
Class R2	(1,154,869)	(24,891,948)	(947,321)	(18,581,745)
Class R3	(13,648,248)	(296,884,886)	(13,803,663)	(281,574,395)
Class R4	(12,634,468)	(279,378,396)	(8,925,556)	(184,250,711)
Class R6	(145,710,852)	(3,244,629,096)	(117,662,650)	(2,432,669,755)
	(435,620,990)	$(9,675,995,700)	(455,719,220)	$(9,286,372,266)
Net change
Class A	(6,534,343)	$(145,670,913)	(5,502,759)	$(109,144,855)
Class B	(167,535)	(3,598,182)	(195,627)	(3,890,369)
Class C	(3,126,322)	(66,504,339)	(3,449,926)	(67,366,454)
Class I	(56,123,100)	(1,259,973,638)	(29,209,410)	(484,755,122)
Class R1	(13,170)	(267,108)	10,331	192,343
Class R2	(574,634)	(12,415,210)	(174,767)	(3,110,300)
Class R3	817,553	17,767,238	2,270,375	44,984,840
Class R4	(1,275,053)	(27,079,420)	(1,000,708)	(22,245,586)
Class R6	56,947,351	1,260,515,333	85,211,363	1,744,057,518
	(10,049,253)	$(237,226,239)	47,958,872	$1,098,722,015
15

MFS International Diversification Fund
Notes to Financial Statements  - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $193,168 and $22,101, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,240,942,781	$440,865,626	$634,359,108	$(147,049,253)	$680,056,404	$6,580,456,450
MFS Institutional Money Market Portfolio	60,874,809	1,147,169,068	1,162,826,230	17,576	9,977	45,245,200
MFS International Growth Fund	5,280,316,780	459,048,551	454,557,199	(26,257,219)	527,615,658	5,786,166,571
MFS International Intrinsic Value Fund	5,306,686,571	741,159,941	624,156,596	(200,910,579)	583,020,900	5,805,800,237
MFS International Large Cap Value Fund	5,276,209,820	320,358,553	461,315,189	10,827,203	692,281,507	5,838,361,894
MFS International New Discovery Fund	3,517,328,016	315,303,275	196,597,385	(44,043,696)	253,740,467	3,845,730,677
MFS Research International Fund	9,667,139,905	489,404,482	655,155,967	(11,973,872)	1,200,870,388	10,690,284,936
	$35,349,498,682	$3,913,309,496	$4,188,967,674	$(419,389,840)	$3,937,595,301	$38,592,045,965
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$174,480,626	$—
MFS Institutional Money Market Portfolio	2,881,396	—
MFS International Growth Fund	97,069,706	64,558,321
MFS International Intrinsic Value Fund	113,877,991	506,212,947
MFS International Large Cap Value Fund	198,051,038	34,624,893
MFS International New Discovery Fund	73,630,186	82,534,443
MFS Research International Fund	191,490,793	—
	$851,481,736	$687,930,604
16

MFS International Diversification Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS International Diversification Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Diversification Fund (the “Fund”), including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS International Diversification Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $686,926,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $822,371,356. The fund intends to pass through foreign tax credits of $79,621,329 for the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

MFS International Large Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Large Cap Value Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Aerospace & Defense – 1.5%
BAE Systems PLC	2,748,419	$ 48,944,664
Dassault Aviation S.A.	229,009	49,643,486
		$98,588,150
Airlines – 1.0%
Ryanair Holdings PLC, ADR	535,839	$ 65,179,456
Alcoholic Beverages – 2.5%
Diageo PLC	2,319,353	$ 78,224,972
Heineken N.V.	330,822	33,025,557
Kirin Holdings Co. Ltd.	1,717,700	23,756,065
Pernod Ricard S.A.	160,534	23,958,402
		$158,964,996
Apparel Manufacturers – 1.9%
Burberry Group PLC	1,668,513	$ 22,094,702
Compagnie Financiere Richemont S.A.	497,608	79,923,980
Gildan Activewear, Inc.	584,477	22,359,316
		$124,377,998
Automotive – 2.4%
Aptiv PLC (a)	495,132	$ 41,224,690
Compagnie Generale des Etablissements Michelin	1,460,426	58,997,710
DENSO Corp.	1,570,100	25,454,447
Koito Manufacturing Co. Ltd.	2,162,200	30,604,432
		$156,281,279
Broadcasting – 0.6%
WPP Group PLC	3,979,122	$ 41,721,756
Brokerage & Asset Managers – 2.9%
Barclays PLC	22,451,686	$ 63,621,145
Deutsche Boerse AG	382,862	76,049,660
IG Group Holdings PLC	4,635,723	47,956,407
		$187,627,212
Business Services – 1.9%
CGI, Inc. (a)	310,455	$ 30,657,132
RS Group PLC	4,023,147	36,305,880
Secom Co. Ltd.	915,300	56,994,713
		$123,957,725
Chemicals – 0.5%
Nutrien Ltd.	581,408	$ 34,070,991
1

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.4%
Amadeus IT Group S.A.	525,323	$ 37,399,480
Capgemini	501,298	101,577,935
Fujitsu Ltd.	4,616,200	66,587,287
Hitachi Ltd.	1,236,200	127,459,949
NEC Corp.	547,100	40,853,510
Samsung Electronics Co. Ltd.	1,951,231	104,523,786
		$478,401,947
Construction – 1.6%
CRH PLC	440,096	$ 35,982,249
Techtronic Industries Co. Ltd.	5,425,000	66,901,781
		$102,884,030
Consumer Products – 1.5%
Haleon PLC	8,971,210	$ 37,384,394
Reckitt Benckiser Group PLC	1,059,863	60,568,500
		$97,952,894
Electrical Equipment – 4.5%
Legrand S.A.	467,056	$ 50,488,136
Mitsubishi Electric Corp.	4,512,700	78,337,017
Schneider Electric SE	634,214	158,759,007
		$287,584,160
Electronics – 3.2%
Kyocera Corp.	4,607,300	$ 52,447,971
NXP Semiconductors N.V.	311,004	84,624,189
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	449,485	67,890,214
		$204,962,374
Energy - Independent – 1.0%
Woodside Energy Group Ltd.	3,377,216	$ 62,561,309
Energy - Integrated – 6.6%
Aker BP ASA	1,178,509	$ 30,421,392
Eni S.p.A.	10,805,429	170,383,942
Suncor Energy, Inc. (l)	2,504,304	102,160,243
TotalEnergies SE	1,640,470	119,774,530
		$422,740,107
Food & Beverages – 0.8%
Danone S.A.	755,497	$ 48,608,016
Food & Drug Stores – 1.6%
Koninklijke Ahold Delhaize N.V.	595,782	$ 18,490,735
Tesco PLC	21,514,218	85,698,334
		$104,189,069
General Merchandise – 0.6%
B&M European Value Retail S.A.	5,748,239	$ 40,065,598
2

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.5%
Manulife Financial Corp. (l)	2,637,195	$ 68,496,058
St. James's Place PLC	3,399,240	21,853,152
Willis Towers Watson PLC	522,692	133,438,041
		$223,787,251
Internet – 0.7%
Informa PLC	4,257,347	$ 46,402,764
Machinery & Tools – 3.9%
Aalberts Industries N.V.	697,278	$ 33,509,657
Daikin Industries Ltd.	359,800	52,362,774
Kubota Corp.	1,873,500	26,536,988
SMC Corp.	73,900	37,172,284
Toyota Industries Corp.	742,900	70,143,695
Weir Group PLC	1,203,380	32,765,926
		$252,491,324
Major Banks – 18.7%
ABN AMRO Group N.V., GDR	2,322,126	$ 39,715,693
Bank of Ireland Group PLC	9,581,059	110,465,895
BNP Paribas S.A.	2,860,566	212,608,364
DBS Group Holdings Ltd.	1,954,530	52,162,188
Lloyds Banking Group PLC	47,830,943	34,096,891
Mitsubishi UFJ Financial Group, Inc.	21,211,700	224,151,966
NatWest Group PLC	49,181,870	199,081,591
Resona Holdings, Inc.	6,596,200	45,466,447
Toronto-Dominion Bank	1,390,584	77,744,965
UBS Group AG	6,422,319	205,468,273
		$1,200,962,273
Medical Equipment – 0.7%
ConvaTec Group PLC	3,366,314	$ 10,682,901
Smith & Nephew PLC	2,522,572	31,980,715
		$42,663,616
Metals & Mining – 3.7%
Glencore PLC	22,444,450	$ 138,375,353
Rio Tinto PLC	1,406,312	98,775,725
		$237,151,078
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	4,526,679	$ 27,777,871
Other Banks & Diversified Financials – 2.4%
AIB Group PLC	12,929,740	$ 73,775,037
Julius Baer Group Ltd.	1,383,058	83,108,978
		$156,884,015
Pharmaceuticals – 5.2%
Bayer AG	925,606	$ 28,399,258
Novartis AG	488,419	50,507,599
Roche Holding AG	609,059	155,918,024
3

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	1,019,686	$ 99,633,951
		$334,458,832
Printing & Publishing – 1.7%
RELX PLC	1,198,807	$ 52,497,503
Wolters Kluwer N.V.	346,936	55,345,595
		$107,843,098
Restaurants – 0.7%
Sodexo	483,371	$ 44,992,311
Specialty Chemicals – 1.4%
Linde PLC	104,635	$ 45,570,635
Nitto Denko Corp.	549,400	42,182,793
		$87,753,428
Specialty Stores – 0.3%
ZOZO, Inc.	820,000	$ 19,177,567
Telecommunications - Wireless – 0.3%
KDDI Corp.	612,000	$ 16,997,356
Telephone Services – 1.0%
Deutsche Telekom AG	1,219,525	$ 29,558,706
Quebecor, Inc., “B”	1,758,474	37,093,164
		$66,651,870
Tobacco – 2.9%
British American Tobacco PLC	2,667,450	$ 82,434,673
Imperial Brands PLC	4,122,265	102,325,652
		$184,760,325
Utilities - Electric Power – 4.6%
E.ON SE	7,343,104	$ 97,912,514
Iberdrola S.A.	8,952,213	118,077,555
National Grid PLC	7,003,314	79,852,531
		$295,842,600
Total Common Stocks (Identified Cost, $4,873,177,739)		$6,187,316,646
Preferred Stocks – 2.0%
Consumer Products – 2.0%
Henkel AG & Co. KGaA (Identified Cost, $130,169,273)	1,410,675	$ 127,480,800
	Strike Price	First Exercise
Warrants – 0.1%
Utilities - Electric Power – 0.1%
National Grid PLC (Expiration 07/10/24) (a) (Identified Cost, $0)	GBP 6.45	6/10/24	1,876,696	$ 4,688,300

4

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $91,165,228)	91,164,077	$ 91,173,194
Collateral for Securities Loaned – 1.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j) (Identified Cost, $118,514,263)	118,514,263	$ 118,514,263
Other Assets, Less Liabilities – (1.4)%		(92,870,569)
Net Assets – 100.0%		$6,436,302,634
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $91,173,194 and $6,438,000,009, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
GBP	British Pound
See Notes to Financial Statements
5

MFS International Large Cap Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value, including $115,023,743 of securities on loan (identified cost, $5,121,861,275)	$6,438,000,009
Investments in affiliated issuers, at value (identified cost, $91,165,228)	91,173,194
Cash	2,173,467
Receivables for
Investments sold	2,425,661
Fund shares sold	23,905
Interest and dividends	43,930,042
Receivable from investment adviser	351,434
Other assets	10,089
Total assets	$6,578,087,801
Liabilities
Payables for
Investments purchased	$4,000,159
Fund shares reacquired	17,986,357
Collateral for securities loaned, at value	118,514,263
Payable to affiliates
Administrative services fee	3,368
Shareholder servicing costs	5,595
Distribution and service fees	165
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	1,275,249
Total liabilities	$141,785,167
Net assets	$6,436,302,634
Net assets consist of
Paid-in capital	$5,007,436,571
Total distributable earnings (loss)	1,428,866,063
Net assets	$6,436,302,634
Shares of beneficial interest outstanding	457,012,247
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,961,900	567,575	$14.03
Class C	892,609	64,025	13.94
Class I	15,422,887	1,092,910	14.11
Class R1	101,175	7,231	13.99
Class R2	104,925	7,466	14.05
Class R3	104,617	7,432	14.08
Class R4	105,786	7,501	14.10
Class R6	6,411,608,735	455,258,107	14.08
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.89 [100 / 94.25 x $14.03]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS International Large Cap Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends	$237,908,415
Dividends from affiliated issuers	4,029,490
Income on securities loaned	310,258
Other	4,786
Foreign taxes withheld	(3,970,543)
Total investment income	$238,282,406
Expenses
Management fee	$43,626,412
Distribution and service fees	27,495
Shareholder servicing costs	24,556
Administrative services fee	616,698
Independent Trustees' compensation	103,527
Custodian fee	621,418
Shareholder communications	10,285
Audit and tax fees	72,025
Legal fees	32,972
Miscellaneous	1,177,799
Total expenses	$46,313,187
Fees paid indirectly	(15,508)
Reduction of expenses by investment adviser	(5,095,854)
Net expenses	$41,201,825
Net investment income (loss)	$197,080,581
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$68,765,860
Affiliated issuers	4,175
Foreign currency	(753,592)
Net realized gain (loss)	$68,016,443
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$765,634,946
Affiliated issuers	15,469
Translation of assets and liabilities in foreign currencies	273,843
Net unrealized gain (loss)	$765,924,258
Net realized and unrealized gain (loss)	$833,940,701
Change in net assets from operations	$1,031,021,282
See Notes to Financial Statements
7

MFS International Large Cap Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$197,080,581	$170,931,119
Net realized gain (loss)	68,016,443	(16,257,757)
Net unrealized gain (loss)	765,924,258	(19,370,629)
Change in net assets from operations	$1,031,021,282	$135,302,733
Total distributions to shareholders	$(256,123,721)	$(154,660,884)
Change in net assets from fund share transactions	$(147,868,331)	$77,790,963
Total change in net assets	$627,029,230	$58,432,812
Net assets
At beginning of period	5,809,273,404	5,750,840,592
At end of period	$6,436,302,634	$5,809,273,404
See Notes to Financial Statements
8

MFS International Large Cap Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.38	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.38	$0.35	$0.29
Net realized and unrealized gain (loss)	1.78	(0.09)	(1.11)	3.42
Total from investment operations	$2.17	$0.29	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.52)	$(0.32)	$(0.49)	$(0.05)
Net asset value, end of period (x)	$14.03	$12.38	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	17.92	2.45	(5.74)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.07	1.04	1.04(a)
Expenses after expense reductions (f)	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	3.01	3.13	2.72	2.61(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$7,962	$5,864	$2,956	$1,187
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.29	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.22	$0.22	$0.16
Net realized and unrealized gain (loss)	1.77	(0.02)	(1.08)	3.45
Total from investment operations	$2.05	$0.20	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.12)	$(0.20)	$—
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.40)	$(0.24)	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$13.94	$12.29	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	17.02	1.70	(6.46)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	1.83	1.78	1.81(a)
Expenses after expense reductions (f)	1.72	1.71	1.71	1.68(a)
Net investment income (loss)	2.15	1.89	1.69	1.49(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$893	$905	$1,111	$636

See Notes to Financial Statements
9

MFS International Large Cap Value Fund
Financial Highlights - continued
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.45	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.39	$0.41	$0.31
Net realized and unrealized gain (loss)	1.81	(0.05)	(1.16)	3.44
Total from investment operations	$2.21	$0.34	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.20)	$(0.29)	$(0.06)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.55)	$(0.32)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$14.11	$12.45	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	18.16	2.88	(5.60)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.82	0.79	0.79(a)
Expenses after expense reductions (f)	0.72	0.71	0.71	0.68(a)
Net investment income (loss)	3.04	3.28	3.15	2.82(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$15,423	$11,178	$18,972	$2,775
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.35	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.24	$0.19	$0.09
Net realized and unrealized gain (loss)	1.78	(0.04)	(1.06)	3.52
Total from investment operations	$2.06	$0.20	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.09)	$(0.16)	$—
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.42)	$(0.21)	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$13.99	$12.35	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	16.98	1.76	(6.49)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	1.83	1.78	1.83(a)
Expenses after expense reductions (f)	1.73	1.71	1.71	1.68(a)
Net investment income (loss)	2.19	2.04	1.43	0.85(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$101	$86	$85	$91

See Notes to Financial Statements
10

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.40	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.30	$0.25	$0.14
Net realized and unrealized gain (loss)	1.78	(0.04)	(1.05)	3.52
Total from investment operations	$2.13	$0.26	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.15)	$(0.23)	$(0.00)(w)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.48)	$(0.27)	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$14.05	$12.40	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	17.56	2.26	(6.01)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.33	1.28	1.33(a)
Expenses after expense reductions (f)	1.23	1.21	1.21	1.18(a)
Net investment income (loss)	2.70	2.55	1.94	1.36(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$105	$88	$86	$92
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.42	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.33	$0.29	$0.17
Net realized and unrealized gain (loss)	1.79	(0.04)	(1.06)	3.54
Total from investment operations	$2.17	$0.29	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.18)	$(0.26)	$(0.03)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.51)	$(0.30)	$(0.48)	$(0.03)
Net asset value, end of period (x)	$14.08	$12.42	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	17.89	2.51	(5.77)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.08	1.03	1.08(a)
Expenses after expense reductions (f)	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	2.94	2.80	2.19	1.61(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$105	$89	$87	$92

See Notes to Financial Statements
11

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.44	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.36	$0.32	$0.19
Net realized and unrealized gain (loss)	1.79	(0.04)	(1.06)	3.57
Total from investment operations	$2.21	$0.32	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.21)	$(0.29)	$(0.06)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.55)	$(0.33)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$14.10	$12.44	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	18.15	2.76	(5.53)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.83	0.78	0.83(a)
Expenses after expense reductions (f)	0.73	0.71	0.71	0.68(a)
Net investment income (loss)	3.19	3.05	2.44	1.86(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$106	$90	$87	$92
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$12.42	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss)	1.79	(0.05)	(1.04)	3.44
Total from investment operations	$2.21	$0.32	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.22)	$(0.30)	$(0.06)
From net realized gain	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.55)	$(0.34)	$(0.52)	$(0.06)
Net asset value, end of period (x)	$14.08	$12.42	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	18.24	2.76	(5.45)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	0.75	0.74	0.78(a)
Expenses after expense reductions (f)	0.67	0.64	0.66	0.67(a)
Net investment income (loss)	3.21	3.12	2.45	2.74(a)
Portfolio turnover	17	26	24	18(n)
Net assets at end of period (000 omitted)	$6,411,609	$5,790,974	$5,727,457	$5,800,471

See Notes to Financial Statements
12

MFS International Large Cap Value Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS International Large Cap Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
14

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$40,670,549	$1,493,711,729	$—	$1,534,382,278
Japan	233,324,383	803,362,878	—	1,036,687,261
France	—	969,041,848	—	969,041,848
Switzerland	155,918,024	419,008,830	—	574,926,854
Canada	372,581,869	—	—	372,581,869
Germany	—	359,400,938	—	359,400,938
United States	304,857,555	—	—	304,857,555
Ireland	65,179,456	184,240,932	—	249,420,388
Netherlands	—	180,087,237	—	180,087,237
Other Countries	95,668,085	642,431,433	—	738,099,518
Mutual Funds	209,687,457	—	—	209,687,457
Total	$1,477,887,378	$5,051,285,825	$—	$6,529,173,203
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $115,023,743. The fair value of the fund’s investment securities on loan and a related liability of $118,514,263 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the
15

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$218,004,366	$100,001,304
Long-term capital gains	38,119,355	54,659,580
Total distributions	$256,123,721	$154,660,884
16

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$5,263,482,589
Gross appreciation	1,552,510,362
Gross depreciation	(286,819,748)
Net unrealized appreciation (depreciation)	$1,265,690,614
Undistributed ordinary income	126,562,549
Undistributed long-term capital gain	32,373,926
Other temporary differences	4,238,974
Total distributable earnings (loss)	$1,428,866,063
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$282,431	$92,354
Class C	26,015	21,579
Class I	674,611	110,874
Class R1	2,952	1,489
Class R2	3,468	1,915
Class R3	3,690	2,129
Class R4	3,946	2,348
Class R6	255,126,608	154,428,196
Total	$256,123,721	$154,660,884
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $788,335, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
			Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the year ended May 31, 2024, this reduction amounted to $4,307,519, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $972 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 17,370
Class C	0.75%	0.25%	1.00%	1.00%	8,488
Class R1	0.75%	0.25%	1.00%	1.00%	924
Class R2	0.25%	0.25%	0.50%	0.50%	475
Class R3	—	0.25%	0.25%	0.25%	238
Total Distribution and Service Fees					$27,495
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended May 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$—
Class C	19
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $4,776, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,780.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0101% of the fund's average daily net assets.
18

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 31,476 shares of Class A and 8,851 shares of Class R6 for an aggregate amount of $361,324 and $103,645, respectively.
At May 31, 2024, MFS held approximately 99% of the outstanding shares of Class R2 and 100% of the outstanding shares of each of Class R1, Class R3, and Class R4.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,016,551,125 and $1,208,273,987, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	224,395	$2,920,032	334,913	$4,028,645
Class C	5,111	64,714	11,481	132,184
Class I	658,289	8,664,867	912,006	11,194,080
Class R2	78	1,006	27	324
Class R6	7,943,145	103,056,521	33,233,068	392,833,612
	8,831,018	$114,707,140	34,491,495	$408,188,845
Shares issued to shareholders in reinvestment of distributions
Class A	21,911	$282,431	7,853	$92,354
Class C	2,024	26,015	1,841	21,579
Class I	52,094	674,611	9,380	110,873
Class R1	228	2,952	127	1,489
Class R2	268	3,468	161	1,904
Class R3	285	3,690	181	2,129
Class R4	305	3,946	199	2,348
Class R6	19,731,350	254,929,038	13,088,616	154,314,784
	19,808,465	$255,926,151	13,108,358	$154,547,460
Shares reacquired
Class A	(152,319)	$(1,980,272)	(107,426)	$(1,269,186)
Class C	(16,696)	(216,142)	(29,818)	(361,861)
Class I	(515,110)	(6,732,479)	(1,549,510)	(17,310,055)
Class R2	(1)	(7)	—	—
Class R6	(38,541,896)	(509,572,722)	(40,735,170)	(466,004,240)
	(39,226,022)	$(518,501,622)	(42,421,924)	$(484,945,342)
19

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	93,987	$1,222,191	235,340	$2,851,813
Class C	(9,561)	(125,413)	(16,496)	(208,098)
Class I	195,273	2,606,999	(628,124)	(6,005,102)
Class R1	228	2,952	127	1,489
Class R2	345	4,467	188	2,228
Class R3	285	3,690	181	2,129
Class R4	305	3,946	199	2,348
Class R6	(10,867,401)	(151,587,163)	5,586,514	81,144,156
	(10,586,539)	$(147,868,331)	5,177,929	$77,790,963
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 91%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $32,844 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$80,470,573	$816,105,180	$805,422,203	$4,175	$15,469	$91,173,194
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,029,490	$—
20

MFS International Large Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Large Cap Value Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Large Cap Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from June 30, 2020 (commencement of operations) through May 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from June 30, 2020 (commencement of operations) through May 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024
21

MFS International Large Cap Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $45,996,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $237,247,504. The fund intends to pass through foreign tax credits of $9,313,531 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Managed Wealth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Managed Wealth Fund
Portfolio of Investments − 5/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 3.0%
U.S. Treasury Obligations – 3.0%
U.S. Treasury Notes, 3%, 6/30/2024 (f)	$400,000	$ 399,283
U.S. Treasury Notes, 4.25%, 9/30/2024 (f)	400,000	398,474
U.S. Treasury Notes, 4.25%, 12/31/2024 (f)	400,000	397,508
Total Bonds (Identified Cost, $1,196,341)		$1,195,265
Investment Companies (h) – 97.3%
International Stock Funds – 30.4%
MFS International Equity Fund - Class R6	340,308	$11,924,386
U.S. Stock Funds – 60.6%
MFS Growth Fund - Class R6	58,172	$11,905,540
MFS Value Fund - Class R6	233,725	11,847,502
		$23,753,042
Money Market Funds – 6.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,446,195	$ 2,446,440
Total Investment Companies (Identified Cost, $20,596,453)		$38,123,868
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – September 2024 @ $4,200	Put	Exchange Traded	$ 2,111,004	4	$4,240
S&P 500 Index – September 2024 @ $4,700	Put	Exchange Traded	2,111,004	4	10,360
S&P 500 Index – December 2024 @ $4,200	Put	Exchange Traded	2,111,004	4	10,400
S&P 500 Index – December 2024 @ $4,400	Put	Exchange Traded	2,638,755	5	16,295
Total Purchased Options (Premiums Paid, $183,211)					$41,295
Other Assets, Less Liabilities – (0.4)%					(162,386)
Net Assets – 100.0%					$39,198,042
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,123,868 and $1,236,560, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

1

MFS Managed Wealth Fund
Portfolio of Investments – continued
Derivative Contracts at 5/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	65	$7,703,150	June – 2024	$(35,800)
Mini Russell 1000 Growth Index	Short	USD	47	8,106,090	June – 2024	(165,060)
Mini Russell 1000 Value Index	Short	USD	87	7,578,570	June – 2024	(65,617)
						$(266,477)
At May 31, 2024, the fund had liquid securities with an aggregate value of $1,040,855 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
2

MFS Managed Wealth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,379,552)	$1,236,560
Investments in affiliated issuers, at value (identified cost, $20,596,453)	38,123,868
Receivables for
Investments sold	1,807
Fund shares sold	54,590
Interest	15,069
Receivable from investment adviser	27,174
Other assets	396
Total assets	$39,459,464
Liabilities
Payables for
Net daily variation margin on open futures contracts	$182,213
Fund shares reacquired	9,546
Payable to affiliates
Shareholder servicing costs	10,779
Distribution and service fees	164
Payable for independent Trustees' compensation	14
Payable for audit and tax fees	44,096
Accrued expenses and other liabilities	14,610
Total liabilities	$261,422
Net assets	$39,198,042
Net assets consist of
Paid-in capital	$32,901,380
Total distributable earnings (loss)	6,296,662
Net assets	$39,198,042
Shares of beneficial interest outstanding	3,159,763
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,476,122	279,224	$12.45
Class B	67,163	5,683	11.82
Class C	1,955,898	166,369	11.76
Class I	30,581,142	2,457,522	12.44
Class R1	61,316	5,187	11.82
Class R2	64,100	5,230	12.26
Class R3	65,478	5,286	12.39
Class R4	66,898	5,382	12.43
Class R6	2,859,925	229,880	12.44
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.21 [100 / 94.25 x $12.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
3

MFS Managed Wealth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/24 Net investment income (loss)
Income
Dividends from affiliated issuers	$619,801
Interest	73,194
Other	49
Total investment income	$693,044
Expenses
Management fee	$166,250
Distribution and service fees	31,482
Shareholder servicing costs	38,553
Administrative services fee	17,500
Independent Trustees' compensation	3,065
Custodian fee	10,100
Shareholder communications	11,705
Audit and tax fees	56,346
Legal fees	307
Registration fees	135,981
Miscellaneous	54,252
Total expenses	$525,541
Reduction of expenses by investment adviser	(170,647)
Net expenses	$354,894
Net investment income (loss)	$338,150
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(181,902)
Affiliated issuers	9,785,978
Capital gain distributions from affiliated issuers	1,490,659
Written options	7,968
Futures contracts	(6,999,474)
Net realized gain (loss)	$4,103,229
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,980)
Affiliated issuers	(2,124,101)
Written options	(5,912)
Futures contracts	1,670,536
Net unrealized gain (loss)	$(478,457)
Net realized and unrealized gain (loss)	$3,624,772
Change in net assets from operations	$3,962,922
See Notes to Financial Statements
4

MFS Managed Wealth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/24	5/31/23
Change in net assets
From operations
Net investment income (loss)	$338,150	$322,628
Net realized gain (loss)	4,103,229	13,604,155
Net unrealized gain (loss)	(478,457)	(12,256,267)
Change in net assets from operations	$3,962,922	$1,670,516
Total distributions to shareholders	$(320,494)	$(565,489)
Change in net assets from fund share transactions	$(23,100,820)	$(46,142,741)
Total change in net assets	$(19,458,392)	$(45,037,714)
Net assets
At beginning of period	58,656,434	103,694,148
At end of period	$39,198,042	$58,656,434
See Notes to Financial Statements
5

MFS Managed Wealth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.50	$11.25	$11.46	$11.54	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.01	$0.03	$(0.01)	$0.09
Net realized and unrealized gain (loss)	0.95	0.24	(0.24)	(0.05)	0.60
Total from investment operations	$1.01	$0.25	$(0.21)	$(0.06)	$0.69
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$—	$(0.02)	$(0.06)
Net asset value, end of period (x)	$12.45	$11.50	$11.25	$11.46	$11.54
Total return (%) (r)(s)(t)(x)	8.78	2.22	(1.83)	(0.54)	6.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.02	0.94	0.91	1.20
Expenses after expense reductions (h)	0.93	0.93	0.92	0.88	0.74
Net investment income (loss) (l)	0.54	0.11	0.29	(0.07)	0.77
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$3,476	$3,646	$10,280	$14,339	$12,826
Class B	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$10.95	$10.79	$11.08	$11.23	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.01)
Net realized and unrealized gain (loss)	0.89	0.22	(0.23)	(0.06)	0.58
Total from investment operations	$0.87	$0.16	$(0.29)	$(0.15)	$0.57
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$11.82	$10.95	$10.79	$11.08	$11.23
Total return (%) (r)(s)(t)(x)	7.95	1.48	(2.62)	(1.34)	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.05	1.78	1.69	1.66	1.96
Expenses after expense reductions (h)	1.68	1.68	1.67	1.65	1.67
Net investment income (loss) (l)	(0.17)	(0.58)	(0.53)	(0.84)	(0.05)
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$67	$71	$80	$74	$75

See Notes to Financial Statements
6

MFS Managed Wealth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$10.89	$10.74	$11.02	$11.18	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.02)
Net realized and unrealized gain (loss)	0.89	0.21	(0.22)	(0.06)	0.58
Total from investment operations	$0.87	$0.15	$(0.28)	$(0.15)	$0.56
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.01)	$—
Net asset value, end of period (x)	$11.76	$10.89	$10.74	$11.02	$11.18
Total return (%) (r)(s)(t)(x)	7.99	1.40	(2.54)	(1.35)	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.05	1.78	1.69	1.67	1.94
Expenses after expense reductions (h)	1.68	1.68	1.67	1.66	1.67
Net investment income (loss) (l)	(0.22)	(0.57)	(0.54)	(0.86)	(0.19)
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$1,956	$2,369	$3,870	$6,363	$2,462
Class I	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.50	$11.30	$11.50	$11.57	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.05	$0.06	$0.02	$0.08
Net realized and unrealized gain (loss)	0.94	0.23	(0.24)	(0.06)	0.61
Total from investment operations	$1.03	$0.28	$(0.18)	$(0.04)	$0.69
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.08)	$(0.02)	$(0.03)	$(0.06)
Net asset value, end of period (x)	$12.44	$11.50	$11.30	$11.50	$11.57
Total return (%) (r)(s)(t)(x)	9.01	2.49	(1.61)	(0.37)	6.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.04	0.78	0.69	0.66	0.94
Expenses after expense reductions (h)	0.69	0.68	0.67	0.65	0.67
Net investment income (loss) (l)	0.77	0.43	0.54	0.17	0.67
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$30,581	$46,564	$82,106	$105,346	$78,292

See Notes to Financial Statements
7

MFS Managed Wealth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$10.95	$10.80	$11.08	$11.23	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.06)	$(0.06)	$(0.09)	$(0.01)
Net realized and unrealized gain (loss)	0.89	0.21	(0.22)	(0.06)	0.58
Total from investment operations	$0.87	$0.15	$(0.28)	$(0.15)	$0.57
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$11.82	$10.95	$10.80	$11.08	$11.23
Total return (%) (r)(s)(t)(x)	7.95	1.39	(2.53)	(1.34)	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.06	1.78	1.68	1.66	1.96
Expenses after expense reductions (h)	1.68	1.68	1.67	1.65	1.67
Net investment income (loss) (l)	(0.19)	(0.60)	(0.51)	(0.83)	(0.10)
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$61	$57	$56	$57	$58
Class R2	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.34	$11.15	$11.39	$11.48	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$(0.01)	$(0.00)(w)	$(0.04)	$0.04
Net realized and unrealized gain (loss)	0.93	0.23	(0.24)	(0.05)	0.59
Total from investment operations	$0.97	$0.22	$(0.24)	$(0.09)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)	$—	$—	$(0.01)
Net asset value, end of period (x)	$12.26	$11.34	$11.15	$11.39	$11.48
Total return (%) (r)(s)(t)(x)	8.53	1.94	(2.11)	(0.78)	5.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.56	1.28	1.19	1.16	1.46
Expenses after expense reductions (h)	1.18	1.18	1.17	1.15	1.17
Net investment income (loss) (l)	0.31	(0.10)	(0.01)	(0.33)	0.40
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$64	$59	$58	$59	$60

See Notes to Financial Statements
8

MFS Managed Wealth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.46	$11.27	$11.48	$11.55	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.02	$0.03	$(0.01)	$0.07
Net realized and unrealized gain (loss)	0.93	0.22	(0.24)	(0.06)	0.59
Total from investment operations	$1.00	$0.24	$(0.21)	$(0.07)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.05)	$—	$—	$(0.03)
Net asset value, end of period (x)	$12.39	$11.46	$11.27	$11.48	$11.55
Total return (%) (r)(s)(t)(x)	8.79	2.17	(1.83)	(0.61)	6.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.03	0.94	0.91	1.21
Expenses after expense reductions (h)	0.93	0.93	0.92	0.90	0.92
Net investment income (loss) (l)	0.56	0.15	0.24	(0.09)	0.65
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$65	$60	$59	$60	$60
Class R4	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.50	$11.30	$11.50	$11.57	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.05	$0.06	$0.02	$0.10
Net realized and unrealized gain (loss)	0.93	0.23	(0.24)	(0.07)	0.60
Total from investment operations	$1.03	$0.28	$(0.18)	$(0.05)	$0.70
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.02)	$(0.02)	$(0.06)
Net asset value, end of period (x)	$12.43	$11.50	$11.30	$11.50	$11.57
Total return (%) (r)(s)(t)(x)	9.01	2.51	(1.60)	(0.40)	6.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.06	0.78	0.69	0.66	0.96
Expenses after expense reductions (h)	0.68	0.68	0.67	0.65	0.67
Net investment income (loss) (l)	0.81	0.40	0.49	0.16	0.90
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$67	$61	$60	$61	$61

See Notes to Financial Statements
9

MFS Managed Wealth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Net asset value, beginning of period	$11.50	$11.31	$11.51	$11.57	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.06	$0.07	$0.04	$0.09
Net realized and unrealized gain (loss)	0.95	0.22	(0.24)	(0.07)	0.61
Total from investment operations	$1.05	$0.28	$(0.17)	$(0.03)	$0.70
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.09)	$(0.03)	$(0.03)	$(0.06)
Net asset value, end of period (x)	$12.44	$11.50	$11.31	$11.51	$11.57
Total return (%) (r)(s)(t)(x)	9.18	2.50	(1.53)	(0.27)	6.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.97	0.70	0.61	0.59	0.91
Expenses after expense reductions (h)	0.62	0.60	0.59	0.58	0.62
Net investment income (loss) (l)	0.81	0.51	0.59	0.32	0.84
Portfolio turnover	6	19	19	50	28
Net assets at end of period (000 omitted)	$2,860	$5,768	$7,125	$7,366	$14,345
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Managed Wealth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the underlying funds held by the fund at May 31, 2024 was to seek capital appreciation.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or
11

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$41,295	$—	$—	$41,295
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,195,265	—	1,195,265
Mutual Funds	38,123,868	—	—	38,123,868
Total	$38,165,163	$1,195,265	$—	$39,360,428
Other Financial Instruments
Futures Contracts – Liabilities	$(266,477)	$—	$—	$(266,477)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
12

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$41,295	$—
Equity	Futures Contracts	—	(266,477)
Total		$41,295	$(266,477)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(6,999,474)	$(166,934)	$7,968
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended May 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$1,670,536	$(81,644)	$(5,912)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
13

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(182,213)
Purchased Options (a)	41,295	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$41,295	$(182,213)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	41,295	(182,213)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
14

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investments Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gain from underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/24	Year ended 5/31/23
Ordinary income (including any short-term capital gains)	$320,494	$565,489
15

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$22,364,628
Gross appreciation	16,872,643
Gross depreciation	(143,320)
Net unrealized appreciation (depreciation)	$16,729,323
Undistributed ordinary income	337,214
Capital loss carryforwards	(10,769,875)
Total distributable earnings (loss)	$6,296,662
As of May 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(10,769,875)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/24	Year ended 5/31/23
Class A	$16,225	$—
Class I	273,385	514,052
Class R2	238	133
Class R3	384	280
Class R4	540	435
Class R6	29,722	50,589
Total	$320,494	$565,489
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2025. For the year ended May 31, 2024, this management fee reduction amounted to $6,084, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2024. For the year ended May 31, 2024, this reduction amounted to $164,563, which is included in the reduction of total expenses in the Statement of Operations.
16

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $725 for the year ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,795
Class B	0.75%	0.25%	1.00%	1.00%	710
Class C	0.75%	0.25%	1.00%	1.00%	20,927
Class R1	0.75%	0.25%	1.00%	1.00%	587
Class R2	0.25%	0.25%	0.50%	0.50%	307
Class R3	—	0.25%	0.25%	0.25%	156
Total Distribution and Service Fees					$31,482
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2024, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2024, were as follows:
Amount
Class A	$—
Class B	—
Class C	13
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2024, the fee was $2,655, which equated to 0.0056% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $35,898.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2024 was equivalent to an annual effective rate of 0.0368% of the fund's average daily net assets.
17

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At May 31, 2024, MFS held approximately 91% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
(4)  Portfolio Securities
For the year ended May 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$4,000,000
Non-U.S. Government securities	2,798,004	30,036,592
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	38,153	$453,764	85,213	$954,991
Class C	1,292	14,598	24,881	266,864
Class I	597,871	7,024,801	1,631,940	18,412,053
Class R6	3,406	40,693	11,335	128,413
	640,722	$7,533,856	1,753,369	$19,762,321
Shares issued to shareholders in reinvestment of distributions
Class A	1,369	$16,225	—	$—
Class I	22,864	270,477	45,244	511,263
Class R2	20	237	12	133
Class R3	33	384	25	280
Class R4	46	540	39	435
Class R6	29	349	24	275
	24,361	$288,212	45,344	$512,386
Shares reacquired
Class A	(77,410)	$(917,213)	(682,150)	$(7,594,286)
Class B	(842)	(9,730)	(914)	(9,952)
Class C	(52,520)	(585,089)	(167,709)	(1,801,193)
Class I	(2,212,852)	(26,182,701)	(4,891,424)	(55,415,825)
Class R6	(274,914)	(3,228,155)	(139,802)	(1,596,192)
	(2,618,538)	$(30,922,888)	(5,881,999)	$(66,417,448)
18

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/24		Year ended 5/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(37,888)	$(447,224)	(596,937)	$(6,639,295)
Class B	(842)	(9,730)	(914)	(9,952)
Class C	(51,228)	(570,491)	(142,828)	(1,534,329)
Class I	(1,592,117)	(18,887,423)	(3,214,240)	(36,492,509)
Class R2	20	237	12	133
Class R3	33	384	25	280
Class R4	46	540	39	435
Class R6	(271,479)	(3,187,113)	(128,443)	(1,467,504)
	(1,953,455)	$(23,100,820)	(4,083,286)	$(46,142,741)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2024, the fund’s commitment fee and interest expense were $268 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$18,259,258	$1,369,366	$11,757,113	$4,718,611	$(684,582)	$11,905,540
MFS Institutional Money Market Portfolio	958,518	40,364,800	38,876,759	(406)	287	2,446,440
MFS International Equity Fund	17,508,732	1,253,146	8,753,166	2,685,615	(769,941)	11,924,386
MFS Value Fund	17,623,099	2,038,392	9,526,282	2,382,158	(669,865)	11,847,502
	$54,349,607	$45,025,704	$68,913,320	$9,785,978	$(2,124,101)	$38,123,868
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$637,321
MFS Institutional Money Market Portfolio	113,933	—
MFS International Equity Fund	225,011	—
MFS Value Fund	280,857	853,338
	$619,801	$1,490,659
19

MFS Managed Wealth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Managed Wealth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Managed Wealth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2024
20

MFS Managed Wealth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

Change in the registrant's independent public accountant.  Not applicable.

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2024

*  Print name and title of each signing officer under his or her signature.